No Load Class

May 1, 2006	Prospectus	www.kineticsfunds.com

The Internet Fund The Internet Emerging Growth Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	1
THE INTERNET FUND	3
THE INTERNET EMERGING GROWTH FUND	8
THE PARADIGM FUND	13
THE MEDICAL FUND	18
THE SMALL CAP OPPORTUNITIES FUND	23
THE MARKET OPPORTUNITIES FUND	28
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	32
PORTFOLIO HOLDINGS INFORMATION	35
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	35
VALUATION OF FUND SHARES	36
HOW TO PURCHASE SHARES	37
HOW TO REDEEM SHARES	39
EXCHANGE PRIVILEGE	42
DISTRIBUTIONS AND TAXES	42
DISTRIBUTION OF SHARES	45
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	46
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	46
FINANCIAL HIGHLIGHTS	47

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the No Load Class of six series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
May 1, 2006

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Internet Emerging Growth Fund (the “Emerging Growth Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Internet Emerging Growth Portfolio (the “Emerging Growth Portfolio”). The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign emerging growth companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership short-term earnings shortfalls, lack of significant analyst coverage, stocks selling at or below book or replacement value, and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”). The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

1

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

2

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

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»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the NAV, total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

4

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

5

The Internet Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	1999	Q1	93.07%
Worst Quarter:	2000	Q2	-33.42%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 13.34%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return before taxes	-1.69%	0.96%	19.30%
Return after taxes on distributions	-1.92%	0.80%	19.19%
Return after taxes on distributions and sale of Fund shares(2)	-1.05%	0.74%	17.58%
S&P 500 Index(3)	4.91%	0.54%	8.01%
NASDAQ Composite Index(4)	1.37%	-2.25%	6.50%

(1) The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

6

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.10%
Total Annual Fund Operating Expenses	2.35%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$238	$733	$1,255	$2,686

7

THE INTERNET EMERGING GROWTH FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Emerging Growth Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the Investment Adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Such companies’ core business may not be primarily Internet-related. The Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

8

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Emerging Growth Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Emerging Growth Portfolio engages in a temporary defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Emerging Growth Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the NAV, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio’s and therefore, the Emerging Growth Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

9

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

»
Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio’s shares and therefore, the Emerging Growth Fund’s shares more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Emerging Growth Fund

The bar chart and table shown below illustrate the variability of the returns for the Emerging Growth Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund’s performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Emerging Growth Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund’s No Load Class or the Emerging Growth Portfolio will perform in the future.

10

The Internet Emerging Growth Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 5.19%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Internet Emerging Growth Fund (WWWEX) No Load
Return before taxes	2.65%	5.33%	-11.57%
Return after taxes on distributions	1.49%	4.85%	-11.90%
Return after taxes on distributions and sale of Fund shares(2)	2.04%	4.34%	-9.45%
S&P 500 Index(3)	4.91%	0.54%	-1.13%
NASDAQ Composite Index (4)	1.37%	-2.25%	-9.71%

(1) The Emerging Growth Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Emerging Growth Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

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Estimated Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.97%
Total Annual Fund Operating Expenses(7)	3.22%

(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed
(4) The Emerging Growth Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(7) The Investment Adviser to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.49%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$325	$992	$1,683	$3,522

12

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

13

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

14

»
Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Paradigm Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s No Load Class or the Paradigm Portfolio will perform in the future.

The Paradigm Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2000	Q2	-12.55%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 13.03%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

15

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return before taxes	16.11%	15.09%	13.16%
Return after taxes on distributions	16.08%	14.91%	13.02%
Return after taxes on distributions and sale of Fund shares(2)	10.51%	13.21%	11.56%
S&P 500 Index(3)	4.91%	0.54%	-1.13%
NASDAQ Composite Index (4)	1.37%	-2.25%	-9.71%

(1) The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.68%
Total Annual Fund Operating Expenses(7)	1.93%

(1) This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed
(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74%. These waivers and reimbursements may be discontinued at any time.

16

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$196	$606	$1,042	$2,254

17

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

18

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investments in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

19

»
Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

The Medical Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2000	Q1	26.57%
Worst Quarter:	2002	Q2	-19.65%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 9.98%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

20

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	-0.72%	-4.38%	8.62%
Return after taxes on distributions	-0.72%	-4.43%	8.58%
Return after taxes on distributions and sale of Fund shares(2)	-0.47%	-3.70%	7.52%
S&P 500 Index(3)	4.91%	0.54%	1.13%
NASDAQ Composite Index (4)	1.37%	-2.25%	-3.45%
(1) The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.23%
Total Annual Fund Operating Expenses(7)	2.48%

(1) This fee table and example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.49%. These waivers and reimbursements may be discontinued at any time.

21

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$251	$773	$1,321	$2,816

22

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

23

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

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The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Small Cap Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s No Load Class or the Small Cap Portfolio will perform in the future.

The Small Cap Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.70%
Worst Quarter:	2002	Q3	-21.56%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 14.75%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

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Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Small Cap Opportunities Fund (KSCOX) No Load
Return before taxes	13.17%	14.84%	14.76%
Return after taxes on distributions	13.02%	14.44%	14.42%
Return after taxes on distributions and sale of Fund shares (2)	8.66%	12.81%	12.85%
S&P 500 Index(3)	4.91%	0.54%	-1.07%
NASDAQ Composite Index (4)	1.37%	-2.25%	-11.97%
(1) The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000 and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.68%
Total Annual Fund Operating Expenses(7)	1.93%

(1) This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7) The Investment Adviser to the Small Cap Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74%. These waivers and reimbursements may be discontinued at any time.

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Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$196	$606	$1,042	$2,254

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THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, , as well as companies involved in the gaming industry. Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest in convertible and non-convertible debt securities, including debt securities that are rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality. No more than 20% of the Market Opportunities Portfolio’s total assets may be invested in such non-investment grade debt securities.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least twenty percent (20%) of their revenue from such exchanges or from the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

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Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Market Opportunities Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

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»
Option Transaction Risks: The Market Opportunities Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
New Fund Risk: There can be no assurance that the Market Opportunities Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Market Opportunities Fund be liquidated.

Performance of the Market Opportunities Fund

Because the Market Opportunities Fund had not commenced operations as of December 31, 2005, there is no performance information for the Market Opportunities Fund.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses(7)	1.25%
Total Annual Fund Operating Expenses(7) (8)	2.50%

(1) This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Market Opportunities Fund and any other series of the Company.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your No Load Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

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(4) The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Market Opportunities Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.
(7) Because the Market Opportunities Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Market Opportunities Fund’s current fiscal year ending December 31, 2006.
(8) The Investment Adviser to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the No Load Class of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the No Load Class of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years
No Load Class	$253	$779

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Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund and the Emerging Growth Fund
The value of each Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the corresponding Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer while the other half is spread out among various investments of various issuers generally not exceeding with respect to any issuer 5% of a Portfolio’s total assets. As a result of its non-diversified status, each Portfolio’s shares may be more susceptible to adverse changes in the value of a particular company’s shares than would the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

33

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and their percentage of the portfolio holdings and (b) the top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $2.167 billion in assets as of December 31, 2005. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2005, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Internet Emerging Growth Portfolio	0.71%
Paradigm Portfolio	1.00%
Medical Portfolio	1.22%
Small Cap Opportunities Portfolio	1.00%
Market Opportunities Portfolio	N/A*
* The Investment Adviser is entitled to receive advisory fees from the Market Opportunities Portfolio at the annual rate of 1.25% of the Portfolio’s average daily net assets.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Market Opportunities Portfolio) is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2005. A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Market Opportunities Portfolio is available in the SAI.

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Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl. Each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Emerging Growth Portfolio committee is Mr. Tuen, who joined the Investment Adviser in 1999. He has been managing the Portfolio since its inception. Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management. Each other committee member serves as a research analyst. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen.

The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl has served as Director of Research since 2000. He also currently serves as Chairman of Horizon Asset Management, a position which he has held since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial input on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Fund’s No Load Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and in generally the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each corresponding Fund’s Classes.

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Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, those where: if a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Fair Valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
No Load Class shares of the Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for all types of accounts (including Coverdell Education Savings Accounts) is $100. The Company reserves the right to vary or waive any minimum investment requirement. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until a completed New Account Application Form is received by the Fund or its transfer agent.

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Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100. You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Funds’ transfer agent at (800) 930-3828. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

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Wire to:		U.S. Bank, N.A.
•	ABA Number:	075000022
•	Credit:	U.S. Bancorp Fund Services, LLC
•	Account:	112-952-137
•	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or be sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from bank and securities dealers, but not from a notary public. The Funds will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

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»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in "good order" must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed, and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

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The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800) 930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees are paid to the Funds to help offset transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

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The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at (800) 930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., No Load Class shares for No Load Class shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, so your account may be subject to a redemption fee as described above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

Call (800) 930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

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Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net short-term capital gain over net long-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term gain capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

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Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid on December 31.

You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This is known as “buying into a dividend.”

Sales and Exchanges. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

Backup Withholding. On the New Account Application Form, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend or distribution of gross proceeds from the redemption or exchange of shares. Each Fund reserves the right to reject any application that does not include a certified taxpayer identification number. The withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund’s taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund’s taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest” or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

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Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and that dividends will no longer be taxed at long-term capital gain rates for taxable years beginning after December 31, 2008.

Your investment in the Funds could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

More tax information relating to the Funds is also provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder-servicing fee from each Class equal to 0.25% of each Fund’s average daily net assets attributable to that class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

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Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm
Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 is the independent registered public accounting firm for the Funds.

46

Financial Highlights

The financial highlights table set forth below is intended to help you understand each Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single No Load Class share of each Fund (other than the Market Opportunities Fund which had not commenced operations as of December 31, 2005). The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds’ (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal years ended December 31, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for prior periods was audited by the Funds’ former auditors.

The Internet Fund

		No Load Class
		Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$25.29	$23.31	$16.69	$21.80	$24.12
Income from Investment Operations:
Net investment income (loss)	0.11(3)	0.10 (3)	0.03	(0.08)(3)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.54)	2.25	6.66	(5.03)	(2.15)
Total gain (loss) from investment operations	(0.43)	2.35	6.69	(5.11)	(2.32)
Redemption Fees	0.00(2)	—	—	—	—
Less Distributions:
From net investment income	(0.20)	(0.37)	(0.07)	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.20)	(0.37)	(0.07)	—	—
Net Asset Value, End of Period	$24.66	$25.29	$23.31	$16.69	$21.80
Total Return	(1.69)%	10.06%	40.11%	(23.44)%	(9.62)%
Net assets, end of period (000’s)	$148,260	$201,929	$230,971	$189,618	$297,793
Ratio of expenses to average net assets:
Before expense reimbursement	2.35%	2.37%	2.39%	2.42%	2.37%
After expense reimbursement	2.35%	2.37%	2.39%	2.42%	2.37%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.46%	0.44%	0.11%	(0.41)%	(0.61)%
After expense reimbursement	0.46%	0.44%	0.11%	(0.41)%	(0.61)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount is less than $0.005 per share.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

47

The Internet Emerging Growth Fund

	No Load Class Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$4.50	$4.28	$3.24	$4.30	$3.69
Income from Investment Operations:
Net investment income (loss)	0.15	0.08	0.04	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.03)	0.25	1.05	(0.98)	0.64
Total gain (loss) from investment operations	0.12	0.33	1.09	(1.06)	0.61
Redemption Fees	0.00(2)	—	—	—	—
Less Distributions:
From net investment income	(0.19)	(0.11)	(0.05)	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.19)	(0.11)	(0.05)	—	—
Net Asset Value, End of Period	$4.43	$4.50	$4.28	$3.24	$4.30
Total Return	2.65%	7.67%	33.56%	(24.65)%	16.53%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,896	$4,584	$4,677	$3,338	$5,277
Ratio of expenses to average net assets:
Before expense reimbursement	3.22%	3.45%	3.64%	3.78%	4.17%
After expense reimbursement	2.69%	2.67%	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.80%	1.08%	0.11%	(3.03)%	(2.09)%
After expense reimbursement	3.33%	1.84%	1.01%	(1.99)%	(0.66)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount is less than $0.005 per share.

48

The Paradigm Fund

	No Load Class Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$17.54	$14.91	$10.12	$10.61	$10.40
Income from Investment Operations:
Net investment income (loss)	(0.03) (2)	(0.06)(2)	0.05	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments	2.82	3.17	4.79	(0.35)	0.34
Total gain (loss) from investment operations	2.79	3.11	4.84	(0.49)	0.21
Redemption Fees	0.03	—	—	—	—
Less Distributions:
From net investment income	(0.01)	(0.02)	(0.05)	—	—
From net realized gains	(0.02)	(0.46)	—	—	—
Total distributions	(0.03)	(0.48)	(0.05)	—	—
Net Asset Value, End of Period	$20.33	$17.54	$14.91	$10.12	$10.61
Total Return	16.11%	20.84%	47.87%	(4.62)%	2.02%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$418,914	$89,313	$57,646	$5,044	$4,817
Ratio of expenses to average net assets:
Before expense reimbursement and waivers	1.93%	2.10%	2.24%	2.97%	3.47%
After expense reimbursement	1.69%	1.74%	1.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.41)%	(0.77)%	0.57%	(1.61)%	(1.91)%
After expense reimbursement	(0.17)%	(0.41)%	1.07%	(1.38)%	(1.18)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

49

The Medical Fund

	No Load Class Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$16.76	$15.67	$12.72	$18.06	$20.98
Income from Investment Operations:
Net investment loss	(0.18) (2)	(0.10) (2)	(0.25)	(0.21)	(0.25)
Net realized and unrealized gain (loss) on investments	0.06	1.19	3.20	(5.05)	(2.64)
Total gain (loss) from investment operations	(0.12)	1.09	2.95	(5.26)	(2.89)
Redemption Fees	0.00(3)	—	—	—	—
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	—	—	—	(0.08)	(0.03)
Total distributions	—	—	—	(0.08)	(0.03)
Net Asset Value, End of Period	$16.64	$16.76	$15.67	$12.72	$18.06
Total Return	(0.72)%	6.96%	23.19%	(29.14)%	(13.77)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$13,943	$19,583	$23,695	$22,604	$40,416
Ratio of expenses to average net assets:
Before expense reimbursement	2.48%	2.54%	2.52%	2.55%	2.28%
After expense reimbursement	2.44%	2.39%	2.52%	2.55%	2.28%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.14)%	(1.31)%	(1.55)%	(1.49)%	(1.17)%
After expense reimbursement	(1.10)%	(1.16)%	(1.55)%	(1.49)%	(1.17)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2)Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) The amount is less than $0.005 per share.

50

The Small Cap Opportunities Fund

	No Load Class Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$18.69	$16.55	$10.04	$14.50	$11.10
Income from Investment Operations:
Net investment income (loss)	0.12(2)	0.22(2)	0.25	(0.18)(2)	(0.19)(2)
Net realized and unrealized gain (loss) on investments	2.35	2.49	6.43	(4.21)	3.59
Total gain (loss) from investment operations	2.47	2.71	6.68	(4.39)	3.40
Redemption Fees	0.00(3)	—	—	—	—
Less Distributions:
From net investment income	(0.01)	(0.16)	(0.17)	—	—
From net realized gains	(0.13)	(0.41)	—	(0.07)	—
Total distributions	(0.14)	(0.57)	(0.17)	(0.07)	—
Net Asset Value, End of Period	$21.02	$18.69	$16.55	$10.04	$14.50
Total Return	13.17%	16.40%	66.51%	(30.28)%	30.63%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$55,979	$35,702	$23,665	$3,313	$9,266
Ratio of expenses to average net assets:
Before expense reimbursement	1.93%	2.03%	2.34%	2.95%	3.73%
After expense reimbursement	1.66%	1.74%	2.34%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.18%	1.01%	2.14%	(1.59)%	(2.37)%
After expense reimbursement	0.45%	1.30%	2.14%	(1.38)%	(1.38)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

 (1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) The amount listed is less than $0.005 per share.

51

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2006
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

52

Advisor Classes

May 1, 2006	Prospectus	www.kineticsfunds.com

The Internet Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	4
THE INTERNET FUND	5
THE PARADIGM FUND	10
THE MEDICAL FUND	15
THE SMALL CAP OPPORTUNITIES FUND	20
THE MARKET OPPORTUNITIES FUND	25
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	29
PORTFOLIO HOLDINGS INFORMATION	32
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	32
VALUATION OF FUND SHARES	33
HOW TO PURCHASE SHARES	34
HOW TO REDEEM SHARES	36
EXCHANGE PRIVILEGE	39
DISTRIBUTIONS AND TAXES	39
DISTRIBUTION OF SHARES	42
DESCRIPTION OF ADVISOR CLASSES	43
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	45
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45
FINANCIAL HIGHLIGHTS	47

2

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the Advisor Classes of five series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
May 1, 2006

3

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage stock selling at or below book or replacement value and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”). The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

4

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

5

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

6

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Internet Fund’s past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The performance shown below is that of the Internet Fund’s Advisor Class A shares.

7

The Internet Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	23.99%
Worst Quarter:	2002	Q3	-14.33%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 13.28%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return before taxes	-7.21%	-0.14%
Return after taxes on distributions	-7.37%	-0.24%
Return after taxes on distributions and sale of Fund shares(2)	-4.66%	-0.17%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%

(1) The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001. The returns for the two indexes in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

8

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%
Other Expenses	1.10%
Total Annual Fund Operating Expenses	2.85%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$847	$1,407	$1,992	$3,568

See “Description of Advisor Classes” on page 51 .

9

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

10

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

11

»
Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Paradigm Fund’s past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future. The bar chart shows how the performance of Advisor Class A shares (the Class with the longest period of annual returns) has varied from year to year. The returns for Advisor Class C shares were different than the figures shown because each Class of shares has different expenses.

The Paradigm Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2002	Q3	-8.83%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 12.90%.

12

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class C shares will differ. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return before taxes	8.91%	14.32%
Return after taxes on distributions	8.89%	14.15%
Return after taxes on distributions and sale of Fund shares(2)	5.82%	12.49%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%
The Paradigm Fund (KNPCX) Advisor Class C
Return before taxes	14.96%	20.29%
S&P 500 Index(3)	4.91%	8.76%
NASDAQ Composite Index (4)	1.37%	12.40%

(1) The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indexes in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Paradigm Fund’s Advisor Class C shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

13

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%	2.00%
Exchange Fee(4)	None	None
Maximum Account Fee(5)	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class C
Management Fees(6)	1.25%	1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%	0.75%
Other Expenses	0.68%	0.68%
Total Annual Fund Operating Expenses(8)	2.43%	2.68%

(1) This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% and 2.49% for Advisor Class A shares and Advisor Class C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A and Advisor Class C shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A and Advisor Class C shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$807	$1,289	$1,796	$3,182
Advisor Class C	$271	$832	$1,420	$3,012

See “Description of Advisor Classes” on page 51.

14

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged generally in the medical research, pharmaceutical and technology industries and related medical technology industries, with an emphasis toward companies engaged in cancer research and drug development.

The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.
The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury Obligations) and repurchase agreements.

15

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investments in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

16

»
Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Medical Fund’s past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The performance shown below is that of the Medical Fund’s Advisor Class A shares.

The Medical Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.73%
Worst Quarter:	2002	Q2	-19.71%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 9.85%

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

17

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return before taxes	-6.63%	-3.39%
Return after taxes on distributions	-6.63%	-3.44%
Return after taxes on distributions and sale of Fund shares(2)	-4.31%	-2.88%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%

(1) The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001. The returns for the two indexes in this column have been calculated since the Medical Fund’s inception date of the Medical Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%
Other Expenses	1.23%
Total Annual Fund Operating Expenses(8)	2.98%

(1) This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74% for Advisor Class A shares. These waivers and reimbursements may be discontinued at any time.

18

Example

This Example is intended to help you compare the cost of investing in Advisor Class A shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$859	$1,443	$2,052	$3,684

See “Description of Advisor Classes” on page 51 .

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THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

20

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore, the Small Cap Fund’s investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

21

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The performance shown below is that of the Small Cap Fund’s Advisor Class A shares.

The Small Cap Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.64%
Worst Quarter:	2002	Q3	-21.60%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 14.70%

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The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Small Cap Fund (KSOAX) Advisor Class A
Return before taxes	6.33%	9.33%
Return after taxes on distributions	6.19%	8.89%
Return after taxes on distributions and sale of Fund shares(2)	4.21%	7.81%
S&P 500 Index(3)	4.91%	3.92%
NASDAQ Composite Index (4)	1.37%	3.12%

(1) The Small Cap Fund’s Advisor Class A shares commenced operations on December 31, 2001. The returns for the two indexes in this column have been calculated since the inception date of the Small Cap Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%
Other Expenses	0.66%
Total Annual Fund Operating Expenses(8)	2.41%

(1) This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.

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(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.
(8) The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% for Class A shares. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$805	$1,283	$1,787	$3,163

See “Description of Advisor Classes” on page 51.

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THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest in convertible and non-convertible debt securities, including debt securities that are rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality. No more than 20% of the Market Opportunities Portfolio’s total assets may be invested in such non-investment grade debt securities.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least twenty percent (20%) of their revenue from such exchanges, or from the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury Obligations) and repurchase agreements.

25

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks: To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

26

»
Non-Diversification Risks: As a non-diversified investment company, more of the Market Opportunities Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Market Opportunities Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
New Fund Risk: There can be no assurance that the Market Opportunities Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Market Opportunities Fund be liquidated.

Performance of the Market Opportunities Fund

Because the Market Opportunities Fund had not commenced operations as of December 31, 2005, there is no performance information for the Market Opportunities Fund.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees(7)	0.50%
Other Expenses(8)	1.25%
Total Annual Fund Operating Expenses(8)(9)	3.00%

(1) This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Market Opportunities Fund and any other series of the Company.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Market Opportunities Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

27

(4) The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Market Opportunities Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.
(7) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. The Market Opportunities Fund intends to limit payments under the Distribution Plan for the Advisor Class A shares to 0.25% during the current fiscal year ending December 31, 2006.
(8) Because the Market Opportunities Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Market Opportunities Fund’s current fiscal year ending December 31, 2006.
(9) The Investment Adviser to the Market Opportunitoes Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% for Class A shares. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A shares of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Class A shares of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years
Advisor Class A	$861	$1,449

See “Description of Advisor Classes” on page 51 .

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Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund
The value of the Internet Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the Internet Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer while the other half is spread out among various investments of various issuers generally not exceeding with respect to any one issuer 5% of a Portfolio’s total assets. As a result of its non-diversified status, each Portfolio’s shares may be more susceptible to adverse changes in the value of a particular company’s shares than would the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and their percentage of the portfolio holdings and (b) the top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $2.167 billion in assets as of December 31, 2005. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2005, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Paradigm Portfolio	1.00%
Medical Portfolio	1.22%
Small Cap Opportunities Portfolio	1.00%
Market Opportunities Portfolio	N/A*
* The Investment Adviser is entitled to receive advisory fees from the Market Opportunities Portfolio at the annual rate of 1.25% of the Portfolio’s average daily net assets.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Market Opportunities Portfolio) is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2005. A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Market Opportunities Portfolio is available in the SAI.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl. Each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

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The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl has served as Director of Research since 2000. He also currently serves as Chairman of Horizon Asset Management, a position which he has held since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial input on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

Steven Tuen joined the Investment Adviser in 1999 as a portfolio manager. Since 1996, Mr. Tuen also serves as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”). The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each corresponding Fund’s Classes.

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Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for both types of accounts (including Coverdell Education Savings Accounts) is $100. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until a completed New Account Application Form is received by the Funds or their transfer agent.

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Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Funds’ transfer agent at (800) 930-3828. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Funds that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

Wire to:		U.S. Bank, N.A.
•	ABA Number:	075000022
•	Credit:	U.S. Bancorp Fund Services, LLC
•	Account:	112-952-137
•	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

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Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or be sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from bank and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

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»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed, and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

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The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800) 930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. Advisor Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of shares held for less than 30 days. These fees are paid to the Funds to help offset transaction costs.

The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

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The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at (800) 930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, so your account may be subject to a redemption fee as described above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. In all cases, shareholders will be required to pay a sales charge only once. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

Call (800)930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

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Option 2: To receive all income dividends and capital gain distributions in cash..

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net short-term capital gain over net long-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term gain capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid on December 31.

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You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This is known as “buying into a dividend.”

Sales and Exchanges. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

Backup Withholding. On the New Account Application Form, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend or distribution of gross proceeds from the redemption or exchange of shares. Each Fund reserves the right to reject any application that does not include a certified taxpayer identification number. The withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund’s taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund’s taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest” or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and that dividends will no longer be taxed at long-term capital gain rates for taxable years beginning after December 31, 2008.

41

Your investment in the Funds could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

More tax information relating to the Funds is also provided in the SAI.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares and Advisor Class C shares, respectively. Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan were limited to 0.25%. Under the Plan for Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily net asset value of Advisor Class C shares to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of such Fund’s average daily net assets attributable to that Class.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder service fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio.

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Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS also acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers two Classes of shares of the Funds - Advisor Class A shares and Advisor Class C shares. Please note that the only Advisor Classes of Kinetics Mutual Funds, Inc. currently available to shareholders are those offered in this Prospectus as follows:

Fund Name	Class
The Internet Fund	Advisor Class A shares
The Paradigm Fund	Advisor Classes A and C shares
The Medical Fund	Advisor Class A shares
The Small Cap Opportunities Fund	Advisor Class A shares
The Market Opportunities Fund	Advisor Class A shares

Each Fund also offers a No Load Class of shares through a separate prospectus. The No Load Class of shares may be purchased without the imposition of any sales charges or 12b-1 fees. Each Fund has also registered an Institutional Class of Shares which is currently being offered by the Paradigm Fund and the Small Cap Fund. The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders. You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% (currently limited to 0.25%) of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

Amount of Transaction At Least But Less Than	Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
$0 $50,000	5.75%	6.10%	5.25%
$50,000 $100,000	4.75%	4.99%	4.25%
$100,000 $250,000	3.75%	3.90%	3.25%
$250,000 $500,000	2.75%	2.83%	2.25%
$500,000 $1,000,000	2.25%	2.30%	1.75%
$1,000,000 and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment. .

43

Waivers - Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge - Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months; (see “Letter of Intent - Advisor Class A Shares” below)

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

»	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation - Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Letter of Intent - Advisor Class A Shares
By signing a Letter of Intent (“LOI”) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund). Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

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If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the NAV next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Funds’ SAI. The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996.

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Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

46

Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal years ended December 31, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for prior periods was audited by the Funds’ former auditors.

The financial highlights tables set forth below are for the Advisor Class A shares of the Internet Fund, Medical Fund and Small Cap Fund and Advisor Class A and Advisor Class C shares of the Paradigm Fund. The Market Opportunities Fund had not commenced operations as of December 31, 2005.

THE INTERNET FUND
	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA (4)
Net Asset Value, Beginning of Period	$24.93	$22.88	$16.47	$21.75	$23.50
Income from Investment Operations:
Net investment income (loss)	0.05(6)	0.05(6)	(0.82)	(0.12)(6)	(0.12)(6)
Net realized and unrealized gain (loss) on investments	(0.44)	2.23	7.23	(5.16)	(1.63)
Total gain (loss) from investment operations	(0.39)	2.28	6.41	(5.28)	(1.75)
Redemption Fees	(0.00) (7)	—	—	—	—
Less Distributions:
From net investment income	(0.14)	(0.23)	—	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.14)	(0.23)	—	—	—
Net Asset Value, End of Period	$24.40	$24.93	$22.88	$16.47	$21.75
Total Return(5)	(1.55)%	9.95%	38.92%	(24.28)%	(7.45)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$300	$354	$428	$507	$975
Ratio of expenses to average net assets:
Before expense reimbursement	2.60%	2.62%	2.64%	2.67%	2.62%(3)
After expense reimbursement	2.60%	2.62%	2.64%	2.67%	2.62%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.21%	0.19%	(0.14)%	(0.66)%	(0.86)%(3)
After expense reimbursement	0.21%	0.19%	(0.14)%	(0.66)%	(0.86)%(3)
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)    Commencement of operations.
(2)    Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

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THE PARADIGM FUND - CLASS A

	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$17.40	$14.82	$10.07	$10.58	$10.42
Income from Investment Operations:
Net investment income (loss)	(0.07) (6)	(0.10)	0.08	(0.17)	(0.10)(6)
Net realized and unrealized gain (loss) on investments	2.77	3.16	4.70	(0.34)	0.26
Total gain (loss) from investment operations	2.70	3.06	4.78	(0.51)	0.16
Redemption Fees	0.00 (7)	—	—	—	—
Less Distributions:
From net investment income	—	(0.02)	(0.03)	—	—
From net realized gains	(0.02)	(0.46)	—	—	—
Total distributions	(0.02)	(0.48)	(0.03)	—	—
Net Asset Value, End of Period	$20.08	$17.40	$14.82	$10.07	$10.58
Total Return(5)	15.54%	20.63%	47.47%	(4.82)%	1.54%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$60,421	$26,525	$13,157	$4,943	$4,091
Ratio of expenses to average net assets:
Before expense reimbursement	2.18%	2.35%	2.49%	3.22%	3.72%(3)
After expense reimbursement	1.94%	1.99%	1.99%	2.99%	2.99%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.66)%	(1.02)%	0.32%	(1.86)%	(2.16)%(3)
After expense reimbursement	(0.42)%	(0.66)%	0.82%	(1.63)%	(1.43)%(3)
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

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THE PARADIGM FUND - CLASS C

	Advisor Class C Year Ended December 31,	Advisor Class C Year Ended December 31,	Advisor Class C Year Ended December 31,	Advisor Class C June 28, 2002(1) through December 31,
	2005	2004	2003	2002
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$17.21	$14.73	$10.05	$10.64
Income from Investment Operations:
Net investment income (loss)	(0.17) (6)	(0.18)	0.02	(0.11)
Net realized and unrealized gain (loss) on investments	2.74	3.14	4.67	(0.48)
Total gain (loss) from investment operations	2.57	2.96	4.69	(0.59)
Redemption Fees	0.00 (7)	—	—	—
Less Distributions:
From net investment income	—	(0.02)	(0.01)	—
From net realized gains	(0.02)	(0.46)	—	—
Total distributions	(0.02)	(0.48)	(0.01)	—
Net Asset Value, End of Period	$19.76	$17.21	$14.73	$10.05
Total Return(5)	14.96%	20.08%	46.68%	(5.55)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$38,740	$9,426	$2,125	$519
Ratio of expenses to average net assets:
Before expense reimbursement	2.68%	2.85%	2.99%	3.72%(3)
After expense reimbursement	2.44%	2.49%	2.49%	3.49%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.16)%	(1.52)%	(0.18)%	(2.36)% (3)
After expense reimbursement	(0.92)%	(1.16)%	0.32%	(2.13)% (3)
Portfolio turnover rate	N/A	N/A	N/A	N/A

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.
(4)	Information presented relates to a share of capital stock outstanding for each period.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7)	The amount is less than $0.005 per share.

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THE MEDICAL FUND

	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$16.49	$15.47	$12.61	$18.01	$18.24
Income from Investment Operations:
Net investment loss	(0.22) (6)	(0.11) (6)	(0.63)	(0.24)	(0.17)(6)
Net realized and unrealized gain (loss) on investments	0.07	1.13	3.49	(5.08)	(0.03)
Total gain (loss) from investment operations	(0.15)	1.02	2.86	(5.32)	(0.20)
Redemption Fees	—	—	—	—	—
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	—	—	—	(0.08)	(0.03)
Total distributions	—	—	—	(0.08)	(0.03)
Net Asset Value, End of Period	$16.34	$16.49	$15.47	$12.61	$18.01
Total Return(5)	(0.91)%	6.59%	22.68%	(29.56)%	(1.09)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$559	$696	$758	$794	$1,203
Ratio of expenses to average net assets:
Before expense reimbursement	2.73%	2.79%	2.77%	2.80%	2.53%(3)
After expense reimbursement	2.69%	2.64%	2.77%	2.80%	2.53%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.39)%	(1.56)%	(1.80)%	(1.74)%	(1.42)%(3)
After expense reimbursement	(1.35)%	(1.41)%	(1.80)%	(1.74)%	(1.42)%(3)
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Annualized.
(4)	Information presented relates to a share of capital stock outstanding for each period.
(5)	The total return calculation does not reflect the 5.75% front end sales charge.
(6)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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THE SMALL CAP OPPORTUNITIES FUND

	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A December 31,
	2005	2004	2003	2002	2001(1)
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$18.63	$16.50	$10.03	$14.50	$14.50
Income from Investment Operations:
Net investment income (loss)	0.02(4)	0.18(4)	0.15	(0.20)(4)	—
Net realized and unrealized gain (loss) on investments	2.38	2.49	6.47	(4.20)	—
Total gain (loss) from investment operations	2.40	2.67	6.62	(4.40)	—
Redemption Fees	0.00(6)	—	—	—	—
Less Distributions:
From net investment income	(0.01)	(0.13)	(0.15)	—	—
From net realized gains	(0.13)	(0.41)	—	(0.07)	—
Total distributions	(0.14)	(0.54)	(0.15)	(0.07)	—
Net Asset Value, End of Period	$20.89	$18.63	$16.50	$10.03	$14.50
Total Return(5)	12.83%	16.17%	65.98%	(30.35)%	0.00%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,205	$2,929	$2,075	$172	$1
Ratio of expenses to average net assets:
Before expense reimbursement	2.16%	2.28%	2.59%	3.20%	N/A
After expense reimbursement	1.94%	1.99%	2.59%	2.99%	N/A
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.17)%	0.76%	1.89%	(1.84)%	N/A
After expense reimbursement	0.06%	1.05%	1.89%	(1.63)%	N/A
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1)	Commencement of operations.
(2)	Not annualized.
(3)	Information presented relates to a share of capital stock outstanding for each period.
(4)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(5)	The total return does not reflect the 5.75% front end sales charge.
(6)	The amount is less than $0.005 per share.

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Kinetics Mutual Funds, Inc.
The Internet Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, NY 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2006.
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

53

Advisor Classes

May 1, 2006	Prospectus	www.kineticsfunds.com

The Internet Fund The Internet Emerging Growth Fund The Paradigm Fund The MedicalFund The Small Cap Opportunities Fund The Market Opportunities Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	4
THE INTERNET FUND	6
THE INTERNET EMERGING GROWTH FUND	11
THE PARADIGM FUND	16
THE MEDICAL FUND	21
THE SMALL CAP OPPORTUNITIES FUND	26
THE MARKET OPPORTUNITIES FUND	31
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	35
PORTFOLIO HOLDINGS INFORMATION	38
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	38
VALUATION OF FUND SHARES	39
HOW TO PURCHASE SHARES	40
HOW TO REDEEM SHARES	42
EXCHANGE PRIVILEGE	45
DISTRIBUTIONS AND TAXES	46
DISTRIBUTION OF SHARES	48
DESCRIPTION OF ADVISOR CLASSES	49
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	52
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	52
FINANCIAL HIGHLIGHTS	53

2

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the Advisor Classes of six series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies which directly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

Please note that as of the date of this Prospectus, the classes of shares of the Funds discussed in this Prospectus have not commenced operations and therefore are not yet offered by the Company.
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
May 1, 2006

3

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Internet Emerging Growth Fund (the “Emerging Growth Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Internet Emerging Growth Portfolio (the “Emerging Growth Portfolio”). The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership short-term earnings shortfalls, lack of significant analyst coverage stocks selling at or below book or replacement value and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”). The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

4

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

5

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

6

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the NAV, total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

7

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The bar chart and table shown below illustrate the variability of the Internet Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Internet Fund’s past performance, before and after taxes, is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future. The performance shown below is that of the Internet Fund’s Advisor Class A shares. Because Advisor Classes B and C shares of the Internet Fund have not yet commenced operations, no performance information is shown for those Classes. Advisor Classes B and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

8

The Internet Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	23.99%
Worst Quarter:	2002	Q3	-14.33%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 13.28%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Adviser Class A shares only. After-tax returns for Advisor Class B shares and Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Internet Fund (KINAX) Advisor Class A
Return before taxes	-7.21%	-0.14%
Return after taxes on distributions	-7.37%	-0.24%
Return after taxes on distributions and sale of Fund shares(2)	-4.66%	-0.17%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%

(1) The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001. Advisor Class B and C shares of The Internet Fund had not commenced operations prior to December 31, 2005. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

9

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(8)	0.75%	0.75%
Other Expenses	1.10%	1.10%	1.10%
Total Annual Fund Operating Expenses	2.85%	3.10%	3.10%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan for the Advisor Class A shares were limited to 0.25%.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A, B and C shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$847	$1,407	$1,992	$3,568
Advisor Class B	$813	$1,257	$1,825	$3,327
Advisor Class C	$313	$957	$1,625	$3,411

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$313	$957	$1,625	$3,327

See “Description of Advisor Classes” on page 49 .

10

THE INTERNET EMERGING GROWTH FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Emerging Growth Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the Investment Adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Such companies’ core business may not be primarily Internet-related. The Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

11

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Emerging Growth Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Emerging Growth Portfolio engages in a temporary defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Emerging Growth Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the NAV, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio’s and therefore, the Emerging Growth Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

12

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

»
Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio’s shares and therefore, the Emerging Growth Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Emerging Growth Fund

The bar chart and table shown below illustrate the variability of the Emerging Growth Fund’s returns. Both assume that all dividends and distributions are reinvested in the Funds. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund’s performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Emerging Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund or the Emerging Growth Portfolio will perform in the future. Because Advisor Classes A, B and C shares of the Emerging Growth Fund have not yet commenced operations, no performance information is shown for those Classes. The performance shown below is that of the Emerging Growth Fund’s No Load Class, which is offered in a separate prospectus. Advisor Classes A, B, and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

13

The Internet Emerging Growth Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 13.34%.

The after-tax returns for the Fund’s No-Load Class as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Internet Emerging Growth Fund (WWWEX) No Load
Return before taxes	2.65%	5.33%	-11.57%
Return after taxes on distributions	1.49%	4.85%	-11.90%
Return after taxes on distributions and sale of Fund shares(2)	2.04%	4.34%	-9.45%
S&P 500 Index(3)	4.91%	0.54%	-1.13%
NASDAQ Composite Index (4)	1.37%	-2.25%	-9.71%

(1) The Emerging Growth Fund’s No Load Class commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. Advisor Classes A, B and C shares had not commenced operations prior to December 31, 2005. The returns for the two indexes in this column have been calculated since the inception date of the Emerging Growth Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

14

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(8)	0.75%	0.75%
Other Expenses	1.97%	1.97%	1.97%
Total Annual Fund Operating Expenses(9)	3.72%	3.97%	3.97%

(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B Shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Emerging Growth Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, it is anticipated that once operational, payments under the Plan for the Advisor Class A shares will be limited to 0.25%.
(9)The Investment Adviser to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 2.92%, 3.42% and 3.42% for Advisor Classes A, B and C, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A, B and C shares of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$928	$1,647	$2,385	$4,314
Advisor Class B	$899	$1,510	$2,237	$4,103
Advisor Class C	$399	$1,210	$2,037	$4,181

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$399	$1,210	$2,037	$4,103

See “Description of Advisor Classes” on page 49 .

15

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

16

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

17

»
Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The bar chart and table shown below illustrate the variability of the Paradigm Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Paradigm Fund’s past performance, before and after taxes, is not necessarily an indication of how the Paradigm Fund or the Paradigm Portfolio will perform in the future.  The bar chart shows how the performance of Advisor Class A shares has varied from year to year. Because Advisor Class B shares of the Paradigm Fund have not yet commenced operations, no performance information is shown for Advisor Class B shares. Advisor Class B shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Paradigm Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2002	Q3	-8.83%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 12.90%.

18

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class B and Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Paradigm Fund (KNPAX) Advisor Class A
Return before taxes	8.91%	14.32%
Return after taxes on distributions	8.89%	14.15%
Return after taxes on distributions and sale of Fund shares(2)	5.82%	12.49%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%
The Paradigm Fund (KNPCX) Advisor Class C
Return before taxes	14.96%	20.29%
S&P 500 Index(3)	4.91%	8.76%
NASDAQ Composite Index (4)	1.37%	12.40%

(1) The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indexes in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(8)	0.75%	0.75%
Other Expenses	0.68%	0.68%	0.68%
Total Annual Fund Operating Expenses(9)	2.43%	2.68%	2.68%

(1) This fee table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

19

(5) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the plan for the Advisor Class A shares were limited to 0.25%.
(9) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99% and 2.49% for Advisor Classes A and B shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A and B shares of the Paradigm Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A and B shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$807	$1,289	$1,796	$3,182
Advisor Class B	$771	$1,132	$1,620	$2,924
Advisor Class C	$271	$832	$1,420	$3,012

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$271	$832	$1,420	$2,924

See “Description of Advisor Classes” on page 49 .

20

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»	Biotech & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

21

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investments in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

22

»
Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The bar chart and table shown below illustrate the variability of the Medical Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Medical Fund’s past performance, before and after taxes, is not necessarily an indication of how the Medical Fund or the Medical Portfolio will perform in the future. The performance shown below is that of the Medical Fund’s Advisor Class A shares. Because Advisor Classes B and C shares of the Medical Fund have not yet commenced operations, no performance information is shown for those Classes. Advisor Classes B and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Medical Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

23

Best Quarter:	2003	Q2	16.73%
Worst Quarter:	2002	Q2	-19.71%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 9.85%

The after-tax returns for the Fund’s Adviser Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class B and Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Medical Fund (KRXAX) Advisor Class A
Return before taxes	-6.63%	-3.39%
Return after taxes on distributions	-6.63%	-3.44%
Return after taxes on distributions and sale of Fund shares(2)	-4.31%	-2.88%
S&P 500 Index(3)	4.91%	1.95%
NASDAQ Composite Index (4)	1.37%	1.73%

(1) The Medical Fund’s Advisor Class A shares commenced operations on April 26, 2001. Advisor Classes B and C shares had not commenced operations prior to December 31, 2005. The returns for the two indices in this column have been calculated since the inception date of the Medical Fund’s Advisor Class A shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(8)	0.75%	0.75%
Other Expenses	1.23%	1.23%	1.23%
Total Annual Fund Operating Expenses(9)	2.98%	3.23%	3.23%

(1) This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes”.
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.

24

(5) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan.  However, during the year ended December 31, 2005, payments under the plan for the Advisor Class A shares were limited to 0.25%.
(9) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.74%, 3.14% and 3.14% for Advisor Classes A, B and C shares, respectively. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Medical Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes A, B and C shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$859	$1,443	$2,052	$3,684
Advisor Class B	$826	$1,295	$1,888	$3,445
Advisor Class C	$326	$995	$1,688	$3,531

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$326	$995	$1,688	$3,445

See “Description of Advisor Classes” on page 49.

25

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

26

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s, and therefore, the Small Cap Fund’s investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio may invest in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

27

Performance of the Small Cap Fund

The bar chart and table shown below illustrate the variability of the Small Cap Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns (after taking into account any sales charges) compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund or the Small Cap Portfolio will perform in the future. The performance shown below is that of the Small Cap Fund’s Advisor Class A shares. Because Advisor Classes B and C shares of the Small Cap Fund have not yet commenced operations, no performance information is shown for those Classes. Advisor Classes A, B, and C shares would have substantially similar returns because the shares are invested in the same portfolio of securities. The annual returns would differ only to the extent that the Classes do not have the same expenses.

The Small Cap Fund - Advisor Class A
Calendar Year Returns as of 12/31

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

Best Quarter:	2003	Q2	16.64%
Worst Quarter:	2002	Q3	-21.60%

The total return for Advisor Class A shares from January 1, 2006 to March 31, 2006 was 14.70%

The after-tax returns for the Fund’s Advisor Class A shares as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for Advisor Class A shares only. After-tax returns for Advisor Class B shares and Advisor Class C shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	Since Inception(1)
The Small Cap Fund (KSOAX) Advisor Class A
Return before taxes	6.33%	9.33%
Return after taxes on distributions	6.19%	8.89%
Return after taxes on distributions and sale of Fund shares(2)	4.21%	7.81%
S&P 500 Index(3)	4.91%	3.92%
NASDAQ Composite Index (4)	1.37%	3.12%

28

 (1) The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001. Advisor Classes B and C shares had not commenced operations prior to December 31, 2005. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares.
(2) The “Return After taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price) (3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(8)	0.75%	0.75%
Other Expenses	0.66%	0.66%	0.66%
Total Annual Fund Operating Expenses(9)	2.41%	2.66%	2.66%

(1) This fee table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio. Advisor Classes B and C shares had not commenced operations prior to December 31, 2005.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”
(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than one month after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the plan for the Advisor Class A shares were limited to 0.25%.
(9) The Investment Adviser to the Small Cap Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.99%, 2.49% and 2.49% for Advisor Classes A, B and C shares, respectively. These waivers and reimbursements may be discontinued at any time.

29

Example

This Example is intended to help you compare the cost of investing in Advisor Classes A, B and C shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes B and C shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class A	$805	$1,283	$1,787	$3,163
Advisor Class B	$769	$1,126	$1,610	$2,905
Advisor Class C	$269	$826	$1,469	$3,109

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years	5 Years	10 Years
Advisor Class B	$269	$826	$1,410	$2,905

See “Description of Advisor Classes” on page 49 .

30

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Market Opportunities Portfolio. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, as well as companies involved in the gaming industry. Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest in convertible and non-convertible debt securities, including debt securities that are rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality. No more than 20% of the Market Opportunities Portfolio’s total assets may be invested in such non-investment grade debt securities.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least twenty percent (20%) of their revenue from such exchanges, or from the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

31

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure

The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Market Opportunities Fund may withdraw its investment from the Market Opportunities Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Sector/Industry Concentration Risks: To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

»
Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

»
Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

32

»
Non-Diversification Risks: As a non-diversified investment company, more of the Market Opportunities Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Market Opportunities Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

»
New Fund Risk: There can be no assurance that the Market Opportunities Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Market Opportunities Fund be liquidated.

Performance of the Market Opportunities Fund

Because the Market Opportunities Fund had not commenced operations as of December 31, 2005, there is no performance information for the Market Opportunities Fund.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Advisor Class A	Advisor Class B	Advisor Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)(3)	None	5.00%	None
Maximum Sales Charge (Load) on Reinvested Dividends	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (4)	2.00%	None	2.00%
Exchange Fee(5)	None	None	None
Maximum Account Fee(6)	None	None	None

Annual Operating Expenses (expenses deducted from Fund assets)	Advisor Class A	Advisor Class B	Advisor Class C
Management Fees(7)	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.50%(8)	0.75%	0.75%
Other Expenses(9)	1.25%	1.25%	1.25%
Total Annual Fund Operating Expenses(9)	3.00%	3.25%	3.25%

(1) This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Fund and any other series of the Company.
(3) The contingent deferred sales charge for Advisor Class B shares is 5.00% in the first year, declining to 0% in the seventh year. In the eighth year, Advisor Class B shares convert to Advisor Class A shares, which do not bear a contingent deferred sales charge. See “Description of Advisor Classes.”

33

(4) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Advisor Class A or Advisor Class C shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Market Opportunities Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions, and is not applicable to Advisor Class B shares which impose a contingent deferred sales charge. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(5) The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Market Opportunities Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(6) IRA accounts are assessed a $15.00 annual fee.
(7) The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.
(8) Under the Distribution Plan adopted for the Advisor Class A shares, the Advisor Class A shares may pay as compensation up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the distributor or other qualified recipient under the Plan. The Market Opportunities Fund intends to limit payments under the Distribution Plan for the Advisor Class A shares to 0.25% during the current fiscal year ending December 31, 2006.
(9) Because the Market Opportunities Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Market Opportunities Fund’s current fiscal year ending December 31, 2006.

Example

This Example is intended to help you compare the cost of investing in Advisor Class A, Advisor Class B and Advisor Class C shares of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Classes B and C shares of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years
Advisor Class A	$861	$1,449
Advisor Class B	$828	$1,301
Advisor Class C	$328	$1,001

If you did not redeem your Advisor Class B shares, you would pay the following expenses:

	1 Year	3 Years
Advisor Class B	$328	$1,001

See “Description of Advisor Classes” on page 49.

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Main Risks of Investing in each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund and the Emerging Growth Fund
The value of each Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the corresponding Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer, while the other half is spread out among various investments of various issuers generally not exceeding with respect to any one issuer 5% of a Portfolio’s total assets. As a result of its non-diversified status, each Portfolio’s shares may be more susceptible to adverse changes in the value of a particular company’s shares than would the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options, depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security, upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and their percentage of the portfolio holdings and (b) the top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $2,167 billion in assets as of December 31, 2005. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2005, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Internet Emerging Growth Portfolio	0.71%
Paradigm Portfolio	1.00%
Medical Portfolio	1.22%
Small Cap Opportunities Portfolio	1.00%
Market Opportunities Fund	N/A*
* The Investment Adviser is entitled to receive advisory fees from the Market Opportunities Portfolio at the annual rate of 1.25% of the Portfolio’s average daily net assets.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Market Opportunities Portfolio) is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2005. A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Market Opportunities Portfolio is available in the SAI.

Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl. Each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

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The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Emerging Growth Portfolio committee is Mr. Tuen, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management. Each other committee member serves as a research analyst. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen.

The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl has served as Director of Research since 2000. He also currently serves as Chairman of Horizon Asset Management, a position which he has held since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial input on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Class of each Fund are sold at NAV per share plus any applicable sales charge (see “Description of Advisor Classes”). The NAVs are determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, distribution and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and generally in the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each corresponding Fund’s Classes.

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Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to, those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Shares of each Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for both types of accounts (including Coverdell Education Savings Accounts) is $100. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until the completed New Account Application Form is received by the Funds or their transfer agent.

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Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100. You may not make your initial purchase of a Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Funds’ transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Funds’ transfer agent at (800) 930-3828. The first AIP purchase will take place no earlier than 15 days after the Funds’ transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination. The Funds may modify or terminate the AIP at any time.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND], c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Funds that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

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Wire to:		U.S. Bank, N.A.
•	ABA Number:	075000022
•	Credit:	U.S. Bancorp Fund Services, LLC
•	Account:	112-952-137
•	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in any Fund by establishing a tax-sheltered IRA. Each Fund offers Traditional IRA, Roth IRA, and Coverdell Education Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

Investing Through Brokers or Agents
You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds’ distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

How to Redeem Shares

In General
You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day. Keep in mind that Advisor Class B shares may be subject to a contingent deferred sales charge.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or be sent via electronic funds transfer through the ACH network, to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from bank and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

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A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed, and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

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Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The Systematic Withdrawal Plan is not recommended for Advisor Class B shares because of the contingent deferred sales charge. The minimum systematic withdrawal amount is $100.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800) 930-3828 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Fund and its shareholders. Adviser Class A and Advisor Class C shares of the Funds assess a 2.00% fee on the redemption or exchange of shares held for less than 30 days. These fees are paid to the Funds to help offset transaction costs. The redemption fee will not be assessed on Advisor Class B shares, until the earlier of (i) effective date of any rules promulgated by the Securities and Exchange Commission (“SEC”) requiring the imposition of a redemption fee on such shares or (ii) the development and implementation of the systems necessary to support the imposition of a redemption fee on such shares.

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The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at (800) 930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your shares in any Fund for shares of the same class of any other Fund offered by the Company, including shares of the Kinetics Government Money Market Fund, (e.g., Advisor Class A shares for Advisor Class A shares). If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another, so your account may be subject to a redemption fee as described above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. Exchanges of Advisor Class B shares of a Fund for Advisor Class B shares of another Fund will not affect the CDSC timeline (See “Description of Advisor Classes”). In all cases, shareholders will be required to pay a sales charge only once. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

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Call (800) 930-3828 to learn more about the other funds or Classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net short-term capital gain over net long-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term gain capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

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A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid on December 31.

You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This is known as “buying into a dividend.”

Sales and Exchanges. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

Backup Withholding. On the New Account Application Form, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend or distribution of gross proceeds from the redemption or exchange of shares. Each Fund reserves the right to reject any application that does not include a certified taxpayer identification number. The withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund’s taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund’s taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest” or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

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State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and that dividends will no longer be taxed at long-term capital gain rates for taxable years beginning after December 31, 2008.

Your investment in the Funds could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

More tax information relating to the Funds is also provided in the Statement of Additional Information.

Distribution of Shares

Rule 12b-1 Plans
Each Fund has adopted separate Retail Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows each Fund to pay distribution fees for the sale and distribution of its Advisor Class A shares, Advisor Class B shares and Advisor Class C shares, respectively. Under the Plan for Advisor Class A shares, the Fund may pay as compensation up to an annual rate of 0.50% of the average daily NAV of Advisor Class A shares to the distributor or other qualified recipient under the Plan. However, during the year ended December 31, 2005, payments under the Plan were limited to 0.25%. Under the Plans for Advisor Class B shares and Advisor Class C shares, the Fund may pay as compensation up to an annual rate of 0.75% of the average daily net asset value of Advisor Class B shares and Advisor Class C shares to the distributor. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Funds. For this service, the Investment Adviser receives an annual shareholder servicing fee from each Class equal to 0.25% of such Fund’s average daily net assets attributable to that Class.

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Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS also acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Description of Advisor Classes

This Prospectus offers three Classes of shares of the Funds - Advisor Classes A, B and C shares. Please note that the only Advisor Classes of Kinetics Mutual Funds, Inc. currently available to shareholders in a separate prospectus are as follows:

Fund Name	Class
The Internet Fund	Advisor Class A shares
The Paradigm Fund	Advisor Classes A and C shares
The Medical Fund	Advisor Class A shares
The Small Cap Opportunities Fund	Advisor Class A shares
The Market Opportunities Fund	Advisor Class A shares

Each Fund also offers a No Load Class of shares through a separate prospectus. The No Load Class of shares may be purchased without the imposition of any sales charges or 12b-1 fees. Each Fund has also registered an Institutional Class of Shares which is currently being offered by the Paradigm Fund and the Small Cap Fund only. The Funds’ Advisor Classes of shares are sold through broker-dealers and other financial intermediaries that provide investment services to the Funds’ shareholders. You should always discuss with your broker-dealer or financial advisor the suitability of your investment.

Advisor Class A Shares
Advisor Class A shares are retail shares that may be purchased by individuals or IRAs. With Advisor Class A shares, you will pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. Advisor Class A shares may impose a Rule 12b-1 fee of up to 0.50% of average daily net assets which is assessed against the Advisor Class A shares of each Fund.

If you purchase Advisor Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge is calculated as follows:

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Amount of Transaction		Sales Charge as a % Of Offering Price	Sales Charge as a % of Net Asset Value	Dealers Reallowance as a % of Offering Price
At Least But Less than
$0	$50,000	5.75%	6.10%	5.25%
$50,000	$100,000	4.75%	4.99%	4.25%
$100,000	$250,000	3.75%	3.90%	3.25%
$250,000	$500,000	2.75%	2.83%	2.25%
$500,000	$1,000,000	2.25%	2.30%	1.75%
$1,000,000	and above	0.75%	0.76%	0.65%

The Offering Price includes the sales charge paid at the time of investment.

Waivers - Advisor Class A Shares
You will not have to pay a sales charge on purchases of Advisor Class A shares if:

»	You are an employee of a broker-dealer or agent that has a selling agreement with the distributor;

»	You buy Advisor Class A shares under a wrap program or other all inclusive fee program offered by your broker-dealer or agent; or

»	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Reducing Your Sales Charge - Advisor Class A Shares
You can reduce the sales charge on purchases of Advisor Class A shares by:

»	purchasing larger quantities of shares or putting a number of purchases together to obtain the quantity discounts indicated above;

»	signing a letter of intent that you intend to purchase more than $50,000 worth of shares over the next 13 months; (see “Letter of Intent - Advisor Class A Shares” below)

»	using the reinvestment privilege which allows you to redeem shares and then immediately reinvest them without a sales charge within 60 days;

»	combining concurrent purchases of Advisor Class A shares from different Funds to obtain the quantity discounts indicated above; and

»	through rights of accumulation as discussed below.

Please note that certain broker-dealers may reduce your sales charges under certain circumstances. Consult your broker-dealer.

Rights of Accumulation - Advisor Class A Shares
You may combine your new purchase of Advisor Class A shares with other Advisor Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you own. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

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Letter of Intent - Advisor Class A Shares
By signing a Letter of Intent (LOI) you can reduce your Advisor Class A sales charge. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The LOI will apply to all purchases of Advisor Class A shares (excluding the Kinetics Government Money Market Fund). Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI. Shares equal to 5.75% of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

If you establish an LOI with the Funds you can aggregate your accounts as well as the accounts of your immediate family members under age 21. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the LOI. You will need to notify the Fund or your financial intermediary at the time of purchase of any other accounts that exist.

Advisor Class B Shares
Advisor Class B shares are retail shares and may be purchased by individuals or IRAs. If you redeem your Advisor Class B shares within six full years of purchase, a contingent deferred sales charge (“CDSC”) may be charged by the Funds’ distributor. Advisor Class B shares impose a Rule 12b-1 fee of 0.75% of each Fund’s average daily net assets. Advisor Class B shares convert to Advisor Class A shares in the eighth year.

If you purchase Advisor Class B shares of any of the Funds, you will pay the NAV next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares. However, there is a CDSC on Advisor Class B shares if you redeem shares within six full years of the date of purchase as shown below. Any applicable CDSC will be imposed on the lesser of the current price or original purchase price in the amount indicated by the table below:

Year of Redemption After Purchase	Contingent Deferred Sales Charge
1 or less	5.0%
1 - 2	4.0%
2 - 3	3.0%
3 - 4	3.0%
4 - 5	2.0%
5 - 6	1.0%
More than 6	None
In computing the amount of CDSC you could be charged, redemptions are deemed to have occurred in the following order:

1.	shares of the Fund you purchased by reinvesting your dividends and long-term capital gains

2.	shares of a Fund you held for more than six full years from the date of purchase

3.	shares of a Fund you held for fewer than six full years on a first-in, first-out basis

The CDSC is not charged on:

»	shares purchased by reinvesting your dividends or distributions of short or long-term capital gains

»	shares held for more than six full years after purchase

»	redemptions made following death or disability (as defined by the IRS)

»	redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70 ½ years old or older

»	redemptions made in shareholder accounts that do not have the required minimum balance

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Advisor Class C Shares
Advisor Class C shares are retail shares and may be purchased by individuals or IRAs. Advisor Class C shares impose a Rule 12b-1 fee of 0.75% of average daily net assets.

If you purchase Advisor Class C shares of any of the Funds, you will pay the NAV next determined after your order is received. There is no initial sales charge on this Class at the time you purchase your shares.

Additional information regarding sales load breakpoints is available in the Funds’ SAI. The Funds also provide information regarding the purchase of shares, sales charges and breakpoint eligibility free of charge on their website, www.kineticsfunds.com.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investments from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal years ended December 31, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated into the SAI, both of which are available upon request. The financial information provided for prior periods was audited by the Funds’ former auditors.

As of the date of this Prospectus, only Advisor Class A shares of each Fund (other than the Internet Emerging Growth Fund and the Market Opportunities Fund) and Advisor Class C shares of the Paradigm Fund, had commenced operations. Because Advisor Classes A, B and C shares of the Internet Emerging Growth Fund had not commenced operations as of December 31, 2005, the financial highlights table set forth below is for the No Load Class of shares of the Fund. No information is presented for the Market Opportunities Fund because it had not commenced operations as of December 31, 2005.

THE INTERNET FUND
	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$24.93	$22.88	$16.47	$21.75	$23.50
Income from Investment Operations:
Net investment income (loss)	0.05(6)	0.05(6)	(0.82)	(0.12)(6)	(0.12)(6)
Net realized and unrealized gain (loss) on investments	(0.44)	2.23	7.23	(5.16)	(1.63)
Total gain (loss) from investment operations	(0.39)	2.28	6.41	(5.28)	(1.75)
Redemption Fees	0.00(7)	—	—	—	—
Less Distributions:
From net investment income	(0.14)	(0.23)	—	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.14)	(0.23)	—	—	—
Net Asset Value, End of Period	$24.40	$24.93	$22.88	$16.47	$21.75
Total Return(5)	(1.55)%	9.95%	38.92%	(24.28)%	(7.45)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$300	$354	$428	$507	$975
Ratio of expenses to average net assets:
Before expense reimbursement	2.60%	2.62%	2.64%	2.67%	2.62%(3)
After expense reimbursement	2.60%	2.62%	2.64%	2.67%	2.62%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	0.21%	0.19%	(0.14)%	(0.66)%	(0.86)%(3)
After expense reimbursement	0.21%	0.19%	(0.14)%	(0.66)%	(0.86)%(3)
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

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THE INTERNET ENERGING GROWTH FUND
	No Load Class Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$4.50	$4.28	$3.24	$4.30	$3.69
Income from Investment Operations:
Net investment income (loss)	0.15	0.08	0.04	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.03)	0.25	1.05	(0.98)	0.64
Total gain (loss) from investment operations	0.12	0.33	1.09	(1.06)	0.61
Redemption Fees	0.00(2)	—	—	—	—
Less Distributions:
From net investment income	(0.19)	(0.11)	(0.05)	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.19)	(0.11)	(0.05)	—	—
Net Asset Value, End of Period	$4.43	$4.50	$4.28	$3.24	$4.30
Total Return	2.65%	7.67%	33.56%	(24.65)%	16.53%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,896	$4,584	$4,677	$3,338	$5,277
Ratio of expenses to average net assets:
Before expense reimbursement	3.22%	3.45%	3.64%	3.78%	4.17%
After expense reimbursement	2.69%	2.67%	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.80%	1.08%	0.11%	(3.03)%	(2.09)%
After expense reimbursement	3.33%	1.84%	1.01%	(1.99)%	(0.66)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount is less than $0.005 per share.

54

THE PARADIGM FUND - CLASS A
	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$17.40	$14.82	$10.07	$10.58	$10.42
Income from Investment Operations:
Net investment income (loss)	(0.07) (6)	(0.10)	0.08	(0.17)	(0.10)(6)
Net realized and unrealized gain (loss) on investments	2.77	3.16	4.70	(0.34)	0.26
Total gain (loss) from investment operations	2.70	3.06	4.78	(0.51)	0.16
Redemption Fees	0.00 (7)	—	—	—	—
Less Distributions:
From net investment income	—	(0.02)	(0.03)	—	—
From net realized gains	(0.02)	(0.46)	—	—	—
Total distributions	(0.02)	(0.48)	(0.03)	—	—
Net Asset Value, End of Period	$20.08	$17.40	$14.82	$10.07	$10.58
Total Return(5)	15.54%	20.63%	47.47%	(4.82)%	1.54%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$60,421	$26,525	$13,157	$4,943	$4,091
Ratio of expenses to average net assets:
Before expense reimbursement	2.18%	2.35%	2.49%	3.22%	3.72%(3)
After expense reimbursement	1.94%	1.99%	1.99%	2.99%	2.99%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.66)%	(1.02)%	0.32%	(1.86)%	(2.16)%(3)
After expense reimbursement	(0.42)%	(0.66)%	0.82%	(1.63)%	(1.43)%(3)
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

55

THE PARADIGM FUND - CLASS C
	Advisor Class C Year Ended December 31,	Advisor Class C Year Ended December 31,	Advisor Class C Year Ended December 31,	Advisor Class C June 28, 2002(1) through December 31,
	2005	2004	2003	2002
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$17.21	$14.73	$10.05	$10.64
Income from Investment Operations:
Net investment income (loss)	(0.17) (6)	(0.18)	0.02	(0.11)
Net realized and unrealized gain (loss) on investments	2.74	3.14	4.67	(0.48)
Total gain (loss) from investment operations	2.57	2.96	4.69	(0.59)
Redemption Fees	0.00 (7)	—	—	—
Less Distributions:
From net investment income	—	(0.02)	(0.01)	—
From net realized gains	(0.02)	(0.46)	—	—
Total distributions	(0.02)	(0.48)	(0.01)	—
Net Asset Value, End of Period	$19.76	$17.21	$14.73	$10.05
Total Return(5)	14.96%	20.08%	46.68%	(5.55)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$38,740	$9,426	$2,125	$519
Ratio of expenses to average net assets:
Before expense reimbursement	2.68%	2.85%	2.99%	3.72%(3)
After expense reimbursement	2.44%	2.49%	2.49%	3.49%(3)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.16)%	(1.52)%	(0.18)%	(2.36)% (3)
After expense reimbursement	(0.92)%	(1.16)%	0.32%	(2.13)% (3)
Portfolio turnover rate	N/A	N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(7) The amount is less than $0.005 per share.

56

THE MEDICAL FUND
	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A April 26, 2001(1) through December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(4)
Net Asset Value, Beginning of Period	$16.49	$15.47	$12.61	$18.01	$18.24
Income from Investment Operations:
Net investment loss	(0.22) (6)	(0.11) (6)	(0.63)	(0.24)	(0.17)(6)
Net realized and unrealized gain (loss) on investments	0.07	1.13	3.49	(5.08)	(0.03)
Total gain (loss) from investment operations	(0.15)	1.02	2.86	(5.32)	(0.20)
Redemption Fees	—	—	—	—	—
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	—	—	—	(0.08)	(0.03)
Total distributions	—	—	—	(0.08)	(0.03)
Net Asset Value, End of Period	$16.34	$16.49	$15.47	$12.61	$18.01
Total Return(5)	(0.91)%	6.59%	22.68%	(29.56)%	(1.09)%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$559	$696	$758	$794	$1,203
Ratio of expenses to average net assets:
Before expense reimbursement	2.73%	2.79%	2.77%	2.80%	2.53%(3)
After expense reimbursement	2.69%	2.64%	2.77%	2.80%	2.53%(3)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.39)%	(1.56)%	(1.80)%	(1.74)%	(1.42)%(3)
After expense reimbursement	(1.35)%	(1.41)%	(1.80)%	(1.74)%	(1.42)%(3)
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a share of capital stock outstanding for each period.
(5) The total return calculation does not reflect the 5.75% front end sales charge.
(6) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

57

THE SMALL CAP OPPORTUNITIES FUND
	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A Year Ended December 31,	Advisor Class A December 31,
	2005	2004	2003	2002	2001(1)
PER SHARE DATA(3)
Net Asset Value, Beginning of Period	$18.63	$16.50	$10.03	$14.50	$14.50
Income from Investment Operations:
Net investment income (loss)	0.02(4)	0.18(4)	0.15	(0.20)(4)	—
Net realized and unrealized gain (loss) on investments	2.38	2.49	6.47	(4.20)	—
Total gain (loss) from investment operations	2.40	2.67	6.62	(4.40)	—
Redemption Fees	0.00(6)
Less Distributions:
From net investment income	(0.01)	(0.13)	(0.15)	—	—
From net realized gains	(0.13)	(0.41)	—	(0.07)	—
Total distributions	(0.14)	(0.54)	(0.15)	(0.07)	—
Net Asset Value, End of Period	$20.89	$18.63	$16.50	$10.03	$14.50
Total Return(5)	12.83%	16.17%	65.98%	(30.35)%	0.00%(2)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,205	$2,929	$2,075	$172	$1
Ratio of expenses to average net assets:
Before expense reimbursement	2.16%	2.28%	2.59%	3.20%	N/A
After expense reimbursement	1.94%	1.99%	2.59%	2.99%	N/A
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.17)%	0.76%	1.89%	(1.84)%	N/A
After expense reimbursement	0.06%	1.05%	1.89%	(1.63)%	N/A
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

 (1) Commencement of operations.
(2) Not annualized.
(3) Information presented relates to a share of capital stock outstanding for each period.
(4) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(5) The total return does not reflect the 5.75% front end sales charge.
(6) The amount is less than $0.005 per share.

58

Kinetics Mutual Funds, Inc.

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait, Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2006.
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

59

Institutional Class

May 1, 2006	Prospectus	www.kineticsfunds.com

The Internet Fund The Internet Emerging Growth Fund The Paradigm Fund The Medical Fund The Small Cap Opportunities Fund The Market Opportunities Fund
Each a series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

OVERVIEW	1
THE INTERNET FUND	3
THE INTERNET EMERGING GROWTH FUND	8
THE PARADIGM FUND	13
THE MEDICAL FUND	19
THE SMALL CAP OPPORTUNITIES FUND	25
THE MARKET OPPORTUNITIES FUND	30
MAIN RISKS OF INVESTING IN EACH OF THE FUNDS	34
PORTFOLIO HOLDINGS INFORMATION	37
MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS	37
VALUATION OF FUND SHARES	38
HOW TO PURCHASE SHARES	39
HOW TO REDEEM SHARES	41
EXCHANGE PRIVILEGE	43
DISTRIBUTIONS AND TAXES	44
DISTRIBUTION OF SHARES	46
UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE	47
COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	48
FINANCIAL HIGHLIGHTS	49

Kinetics Mutual Funds, Inc.
This combined Prospectus discusses the Institutional Class of six series (each a “Fund” and collectively the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”). Unlike many other investment companies whichdirectly acquire and manage their own portfolios of securities, each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Portfolio” and collectively the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end, non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure.”

The Institutional Class of the Internet Fund, Internet Emerging Growth Fund, Medical Fund and Market Opportunities Fund are not currently being offered by the Company.
Prospectus
This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$1,000,000
May 1, 2006

OVERVIEW

The Internet Fund (the “Internet Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth and secondarily with current income by investing all of its investable assets in the Internet Portfolio (the “Internet Portfolio”). The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities.

The Internet Emerging Growth Fund (the “Emerging Growth Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Internet Emerging Growth Portfolio (the “Emerging Growth Portfolio”). The Emerging Growth Portfolio invests primarily in the equity securities of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities.

The Paradigm Fund (the “Paradigm Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Paradigm Portfolio (the “Paradigm Portfolio”). The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor.

The Medical Fund (the “Medical Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Medical Portfolio (the “Medical Portfolio”). The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged generally in the medical research, pharmaceutical treatments and related medical technology industries with a focus on companies engaged in cancer research and drug development.

The Small Cap Opportunities Fund (the “Small Cap Fund”) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Small Cap Opportunities Portfolio (the “Small Cap Portfolio”). The Small Cap Portfolio invests primarily in the equity securities of U.S. and foreign small capitalization companies that provide attractive valuation opportunities due to special situations such as little or no institutional ownership, short-term earnings shortfalls, lack of significant analyst coverage, stock selling at or below book or replacement value and price to earnings ratios that are less than one half of their projected growth rate.

The Market Opportunities Fund (the “Market Opportunities Fund) is a non-diversified fund that seeks to provide investors with long-term capital growth by investing all of its investable assets in the Market Opportunities Portfolio (the “Market Opportunities Portfolio”). The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets or in the gaming industry.

The Statement of Additional Information (the “SAI”) contains more information about the Funds and the types of securities in which they may invest.

1

Who May Want to Invest

Each Fund may be appropriate for investors who:

»	wish to invest for the long-term

»	want to diversify their portfolios

»	want to allocate some portion of their long-term investments to growth equity investing

»	are willing to accept the volatility associated with equity investing

2

THE INTERNET FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

Principal Investment Strategies
The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as American Depositary Receipts (“ADRs”) and International Depositary Receipts (“IDRs”)), of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Internet Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Internet Portfolio securities will be selected by the Investment Adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, they meet the Internet Portfolio’s investment criteria. Also, such companies’ core business may not be primarily Internet-related. Such companies include, but are not limited to, the following:

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

3

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Internet Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Internet Portfolio engages in a temporary defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

Fund Structure
The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Internet Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Internet Fund, Internet Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio’s and therefore, the Internet Fund’s, investment objective.

4

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Small and Medium-Size Company Risks: The Internet Portfolio may invest in the equity securities of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio’s assets.

»
Foreign Securities Risks: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Internet Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio’s shares and therefore, the Internet Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Internet Fund

The Institutional Class shares of the Internet Fund had not commenced operations as of December 31, 2005. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Internet Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund’s performance from year to year (on a calendar year basis). The table shows how the Internet Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Internet Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Internet Fund’s No Load Class or the Internet Portfolio will perform in the future.

5

The Internet Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	1999	Q1	93.07%
Worst Quarter:	2000	Q2	-33.42%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 13.34%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Internet Fund (WWWFX) No Load
Return before taxes	-1.69%	0.96%	19.30%
Return after taxes on distributions	-1.92%	0.80%	19.19%
Return after taxes on distributions and sale of Fund shares(2)	-1.05%	0.74%	17.58%
S&P 500 Index(3)	4.91%	0.54%	8.01%
NASDAQ Composite Index(4)	1.37%	-2.25%	6.50%

(1) The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

6

Fees and Expenses of the Internet Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Internet Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (including shareholder servicing fees)	1.05%
Total Annual Fund Operating Expenses	2.30%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses	2.15%

(1) This fee table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Internet Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Internet Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio for investment advisory services.
(7) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.05% of average daily net assets until at least May 1, 2007.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Internet Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Internet Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Internet Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Internet Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$218	$673	$1,154	$2,483

7

THE INTERNET EMERGING GROWTH FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Emerging Growth Fund is long-term growth of capital.

Principal Investment Strategies
The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks convertible securities, warrants and other equity securities having the characteristics of common stocks, (such as ADRs and IDRs) of small and medium capitalization U.S. and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Emerging Growth Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Investment Adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

Emerging Growth Portfolio securities will be selected by the Investment Adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Such companies’ core business may not be primarily Internet-related. The Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

»	Venture Capital: Companies that invest in pre-IPO and start-up stage companies with business models related to the Internet.

»	Content Developers: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics and news, on the Internet.

»
Computer Hardware: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

»
Computer Software: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

»	Internet Service Providers: Companies that provide users with access to the Internet.

»	Internet Portals: Companies that provide users with search-engine services to access various sites by category on the Internet.

»	Wireless/Broadband Access: Companies that provide the infrastructure to enable high-speed and wireless communication of data via the Internet.

8

»	E-Commerce: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

»
Telecommunications: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and bandwidth of Internet users.

»	Other Companies: Companies whose core business may not be primarily Internet-related include, but are not limited to, publishing and media companies.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the Investment Adviser looks at the amount of capital a company currently expends on research and development. The Investment Adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

The Emerging Growth Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Emerging Growth Portfolio engages in a temporary defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

Fund Structure
The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Emerging Growth Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the NAV, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio’s and therefore, the Emerging Growth Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

9

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Internet Industry Specific Risks: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

»
Emerging, Small and Medium-Size Company Risks: The Emerging Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion. Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

»
Foreign Securities Risks: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Emerging Growth Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio’s shares and therefore, the Emerging Growth Fund’s shares more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Emerging Growth Fund

The Institutional Class shares of the Emerging Growth Fund had not commenced operations as of December 31, 2005. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Emerging Growth Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Emerging Growth Fund by showing the changes in the Emerging Growth Fund’s performance from year to year (on a calendar year basis). The table shows how the Emerging Growth Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Emerging Growth Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Emerging Growth Fund’s No Load Class or the Emerging Growth Portfolio will perform in the future.

10

The Internet Emerging Growth Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.93%
Worst Quarter:	2000	Q4	-38.09%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 5.19%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Internet Emerging Growth Fund (WWWEX) No Load
Return before taxes	2.65%	5.33%	-11.57%
Return after taxes on distributions	1.49%	4.85%	-11.90%
Return after taxes on distributions and sale of Fund shares(2)	2.04%	4.34%	-9.45%
S&P 500 Index(3)	4.91%	0.54%	-1.13%
NASDAQ Composite Index (4)	1.37%	-2.25%	-9.71%

(1) The Emerging Growth Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Emerging Growth Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Emerging Growth Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

11

Fees and Expenses of the Emerging Growth Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Emerging Growth Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (including shareholder servicing fees)	1.92%
Total Annual Fund Operating Expenses	3.17%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7) (8)	3.02%

(1) This fee table and the example below reflect the aggregate expenses of the Emerging Growth Fund and the Emerging Growth Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Emerging Growth Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are never used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Emerging Growth Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Emerging Growth Fund reflect the proportionate share of fees allocated to the Emerging Growth Fund from the Emerging Growth Portfolio for investment advisory services.
(7) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.05% of average daily net assets until at least May 1, 2007.
(8) The Investment Adviser to the Emerging Growth Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.29%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Emerging Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Emerging Growth Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Emerging Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Emerging Growth Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$305	$933	$1,587	$3,337

12

THE PARADIGM FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Paradigm Fund is long-term growth of capital.

Principal Investment Strategies
The Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the Paradigm Portfolio. Under normal circumstances, the Paradigm Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies. The Paradigm Portfolio will invest in companies that the Investment Adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. A fundamental principle is to regard the investments as representing fractional ownership in the underlying companies’ assets. The driver of appreciation for the classic value investor is a high return on equity, an intrinsic characteristic of the investment, not a reappraisal of the stock’s worth by the market, an external factor. The Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Paradigm Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

Paradigm Portfolio securities will be selected by the Investment Adviser from companies that are engaged in various industries that will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Paradigm Portfolio’s investment criteria. Accordingly, the Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Real Estate Development: Companies that provide commercial real estate property and services.

»	Business Services: Companies that provide business-to-business products and services.

»	Travel & Leisure: Companies that provide transportation and recreational services.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and traditional business lines as well as its ability to expand its activities or achieve competitive advantage in cost/profitability and brand image leveraging. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

13

The Paradigm Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Paradigm Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Paradigm Portfolio engages in a temporary defensive strategy, the Paradigm Portfolio and therefore, the Paradigm Fund, may not achieve its investment objective.

Fund Structure
The Paradigm Portfolio has an investment objective identical to that of the Paradigm Fund. The Paradigm Fund may withdraw its investment from the Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Paradigm Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Paradigm Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Paradigm Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Paradigm Fund and indirectly the Paradigm Portfolio are listed below and could adversely affect the NAV, total return and value of the Paradigm Fund, Paradigm Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Paradigm Portfolio’s and therefore, the Paradigm Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

»
Small and Medium-Size Company Risks: The Paradigm Portfolio may invest in the equity securities of small and, medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Paradigm Portfolio’s assets.

»
Foreign Securities Risks: The Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

14

»
Non-Diversification Risks: As a non-diversified investment company, more of the Paradigm Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Paradigm Portfolio’s shares and therefore, the Paradigm Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

»
Option Transaction Risks: The Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Paradigm Fund

The Institutional Class shares of the Paradigm Fund commenced operations as of May 27, 2005 and do not have a full calendar year of performance results. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Paradigm Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Paradigm Fund by showing the changes in the Paradigm Fund’s performance from year to year (on a calendar year basis). The table shows how the Paradigm Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Paradigm Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Paradigm Fund’s No Load Class or the Paradigm Portfolio will perform in the future.

15

The Paradigm Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	20.63%
Worst Quarter:	2000	Q2	-12.55%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 13.03%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Paradigm Fund (WWNPX) No Load
Return before taxes	16.11%	15.09%	13.16%
Return after taxes on distributions	16.08%	14.91%	13.02%
Return after taxes on distributions and sale of Fund shares(2)	10.51%	13.21%	11.56%
S&P 500 Index(3)	4.91%	0.54%	-1.13%
NASDAQ Composite Index (4)	1.37%	-2.25%	-9.71%
(1) The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

16

Fees and Expenses of the Paradigm Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Paradigm Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (including shareholder servicing fees)	0.63%
Total Annual Fund Operating Expenses	1.88%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7) (8)	1.73%

(1) This fee table and example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Paradigm Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Paradigm Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio for investment advisory services.
(7) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.05% of average daily net assets at until at least May 1, 2007.
(8) The Investment Adviser to the Paradigm Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.54%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Paradigm Fund with the cost of investing in other mutual funds.

17

The Example assumes that you invest $10,000 in Institutional Class shares of the Paradigm Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Paradigm Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Paradigm Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$176	$545	$939	$2,041

18

THE MEDICAL FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Medical Fund is long-term growth of capital.

Principal Investment Strategies
The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Medical Portfolio’s Investment Adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Medical Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, the companies meet the Medical Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Pharmaceutical Development: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

»
Surgical and Medical Instrument Manufacturers and Developers: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

»	Pharmaceutical Manufacturers: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

»
Biotechnology & Medical Research: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The Investment Adviser selects portfolio securities by evaluating a company’s positioning and the resources that it currently expends on research and development, looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The Investment Adviser also considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development because the Investment Adviser believes that such expenditures frequently have significant bearing on future growth.

The Medical Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

19

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Medical Portfolio engages in a temporary defensive strategy, the Medical Portfolio and therefore, the Medical Fund, may not achieve its investment objective.

Fund Structure
The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Medical Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the NAV, total return and value of the Medical Fund, the Medical Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio’s and therefore, the Medical Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Industry Concentration Risks: Mutual funds that invest a substantial portion of their assets in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry-specific market or economic developments.

»
Specific Risks of the Medical Industry: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

»
Small and Medium-Size Company Risks: The Medical Portfolio may invest in the stocks of small and medium-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio’s assets.

»
Foreign Securities Risks: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investments in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

20

»
Non-Diversification Risks: As a non-diversified investment company, more of the Medical Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio’s shares, and therefore, the Medical Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Medical Fund

The Institutional Class shares of the Medical Fund had not commenced operations as of December 31, 2005. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Medical Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Medical Fund by showing the changes in the Medical Fund’s performance from year to year (on a calendar year basis). The table shows how the Medical Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Medical Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Medical Fund’s No Load Class or the Medical Portfolio will perform in the future.

21

The Medical Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2000	Q1	26.57%
Worst Quarter:	2002	Q2	-19.65%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 9.98%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Medical Fund (MEDRX) No Load
Return before taxes	-0.72%	-4.38%	8.62%
Return after taxes on distributions	-0.72%	-4.43%	8.58%
Return after taxes on distributions and sale of Fund shares(2)	-0.47%	-3.70%	7.52%
S&P 500 Index(3)	4.91%	0.54%	1.13%
NASDAQ Composite Index (4)	1.37%	-2.25%	-3.45%
(1) The Medical Fund’s No Load Class shares commenced operations on September 30, 1999 and converted into a feeder fund of the Medical Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the September 30, 1999 inception date for the Medical Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does note include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

22

Fees and Expenses of the Medical Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Medical Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (including shareholder servicing fees)	1.18%
Total Annual Fund Operating Expenses	2.43%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7) (8)	2.28%

(1) This fee table and the example below reflect the aggregate expenses of the Medical Fund and the Medical Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Medical Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it will raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Medical Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Medical Fund reflect the proportionate share of fees allocated to the Medical Fund from the Medical Portfolio for investment advisory services.
(7) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.05% of average daily net assets until at least May 1, 2007.
(8) The Investment Adviser to the Medical Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.29%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Medical Fund with the cost of investing in other mutual funds.

23

The Example assumes that you invest $10,000 in Institutional Class shares of the Medical Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Medical Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Medical Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$231	$712	$1,220	$2,615

24

THE SMALL CAP OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Small Cap Fund is long-term growth of capital.

Principal Investment Strategies
The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, the Small Cap Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs and IDRs) of U.S. and foreign small capitalization companies that provide attractive valuation opportunities. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio may invest up to 20% of its total assets in convertible and non-convertible debt securities rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality.

The Small Cap Portfolio’s Investment Adviser considers small cap companies to be those that have a market capitalization of less than $3 billion. The Investment Adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have little or no institutional ownership, have had short-term earnings shortfalls, have had a recent IPO but have not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Small Cap Portfolio securities will be selected from companies that are engaged in a number of industries if, in the Investment Adviser’s opinion, the companies meet the Small Cap Portfolio’s investment criteria. Such companies include, but are not limited to the following:

»	Media: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

»	Financial Services: Companies that engage in financial service transactions such as banking, credit cards and investment services.

»	Retailers: Companies that sell retail products and services through traditional stores, catalogues, telemarketing, and web-sites.

»	Manufacturing and Consumer Products: Companies that manufacture and distribute products to retail outlets.

»	Utilities: Companies and industries such as gas, electric and telephone.

The Investment Adviser considers a company’s fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The Investment Adviser also looks at the amount of capital a company spends on research and development.

The Small Cap Portfolio may invest up to 20% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

25

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Small Cap Portfolio engages in a temporary defensive strategy, the Small Cap Portfolio and therefore, the Small Cap Fund, may not achieve its investment objective.

Fund Structure
The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Small Cap Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the NAV, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

»
Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

»
Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio’s and therefore, the Small Cap Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

»
Small Company Risks: The Small Cap Portfolio primarily invests in the stocks of small-size companies. Small-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio’s assets.

»
Foreign Securities Risks: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

»
Non-Diversification Risks: As a non-diversified investment company, more of the Small Cap Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio’s shares, and therefore, the Small Cap Fund’s shares, more susceptible to certain risks than shares of a more diversified mutual fund.

»
Option Transaction Risks: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

26

»
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Performance of the Small Cap Fund

The Institutional Class shares of the Small Cap Fund commenced operations as of August 12, 2005 and do not have a full calendar year of performance results. The performance information shown below is for another class of shares (No Load Class) of the Fund that is not offered in this Prospectus but would have substantially similar annual returns because both classes of shares will be invested in the same portfolio of securities. Annual returns will differ only to the extent that the classes do not have the same expenses.

The bar chart and table shown below illustrate the variability of the returns for the Small Cap Fund’s No Load Class. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Small Cap Fund by showing the changes in the Small Cap Fund’s performance from year to year (on a calendar year basis). The table shows how the Small Cap Fund’s average annual returns, before and after taxes, compare with those of the S&P 500 Index and the NASDAQ Composite Index, both of which represent broad measures of market performance. The past performance of the Small Cap Fund’s No Load Class, before and after taxes, is not necessarily an indication of how the Small Cap Fund’s No Load Class or the Small Cap Portfolio will perform in the future.

27

The Small Cap Fund - No Load Class
Calendar Year Returns as of 12/31

Best Quarter:	2003	Q2	16.70%
Worst Quarter:	2002	Q3	-21.56%

The total return for No Load Class shares from January 1, 2006 to March 31, 2006 was 14.75%.

The Fund’s after-tax returns as shown in the following table are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, the information on after-tax returns is not relevant to your investment. After-tax returns are shown for the No Load Class shares only. After-tax returns for the Institutional Class shares will differ.

Average Annual Total Returns as of 12/31/2005
	1 Year	5 Years	Since Inception(1)
The Small Cap Fund (KSCOX) No Load
Return before taxes	13.17%	14.84%	14.76%
Return after taxes on distributions	13.02%	14.44%	14.42%
Return after taxes on distributions and sale of Fund shares (2)	8.66%	12.81%	12.85%
S&P 500 Index(3)	4.91%	0.54%	-1.07%
NASDAQ Composite Index (4)	1.37%	-2.25%	-11.97%

(1) The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000 and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indexes in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.
(2) The “Return after taxes on distributions and sale of Fund shares” may be higher than the other return figures because, when capital loss occurs on redemption of Fund shares, a tax deduction benefits the investor.
(3) The S&P 500 Index is an unmanaged index created by Standard & Poor’s Corporation that is considered to represent U.S. stock market performance in general. The Index is not an investment product available for purchase and does not include any deduction for fees, expenses or taxes.
(4) The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Index does not include the reinvestment of dividends or deductions for fees, expenses or taxes.

28

Fees and Expenses of the Small Cap Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Small Cap Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (including shareholder servicing fees)	0.52%
Total Annual Fund Operating Expenses	1.77%
Less Expense Waiver and/or Reimbursement(7)	0.15%
Net Annual Fund Operating Expenses(7) (8)	1.62%

(1) This fee table and example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Small Cap Fund and any other series of Kinetics Mutual Funds, Inc.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed, it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Small Cap Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(5) IRA accounts are assessed a $15.00 annual fee.
(6)The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio for investment advisory services.
(7) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.05% of average daily net assets until at least May 1, 2007.
(8) The Investment Adviser to the Small Cap Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.54%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in Institutional Class shares of the Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Small Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Small Cap Fund would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$165	$511	$881	$1,922

29

THE MARKET OPPORTUNITIES FUND

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective
The investment objective of the Market Opportunities Fund is long-term growth of capital.

Principal Investment Strategies
The Market Opportunities Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Under normal circumstances, the Market Opportunities Portfolio invests at least 65% of its net assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks (such as ADRs) of U.S. and foreign companies involved in capital markets or related to capital markets, , as well as companies involved in the gaming industry. Capital markets includes companies that are engaged in or derive a substantial portion of their revenue from activities with a publicly traded securities exchange, such as equity exchanges and commodity exchanges, including but not limited to clearing firms and brokerage houses. The Market Opportunities Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Market Opportunities Portfolio may invest in convertible and non-convertible debt securities, including debt securities that are rated below investment grade, also known as junk bonds, or unrated securities which the Investment Adviser has determined to be of comparable quality. No more than 20% of the Market Opportunities Portfolio’s total assets may be invested in such non-investment grade debt securities.

The Market Opportunities Portfolio securities will be selected by the Investment Adviser from companies that are engaged in public exchanges, as well as derivative exchanges and companies that derive at least twenty percent (20%) of their revenue from such exchanges or from the gaming industry. These companies may be large, medium or small in size if, in the Investment Adviser’s opinion, these companies meet the Market Opportunities Portfolio’s investment criteria. Such companies include, but are not limited to, the following:

»	Exchanges: Companies that are organized as public exchanges where debt and equity securities are traded, including derivative exchanges.

»	Financial Services: Companies that engage in financial service transactions relating to capital markets such as banking, credit cards and investment services.

»	Business Services: Companies that provide business-to-business products and services involving capital markets or the gaming industry.

»	Gaming: Companies engaged in casino entertainment, including casino resorts and other leisure activities.

Although the Market Opportunities Portfolio intends to focus its investments in the capital markets and gaming sectors, the Market Opportunities Portfolio may also purchase the securities of companies such as auction houses and payroll and other processing companies, that, due to the fixed costs of their operations, benefit from an increase in the volume of sales/transactions.

The Investment Adviser selects portfolio securities by evaluating a company’s balance sheets, corporate revenues, earnings and dividends.

The Market Opportunities Portfolio may invest up to 35% of its assets in high quality, U.S. short-term debt securities and money market instruments to maintain liquidity. Some of these short-term instruments include commercial paper, certificates of deposit, demand and time deposits and banker’s acceptances, U.S. Government securities (i.e. U.S. Treasury obligations) and repurchase agreements.

30

Temporary Investments
To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above. To the extent that the Market Opportunities Portfolio engages in a temporary defensive strategy, the Market Opportunities Portfolio and therefore, the Market Opportunities Fund, may not achieve its investment objective.

Fund Structure
The Market Opportunities Portfolio has an investment objective identical to that of the Market Opportunities Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Market Opportunities Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Market Opportunities Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Market Opportunities Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Market Opportunities Fund’s assets directly.

Principal Risks of Investment
Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Market Opportunities Fund, and indirectly the Market Opportunities Portfolio, are listed below and could adversely affect the NAV, total return and the value of the Market Opportunities Fund, Market Opportunities Portfolio and your investment.

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Stock Market Risks: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Market Opportunities Portfolio is likely to decline in value and you could lose money on your investment.

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Stock Selection Risks: The portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Market Opportunities Portfolio’s and therefore, the Market Opportunities Fund’s, investment objective.

»	Liquidity Risks: The Investment Adviser may not be able to sell portfolio securities at an optimal time or price.

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Sector/Industry Concentration Risks: To the extent that the Market Opportunities Portfolio focuses its investments in one or more sectors or industries, it may be subject to the risks affecting that sector or industry more than would a fund that invests in a wide variety of market sectors or industries. For instance, companies in either the capital markets or gaming industry may be adversely affected by changes in economic conditions as well as legislative initiatives, all of which may impact the profitability of companies in that industry.

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Small and Medium-Size Company Risks: The Market Opportunities Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Market Opportunities Portfolio’s assets.

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Foreign Securities Risks: The Market Opportunities Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

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Non-Diversification Risks: As a non-diversified investment company, more of the Market Opportunities Portfolio’s assets may be concentrated in the common stock of any single issuer, which may make the value of the Market Opportunities Portfolio’s shares and therefore, the Market Opportunities Fund’s shares, more susceptible to certain risks than shares of a diversified mutual fund.

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Option Transaction Risks: The Market Opportunities Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

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Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

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New Fund Risk: There can be no assurance that the Market Opportunities Fund will grow to or maintain an economically viable size, in which case the Board of Directors or the Investment Adviser may recommend that the Market Opportunities Fund be liquidated.

Performance of the Market Opportunities Fund

Because the Market Opportunities Fund had not commenced operations as of December 31, 2005, there is no performance information for the Fund.

Fees and Expenses of the Market Opportunities Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Market Opportunities Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable) (3)	2.00%
Exchange Fee(4)	None
Maximum Account Fee(5)	None

Annual Operating Expenses (expenses deducted from Fund assets)	Institutional Class
Management Fees(6)	1.25%
Distribution (Rule 12b-1) Fees	None
Other Expenses (including shareholder servicing fees) (7)	1.20%
Total Annual Fund Operating Expenses	2.45%
Less Expense Waiver and/or Reimbursement(8)	0.15%
Net Annual Fund Operating Expenses(8) (9)	2.30%

(1) This fee table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Market Opportunities Fund and any other series of the Company.
(3) You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem or exchange your Institutional Class shares less than 30 days after you purchase them. If this fee is imposed it would raise the expenses of your shares. Such fees, when imposed, are credited directly to the assets of the Market Opportunities Fund to help defray any potential expenses to the Market Opportunities Fund from short-term trading activities. These fees are not used to pay distribution or sales fees or expenses. The redemption fee will not be assessed on certain types of accounts or under certain conditions. Please see “Redemption Fees” below for a list of the types of accounts and conditions under which this fee will not be assessed.
(4) The Market Opportunities Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of the Company. The Market Opportunities Fund’s transfer agent does not charge a transaction fee for written exchange requests.

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(5) IRA accounts are assessed a $15.00 annual fee.
(6) The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio for investment advisory services.
(7) Because the Market Opportunities Fund is new, these expenses, which include custodian, transfer agency, and other customary Fund expenses, are based on estimated amounts for the Market Opportunities Fund’s current fiscal year ending December 31, 2006.
(8) The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee (which is included in Other Expenses) in excess of 0.05% of average daily net assets until at least May 1, 2007.
(9) The Investment Advisor to the Market Opportunities Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed 1.54%. These waivers and reimbursements may be discontinued at any time.

Example

This Example is intended to help you compare the cost of investing in the Institutional Class of the Market Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class of the Market Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Market Opportunities Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Market Opportunities Fund would be:

	1 Year	3 Years
Institutional Class	$233	$718

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Main Risks of Investing in Each of the Funds

The principal risks of investing in each Fund are described previously in this Prospectus. This section provides more detail about some of those risks, along with information on additional types of risks that may apply to the Funds.

Investing in Mutual Funds—All Funds
All mutual funds carry risks that may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund’s investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio’s specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

Market Risk—All Funds
The NAV of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer’s having experienced losses or lack of earnings, or by the issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market may not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio’s shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

Portfolio Turnover Risk — All Funds
Under certain circumstances a Portfolio may take advantage of short-term trading opportunities without regard to the length of time its securities have been held. This strategy often calls for frequent trading of a Portfolio’s securities in order to take advantage of anticipated changes in market conditions. Frequent trading by the Portfolio could increase the rate of its portfolio turnover, which would involve correspondingly greater expenses. Such expenses may include brokerage commissions or dealer mark-ups/mark-downs, as well as other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to shareholders. If a Portfolio realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The trading costs and tax effects associated with such portfolio turnover may adversely affect Portfolio performance under these circumstances, and large movements of assets into and out of a Portfolio may negatively impact such Portfolio’s ability to achieve its investment objective or maintain its current level of operating expenses.

Internet Industry Specific Risks—The Internet Fund and the Emerging Growth Fund
The value of each Portfolio’s shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio’s shares and your investment in the corresponding Fund.

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Medical Research Industry-Specific Risks—The Medical Fund
Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

Securities Lending—All Funds
Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 33 1/3% of the total assets of each Portfolio (including any collateral posted) or 50% of the total assets of each Portfolio (excluding any collateral posted). Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio would suffer a loss if forced to sell such collateral in this manner.

Non-Diversification—All Funds
Each Portfolio is classified as “non-diversified” under federal securities laws which means that one-half of each Portfolio’s assets may be invested in the stocks of two or more issuers not exceeding 25% of a Portfolio’s total assets with respect to any one issuer while the other half is spread out among various investments of various issuers generally not exceeding with respect to any one issuer 5% of a Portfolio’s total assets. As a result of its non-diversified status, each Portfolio’s shares may be more susceptible to adverse changes in the value of a particular company’s shares than would the shares of a diversified investment company.

Investment in Small and Medium-Size Companies—All Funds
Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly declines, the NAV of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

Foreign Securities—All Funds
Investing in foreign securities can carry higher returns than those generally associated with U.S. investments. However, foreign securities may be substantially riskier than U.S. investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

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Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

Portfolio Borrowing—All Funds
Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the corresponding Fund.

Derivatives Risk—All Funds
Each Portfolio may invest in derivatives such as options. The successful use of these investment practices depends on the Investment Adviser’s ability to forecast stock price movements correctly. Should stock prices move unexpectedly, a Portfolio may not achieve the anticipated benefits of the transactions, or may realize losses, and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded options, there are no daily price fluctuation limits for certain options, and adverse market movements could therefore continue for an unlimited extent over a period of time. In addition, the correlation between movements in the prices of options and movements in the prices of the securities hedged or used for cover will not be perfect and could produce unanticipated losses.

A Portfolio’s ability to dispose of its positions in options depends on the availability of liquid markets in such instruments. Markets in options with respect to a number of types of securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options. If a secondary market does not exist for an option purchased or written by a Portfolio, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (1) an option purchased by a Portfolio would have to be exercised in order for the Portfolio to realize any profit and (2) a Portfolio may not be able to sell portfolio securities covering an option written by the Portfolio until the option expires or it delivers the underlying security upon exercise. Therefore, no assurance can be given that the Portfolios will be able to utilize these instruments effectively. In addition, a Portfolio's ability to engage in options transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to the Portfolio for U.S. federal income tax purposes.

Investing in Investment Grade Debt Securities and Below Investment Grade Debt Securities—All Funds
Investments in debt securities pose different risks than investments in equity securities. The value of fixed income securities generally will fall if interest rates rise. The value of these securities may also fall as a result of other factors such as the performance of the issuer, the market perception of the issuer or general economic conditions. These investments also involve a risk that the issuer may not be able to meet its principal and interest payment obligations. Fixed income securities having longer maturities involve greater risk of fluctuations in value.

Investments in debt securities rated below investment grade, i.e., junk bonds, and unrated securities of comparable quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate or municipal developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less secondary market liquidity.

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Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and their percentage of the portfolio holdings and (b) the top five performing and bottom five performing portfolio holdings of each Portfolio, in each case, no earlier than twenty calendar days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Funds and the Portfolios

Investment Adviser
Each Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $2.167 million in assets as of December 31, 2005. The Investment Adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio. The Investment Adviser is entitled to receive an annual fee from each Portfolio for its services of 1.25% of each Portfolio’s average daily net assets. However, as a result of fee waivers for certain Funds, the advisory fees paid to the Investment Adviser for the fiscal year ended December 31, 2005, were as follows:

Advisory Fees (as a percentage of average net assets)
Internet Portfolio	1.25%
Internet Emerging Growth Portfolio	0.71%
Paradigm Portfolio	1.00%
Medical Portfolio	1.22%
Small Cap Opportunities Portfolio	1.00%
Market Opportunities Portfolio	N/A*
* The Investment Adviser is entitled to receive advisory fees from the Market Opportunities Portfolio at the annual rate of 1.25% of the Portfolio’s average daily net assets.

The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for each Portfolio (other than the Market Opportunities Portfolio) is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2005. A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Market Opportunities Portfolio is available in the SAI.

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Members of the Investment Committees
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of the Portfolios through investment committees. The following persons are members of each committee: Bruce P. Able, Tina Larson, Steven Tuen and Murray Stahl. Each person’s role on a committee varies from Portfolio to Portfolio. The persons identified as the lead portfolio manager(s) of a particular Portfolio is (are) responsible for the Portfolio’s day-to-day management.

The lead portfolio manager for the Internet Portfolio committee is Mr. Doyle, Chairman of the Board and President of the Company. He has been managing the Portfolio since June 1999. In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a managing Director of Horizon Asset Management. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle.

The lead portfolio manager for the Emerging Growth Portfolio committee is Mr. Tuen, who joined the Investment Adviser in 1999. He has been managing the Portfolio since its inception. Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon Asset Management. Each other committee member services as a research analyst. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Tuen.

The lead portfolio manager for the Medical Portfolio committee is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager. He has been managing the Portfolio since its inception. Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The lead co-portfolio managers of the Paradigm Portfolio committee are Mr. Stahl and Mr. Doyle, who have been managing the Portfolio since its inception. Mr. Stahl has served as Director of Research since 2000. He also currently serves as Chairman of Horizon Asset Management, a position which he has held since 1994. Each other committee member serves as a research analyst.  Tina Larsson provides substantial input on research, stock selection and portfolio composition. Ms. Larsson joined the Investment Adviser in 1999. Since 1996, Ms. Larsson has been an analyst at Horizon Research Group and a portfolio manager for Horizon Asset Management. While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Doyle.

The lead co-portfolio managers of the Small Cap Portfolio committee are Mr. Doyle and Mr. Stahl who have been managing the Portfolio since October 2002. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The lead co-portfolio managers of the Market Opportunities Portfolio committee are Mr. Stahl and Mr. Doyle who have been managing the Portfolio since its inception. Each other committee member serves as a research analyst.  While the entire committee discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Valuation of Fund Shares

Shares of each Fund’s Institutional Class are sold at NAV per share, which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV for each Class of shares of each Fund is determined by dividing the value of the Fund’s securities, cash and other assets attributable to that Class, minus all expenses and liabilities attributable to that Class, by the number of shares outstanding of that Class. The NAV for a Class of shares of a Fund takes into account the expenses and fees of that Class, including management, administration, and distribution and/or shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated at the same time and in generally the same manner (i.e. assets-liabilities/ # of shares = NAV) as those of each Fund’s Classes.

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Each Portfolio’s securities are valued each day at the last quoted market price on the securities’ principal exchange. If market quotations are not readily available or if events occur that may significantly affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the Exchange, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Situations involving significant events include, but are not limited to those where: a security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time. In addition, the prices of foreign securities may be affected by events that occur after the close of a foreign market but before the Portfolio prices its shares. See “Trading in Foreign Securities.” Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio’s shares.

Fair valuation of securities introduces an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Investment Adviser compares the new market quotation to the fair value price to evaluate the effectiveness of the Portfolio’s fair valuation procedures.

Trading in Foreign Securities
Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the Exchange, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the bases of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the Exchange. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the Exchange, which events would not be reflected in the computation of a Portfolio’s NAV. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

How to Purchase Shares

In General
Institutional Class shares of the Funds are sold to institutions, such as banks, trust companies, thrift institutions, corporations and mutual funds, that are purchasing shares on their own behalf or on behalf of discretionary and non-discretionary accounts for which they may receive account level asset-based, management fees. If you are purchasing Institutional Class shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order and wiring payment to the Fund’s transfer agent. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Funds toll free at (800) 930-3828, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

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Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV next computed after an order and payment is received. The minimum initial investment is $1,000,000. The minimum subsequent investment for all types of accounts is $100,000. The Company reserves the right to vary or waive any minimum investment requirement. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until a completed New Account Application Form is received by the Funds or their transfer agent. The Institutional Class is currently available to shareholders of the Small Cap Fund and the Paradigm Fund.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100,000. You may not make your initial purchase of a Fund’s shares by telephone.

Purchase By Mail
To purchase a Fund’s shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to [NAME OF FUND,] c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. You will need to provide the assigned account number to your bank when instructing it to wire the funds. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

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Wire to:   U.S. Bank, N.A.

•	ABA Number:	075000022
•	Credit:	U.S. Bancorp Fund Services, LLC
•	Account:	112-952-137
•	Further Credit:	Kinetics Mutual Funds, Inc.
[NAME OF FUND]
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p. m. Eastern time to place your order. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

How to Redeem Shares

In General
Orders to sell or “redeem” Institutional Class shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Funds’ transfer agent and for crediting your account with the proceeds.

You may redeem part or all of your shares of a Fund on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, a Fund will not be able to send your redemption proceeds until the purchase check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or be sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from bank and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Funds’ transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

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Written Redemption
You can execute most redemptions by furnishing an unconditional written request to a Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Funds’ transfer agent at:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
[NAME OF FUND]	[NAME OF FUND]
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in "good order" must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed, and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $10,000, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Funds’ transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $10,000.

The Funds’ Right to Redeem an Account
Each Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $100,000, other than as a result of a decline in the NAV of a Fund. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption Fees
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. In accordance with policies and procedures adopted by the Board of Directors of the Company, frequent purchases and redemptions of Fund shares are not encouraged but are generally permitted by the Funds. Such purchases and redemptions may have an adverse affect on other Fund shareholders, including, without limitation, possibility of disrupting portfolio management strategies, increasing brokerage and administrative costs, harming Fund performance and possible dilution in the value of Fund shares held by long-term shareholders. The Company may, in its sole discretion, reject purchase orders when, in the judgment of management, such rejection is in the best interest of the Funds and their shareholders. The Funds assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs.

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The Funds will use the first-in, first-out method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains) as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Investment Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds. The redemption fee will also not be assessed to Institutional Class shares of the Funds held in an omnibus account by a financial intermediary that are redeemed for rebalancing under an asset allocation model.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 60 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

Currently, the Funds are limited in their ability to assess or collect the redemption fee on all shares redeemed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or does not collect the fee at the time of a redemption, a Fund will not receive the redemption fee. If Fund shares are redeemed by a financial intermediary at the direction of its customers, the Fund may not know whether a redemption fee is applicable or the identity of the customer who should be assessed the redemption fee. Due to operational differences, a financial intermediary’s methods for tracking and calculating the redemption fee may differ in some respects from that of the Fund.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent will verify certain information on your New Account Application Form as part of the Funds’ Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Funds’ transfer agent at (800) 930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your Institutional Class shares in any Fund for Institutional Class shares of any other Fund offered by the Company and for shares of the Kinetics Government Money Market Fund. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another so your account may be subject to a redemption fee as described above. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. An exchange of Fund shares held for less than 30 days may be subject to a 2.00% redemption fee. See “Redemption Fees” above.

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Call (800) 930-3828 to learn more about the other funds or classes offered by the Company and about exercising your exchange privilege.

Distributions and Taxes

Distributions
Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the same Class of the Fund in which shareholders are already invested, with no sales charge, based on the NAV of that Class as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

Taxes
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. Each Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute substantially all of its investment company taxable income, including its net capital gain (the excess of net short-term capital gain over net long-term capital loss). Except as otherwise noted below, you will generally be subject to federal income tax on a Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares. For federal income tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to net capital gain (the excess of net long-term capital gains over net short-term capital losses) of a Fund generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares. The maximum long-term gain capital gain rate applicable to individuals, estates and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

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Distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Fund (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Fund to individual shareholders will be treated as qualifying dividends. But if less than 95% of the gross income of a Fund (other than net capital gain) consists of qualifying dividends, then distributions paid by the Fund to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Fund. For the lower rates to apply, you must have owned your Fund shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Fund’s ex-dividend date (and the Fund will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Fund’s distributions that qualify for this favorable treatment may be reduced as a result of the Fund’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

A portion of distributions paid by a Fund to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may, however, be reduced as a result of a Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

Distributions from each Fund will generally be taxable to you in the year in which they are paid, with one exception. Dividends and distributions declared by a Fund in October, November or December and paid in January are taxed as though they were paid on December 31.

You should note that if you buy shares of a Fund shortly before it makes a distribution, the distribution will be fully taxable to you even though, as an economic matter, it simply represents a return of a portion of your investment. This is known as “buying into a dividend.”

Sales and Exchanges. The sale of Fund shares is a taxable event on which a gain or loss may be recognized. For federal income tax purposes, an exchange of shares of one Fund for shares of another Fund is considered the same as a sale. The amount of gain or loss is based on the difference between your tax basis in the Fund shares and the amount you receive for them upon disposition. Generally, you will recognize long-term capital gain or loss if you have held your Fund shares for over twelve months at the time you sell or exchange them. Gains and losses on shares held for twelve months or less will generally constitute short-term capital gains, except that a loss on shares held six months or less will be recharacterized as a long-term capital loss to the extent of any capital gains distributions that you have received on the shares. A loss realized on a sale or exchange of Fund shares may be disallowed under the so-called “wash sale” rules to the extent the shares disposed of are replaced with other shares of that same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

Backup Withholding. On the New Account Application Form, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number or have failed to certify that you are an “exempt recipient,” the IRS requires each Fund to withhold a percentage of any dividend or distribution of gross proceeds from the redemption or exchange of shares. Each Fund reserves the right to reject any application that does not include a certified taxpayer identification number. The withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares or in respect of capital gain dividends (i.e., dividends attributable to long-term capital gains of a Fund) unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to a Fund’s taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by a Fund of net investment income, other ordinary income, and the excess, if any, of net short-term capital gain over net long-term capital loss for the year, unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to a Fund’s taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest” or short-term capital gains unless, with respect to short-term capital gains, the shareholder is a nonresident alien individual who is present in the United States for 183 days or more during the taxable year and certain other conditions are met. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in a Fund.

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State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions. Some of the tax provisions described above are subject to sunset provisions. Specifically, a sunset provision provides that the 15% long-term capital gain rate will increase to 20% and that dividends will no longer be taxed at long-term capital gain rates for taxable years beginning after December 31, 2008.

Your investment in the Funds could have additional tax consequences. This short summary is not intended as a substitute for careful tax planning. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund.

More tax information relating to the Funds is also provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591 is the distributor for the shares of the Funds. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser has entered into shareholder servicing agreements under which the Investment Adviser may perform, or arrange for others to perform, certain shareholder functions. For these shareholder services, the Investment Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.20% of the average daily net assets attributable to the Institutional Class. The Investment Adviser has contractually agreed to waive and/or reimburse the portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets attributable to the Institutional Class until at least May 1, 2007. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to the holders of the Funds’ Institutional Class.

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Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Funds. The payments are in addition to the shareholder service fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and each Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for each Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS acts as each Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, that possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio’s objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The Company’s Board of Directors retains its right to withdraw any Fund’s investment from the corresponding Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about each Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which each Portfolio may invest.

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Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

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Financial Highlights

The financial highlights tables set forth below are intended to help you understand each Fund’s financial performance. Most of the information reflects financial results with respect to a single Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal years ended December 31, 2005 and 2004 was audited by Tait, Weller & Baker LLP, whose report, along with the Funds’ financial statements, are included in the Funds’ annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for prior periods was audited by the Funds’ former auditors.

The financial highlights tables set forth below are for the Institutional Class shares of the Paradigm Fund and Small Cap Fund. Because the Institutional Class shares of the Internet Fund, the Emerging Growth Fund and the Medical Fund had not commenced operations as of December 31, 2005, the financial highlights tables provided below are for the Funds’ No Load Class shares. No financial highlights tables are presented for the Market Opportunities Fund, because it had not commenced operations as of December 31, 2005.

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The Internet Fund
	No Load Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$25.29	$23.31	$16.69	$21.80	$24.12
Income from Investment Operations:
Net investment income (loss)	0.11(3)	0.10 (3)	0.03	(0.08)(3)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.54)	2.25	6.66	(5.03)	(2.15)
Total gain (loss) from investment operations	(0.43)	2.35	6.69	(5.11)	(2.32)
Redemption Fees	0.00(2)	—	—	—	—
Less Distributions:
From net investment income	(0.20)	(0.37)	(0.07)	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.20)	(0.37)	(0.07)	—	—
Net Asset Value, End of Year	$24.66	$25.29	$23.31	$16.69	$21.80
Total Return	(1.69)%	10.06%	40.11%	(23.44)%	(9.62)%
Net assets, end of year (000’s)	$148,260	$201,929	$230,971	$189,618	$297,793
Ratio of expenses to average net assets:
Before expense reimbursement	2.35%	2.37%	2.39%	2.42%	2.37%
After expense reimbursement	2.35%	2.37%	2.39%	2.42%	2.37%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.46%	0.44%	0.11%	(0.41)%	(0.61)%
After expense reimbursement	0.46%	0.44%	0.11%	(0.41)%	(0.61)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A
(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount is less than $0.005 per share.
(3) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.

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The Internet Emerging Growth Fund
	No Load Class
	Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$4.50	$4.28	$3.24	$4.30	$3.69
Income from Investment Operations:
Net investment income (loss)	0.15	0.08	0.04	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.03)	0.25	1.05	(0.98)	0.64
Total gain (loss) from investment operations	0.12	0.33	1.09	(1.06)	0.61
Redemption Fees	0.00(2)	—	—	—	—
Less Distributions:
From net investment income	(0.19)	(0.11)	(0.05)	—	—
From net realized gains	—	—	—	—	—
Total distributions	(0.19)	(0.11)	(0.05)	—	—
Net Asset Value, End of Year	$4.43	$4.50	$4.28	$3.24	$4.30
Total Return	2.65%	7.67%	33.56%	(24.65)%	16.53%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of Year (000’s)	$3,896	$4,584	$4,677	$3,338	$5,277
Ratio of expenses to average net assets:
Before expense reimbursement	3.22%	3.45%	3.64%	3.78%	4.17%
After expense reimbursement	2.69%	2.67%	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.80%	1.08%	0.11%	(3.03)%	(2.09)%
After expense reimbursement	3.33%	1.84%	1.01%	(1.99)%	(0.66)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount is less than $0.005 per share.

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The Paradigm Fund
Institutional Class For the Period May 27, 2005 through December 31, 2005
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$18.13
Income from Investment Operations:
Net investment income (loss)	0.01 (3)
Net realized and unrealized gain (loss) on investments	2.23
Total gain (loss) from investment operations	2.24
Redemption Fees	-
Less Distributions:
From net investment income	(0.04)
From net realized gains	(0.02)
Total distributions	(0.06)
Net Asset Value, End of Period	$20.31
Total Return	12.35%(3)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$10,895
Ratio of expenses to average net assets:
Before expense reimbursement	1.88%(4)
After expense reimbursement	1.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.37)% (4)
After expense reimbursement	0.02% (4)
Portfolio turnover rate	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) Not Annualized.
(4) Annualized.

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The Medical Fund
	No Load Class For the Year Ended December 31,
	2005	2004	2003	2002	2001
PER SHARE DATA(1)
Net Asset Value, Beginning of Year	$16.76	$15.67	$12.72	$18.06	$20.98
Income from Investment Operations:
Net investment loss	(0.18) (2)	(0.10) (2)	(0.25)	(0.21)	(0.25)
Net realized and unrealized gain (loss) on investments	0.06	1.19	3.20	(5.05)	(2.64)
Total gain (loss) from investment operations	(0.12)	1.09	2.95	(5.26)	(2.89)
Redemption Fees	0.00(3)	—	—	—	—
Less Distributions:
From net investment income	—	—	—	—	—
From net realized gains	—	—	—	(0.08)	(0.03)
Total distributions	—	—	—	(0.08)	(0.03)
Net Asset Value, End of Year	$16.64	$16.76	$15.67	$12.72	$18.06
Total Return	(0.72)%	6.96%	23.19%	(29.14)%	(13.77)%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of year (000’s)	$13,943	$19,583	$23,695	$22,604	$40,416
Ratio of expenses to average net assets:
Before expense reimbursement	2.48%	2.54%	2.52%	2.55%	2.28%
After expense reimbursement	2.44%	2.39%	2.52%	2.55%	2.28%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.14)%	(1.31)%	(1.55)%	(1.49)%	(1.17)%
After expense reimbursement	(1.10)%	(1.16)%	(1.55)%	(1.49)%	(1.17)%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2)Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) The amount is less than $0.005 per share.

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The Small Cap Opportunities Fund
Institutional Class For the Period August 12, 2005 through December 31, 2005
PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$20.48
Income from Investment Operations:
Net investment income (loss)	0.00 (2) (3)
Net realized and unrealized gain (loss) on investments	0.67
Total gain (loss) from investment operations	0.67
Redemption Fee	—
Less Distributions:
From net investment income	(0.02)
From net realized gains	(0.13)
Total distributions	(0.15)
Net Asset Value, End of Period	$21.00
Total Return	3.23%(5)
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$67,586
Ratio of expenses to average net assets:
Before expense reimbursement	1.77%(4)
After expense reimbursement	1.59%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.21)%(4)
After expense reimbursement	(0.03)%(4)
Portfolio turnover rate	N/A

 (1) Information presented relates to a share of capital stock outstanding for each period.
(2) Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3) The amount listed is less than $0.005 per share.
(4) Annualized.
(5) Not Annualized.

54

Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund

Investment Adviser	Kinetics Asset Management, Inc
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered Public	Tait Weller & Baker LLP
Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Funds free of charge:

Statement of Additional Information (SAI) dated May 1, 2006
The SAI of the Funds provides more details about each Fund’s policies and management. The Funds’ SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The annual and semi-annual reports for each Fund provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

1940 Act File No. 811-09303

55

No Load Class

May 1, 2006	Prospectus	www.kineticsfunds.com

The Kinetics Government Money Market Fund
A series of Kinetics Mutual Funds, Inc.

Kinetics Logo
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of the Prospectus. Any representation to the contrary is a criminal offense.

Investment Objective, Principal Investment Strategies and Principal Risks	1

Performance of the Kinetics Government Money Market Fund	2

Fees and Expenses of the Money Market Fund	3

Portfolio Holdings Information	4

Management of the Fund and the Portfolio	4

Valuation of Fund Shares	4

How to Purchase Shares	4

How to Redeem Shares	6

Exchange Privilege	8

Distributions and Taxes	9

Distribution of Shares	10

Unique Characteristics of Master/Feeder Fund Structure	10

Counsel and Independent Registered Public Accounting Firm	11

Financial Highlights	12

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund (the “Fund” or the “Money Market Fund”), is a series of Kinetics Mutual Funds, Inc. (the “Company”), a Maryland corporation. The Fund is a no-load, diversified investment company which, unlike many other investment companies that directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Kinetics Government Money Market Portfolio (the “Portfolio”), a series of Kinetics Portfolios Trust (the “Trust”), a Delaware statutory trust. The Portfolio is an open-end, no-load diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collaterized by such obligations. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see “Unique Characteristics of Master/Feeder Fund Structure”.

The Statement of Additional Information (the “SAI”) contains more information about the Fund and the types of securities in which it may invest.

Who May Want To Invest

The Fund may be appropriate for people who:

»  want to save money rather than “invest”

»  require stability of principal

»  prefer to receive income with relatively fewer risks

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Prospectus
This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.
Investment Adviser
Kinetics Asset Management, Inc.
Minimum Initial Investment
$2,500
May 1, 2006

Investment Objective, Principal Investment Strategies and Principal Risks

Investment Objective

The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the Investment Adviser, subject to the approval of the Portfolio’s Board of Trustees, to present minimal credit risk. The Portfolio does not invest in obligations with maturities of more than 397 days (subject to certain exceptions) and the average maturity of all obligations held by the Portfolio must be 90 days or less. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations (“U.S. Government Securities”). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds. The Fund seeks to maintain a constant $1.00 net asset value (“NAV”) per share.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio’s investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio’s investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio’s holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The Investment Adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

Fund Structure
The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund’s investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser, including the current Investment Adviser, to manage the Fund’s assets directly.

Principal Risks of the Fund
The principal risks of investing in the Fund and, indirectly, the Portfolio, are listed below and could adversely affect the NAV, total return and value of the Fund, the Portfolio and your investment.

1

Interest Rate Risks
The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain an NAV of $1.00 per share, there is no assurance that these policies will be successful.

Credit Risks
Changes in the credit quality rating or changes in an issuer’s financial condition can also affect the Portfolio. A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

Repurchase Agreement Risks
One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the securities for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy. Under such circumstances, the Portfolio will liquidate those securities held under the repurchase agreement, which constitute collateral for the seller’s obligation to repurchase the securities. However, the Portfolios might have to go through lengthy court actions before selling the securities.

Performance of the Kinetics Government Money Market Fund

The bar chart and table shown below illustrate the variability of the Fund’s returns. Both assume that all dividends and distributions are reinvested in the Fund. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The past performance of the Fund’s No Load class is not necessarily an indication of how the Fund’s No Load class will perform in the future.

The Kinetics Government Money Market Fund
Calendar Year Returns as of 12/31

Best Quarter	2001	Q1	0.96%
Worst Quarter	2004	Q4	0.00%

The total return for the Fund from January 1, 2006 to March 31, 2006 was 0.78%.

2

Average Annual Total Returns as of 12/31/05

	1 Year	5 Years	Since Inception(1)
The Kinetics Government Money Market Fund	1.88%	0.89%	1.53%

(1) The Money Market Fund commenced operations on February 3, 2000 and converted into a feeder fund of the Portfolio on April 28, 2000. The returns shown include reinvestment of all dividends.

Please note that you may obtain the Fund’s current 7-day yield by calling (800) 930-3828.

Fees and Expenses of the Money Market Fund

As an investor, you pay certain fees and expenses if you buy and hold shares of the Money Market Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

Fee Table(1)
Shareholder Transaction Expenses(2) (fees paid directly from your investment)	No Load Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee(3)	None
Maximum Account Fee(4)	None

Annual Operating Expenses (expenses deducted from Fund assets)	No Load Class
Management Fees(5)	0.50%
Distribution (Rule 12b-1) Fees	None
Other Expenses	4.58%
Total Annual Fund Operating Expenses(6)	5.08%

(1) This fee table and example reflect the aggregate expenses of the Money Market Fund and the Money Market Portfolio.
(2) You will be assessed fees for outgoing wire transfers ($15 per wire), returned checks and exchanges executed by telephone between the Money Market Fund and any other series of Kinetics Mutual Funds, Inc.
(3) The Money Market Fund’s transfer agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between any two series of Kinetics Mutual Funds, Inc. The Fund’s transfer agent does not charge a transaction fee for written exchange requests.
(4) IRA accounts are assessed a $15.00 annual fee.
(5) The management fees paid by the Money Market Fund reflect the proportionate fees allocated to the Money Market Fund from the Portfolio for investment advisory services.
(6) The Investment Adviser to the Money Market Portfolio has voluntarily agreed to waive fees and reimburse expenses so that Total Annual Fund Operating Expenses do not exceed a minimum of 0.98%. For the fiscal year ended December 31, 2005, as a result of these waivers and reimbursements, the Fund’s Total Annual Fund Operating Expenses were 1.06%. These waivers and reimbursements may be discontinued at any time. Without the expense waiver and reimbursement, the Fund’s Total Annual Fund Operating Expenses would have been 5.08%.

Example

This Example is intended to help you compare the cost of investing in the Money Market Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Money Market Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Money Market Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Money Market Fund would be:

3

	1 Year	3 Years	5 Years	10 Years
No Load Class	$508	$1,522	$2,535	$5,060

Portfolio Holdings Information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the Funds’ SAI. Currently, disclosure of the Portfolios’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings reports on Form N-Q (first and third quarters). The Annual and Semi-Annual Reports will be available by contacting Kinetics Mutual Funds, Inc., c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling (800) 930-3828. In addition, the Company publishes on its webpage (www.kineticsfunds.com) month-end (a) top fifteen portfolio holdings of each Portfolio and their percentage of the portfolio holdings and (b) the top five performing and bottom five performing portfolio holdings of each Portfolio, in each case no earlier than twenty calendar days after the end of each calendar month end. This information will be available on the website until the date on which a Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC or until the next month in which portfolio holdings are posted in accordance with the above policy.

Management of the Fund and the Portfolio

Investment Adviser
The Portfolio’s investment adviser is Kinetics Asset Management, Inc. (“Investment Adviser”), 16 New Broadway, Sleepy Hollow, New York 10591. Founded in 1996, the Investment Adviser provides investment advisory services to a family of seven mutual funds with discretionary management authority over approximately $2.167 billion in assets as of December 31, 2005. The Investment Adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio. The Investment Adviser is entitled to receive an annual fee from the Portfolio for its services of 0.50% of the Portfolio’s average daily net assets. However, as a result of fee waivers for the Portfolio, all advisory fees were waived for the fiscal year ended December 31, 2005. The Investment Adviser has entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon Asset Management”), a New York based investment management and research firm, and is responsible for the payment of all fees owing to Horizon.

A discussion regarding the basis of the Board’s approval of the investment advisory agreement for the Portfolio is available in the Company’s semi-annual report to shareholders for the period ended June 30, 2005.

Valuation of Fund Shares

Shares of the Fund are sold at NAV per share, which is determined by the Fund as of 12:00 p.m. Eastern time, each day that the New York Stock Exchange (the “Exchange”) is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund of $1.00. However, there is no assurance that the $1.00 NAV per share will be maintained.

How to Purchase Shares

In General
Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder’s account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum subsequent investment for both types of accounts (including Coverdell Education Savings Accounts) is $100. The Company reserves the right to vary or waive any minimum investment requirement. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear. Your order will not be accepted until a completed New Account Application Form is received by the Fund or its transfer agent.

4

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. Your purchase will take place at the NAV determined on the day your order is placed, provided that your order is received prior to 4:00 p.m. Eastern time.

The minimum telephone purchase is $100. You may not make your initial purchase of the Fund’s shares by telephone.

Automatic Investment Plan
Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan (“AIP”). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more.

To be eligible for the AIP, your bank must be a domestic institution that is an ACH member. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the AIP section on the New Account Application Form or call the Fund’s transfer agent at (800) 930-3828. The first AIP purchase will take place no earlier than 15 days after the Fund’s transfer agent has received your request. Any request to change or terminate your AIP should be submitted to the transfer agent 5 days prior to the desired effective date of such change or termination. The Fund may modify or terminate the AIP at any time.

Purchase By Mail
To purchase Fund shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check made payable to the Kinetics Government Money Market Fund, c/o Kinetics Mutual Funds, Inc., to:

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Purchase By Wire
To open an account by wire, a completed New Account Application Form is required before your wire can be accepted. You can mail or overnight deliver your New Account Application Form to the transfer agent at the above address. Upon receipt of your completed New Account Application Form, an account will be established for you. Your bank must include along with the wire the name of the Fund, the account number and your name so that monies can be correctly applied. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

5

Wire to:		U.S. Bank, N.A.
»	ABA Number:	075000022
»	Credit:	U.S. Bancorp Fund Services, LLC
»	Account:	112-952-137
»	Further Credit:	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). To purchase by mail, submit your check with the remittance form attached to your individual account statement. To purchase by telephone, call (800) 930-3828 prior to 4:00 p.m. Eastern time to place your order. To ensure proper application of wired funds, please call (800) 930-3828 to notify the Fund that the wire is coming. All purchase requests must include your shareholder account number.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered IRA. The Fund offers Traditional IRA, Roth IRA, and Coverdell Educational Savings Accounts. For additional information on IRA options, please call (800) 930-3828.

How to Redeem Shares

In General
You may redeem part or all of your Fund shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day’s closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally send redemption proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in “good order” (see below). Please note, however, that when a purchase order has been made by check, the Fund will not be able to send your redemption proceeds until the check has cleared. This may take up to 12 days.

Redemption proceeds may be sent to the address of record, wired to a shareholder’s bank account of record, or be sent via electronic funds transfer through the ACH network to the shareholder’s bank account of record. Wires are subject to a $15 fee paid by the investor, but the investor does not incur any charge when proceeds are sent via the ACH system. If the redemption proceeds are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from bank and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

A signature guarantee of each owner is required in the following situations:

»	If ownership is changed on your account

»	When redemption proceeds are sent to a different address than that registered on the account

»	If the proceeds are to be made payable to someone other than the account’s owner(s)

»	Any redemption transmitted by federal wire transfer to a bank other than the bank of record

»	If a change of address request has been received by the Fund’s transfer agent within the last 15 days

»	When adding telephone redemption to an existing account

»	When adding or changing any automated bank information

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Fund’s transfer agent at:

6

Regular Mail	Overnight or Express Mail
Kinetics Mutual Funds, Inc.	Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund	The Kinetics Government Money Market Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Requests for redemption in “good order” must:

»	indicate the name of the Fund,

»	be signed exactly as the shares are registered, including the signature of each owner,

»	specify the number of shares or dollar amount to be redeemed, and

»	indicate your account registration number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to add or change telephone redemption privileges on an existing account.

Note: Neither the Fund nor any of its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

»	your Fund account number

»	the name in which your account is registered

»	the social security or tax identification number under which the account is registered

»	the address of the account holder, as stated in the New Account Application Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the Fund’s transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Checkwriting
On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial checkbook will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer through the ACH system to your bank account if your bank is an ACH system member. If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. The minimum systematic withdrawal amount is $100.

7

The Fund’s Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder, other than a shareholder who is an active participant in the AIP, whose account balance is less than $1,000, other than as a result of a decline in the NAV of the Fund. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at (800)930-3828 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Restrictions on Excessive Trading Practices
The Company’s Board of Directors has not adopted, on behalf of the Government Money Market Fund, policies and procedures with respect to frequent purchases and redemptions of Fund shares because the Fund may be appropriately used by shareholders for short-term investment or for cash management purposes.

Notice of Customer Verification
In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent will verify certain information on your New Account Application Form as part of the Fund’s Anti-Money Laundering Program. As requested on the New Account Application Form, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Please contact the Fund’s transfer agent at (800) 930-3828 if you need additional assistance when completing your New Account Application Form.

If we do not have a reasonable belief as to the identity of a shareholder, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Fund also reserves the right to close the account within 5 business days if clarifying information/documentation is not received.

Exchange Privilege

You can exchange your No Load Class shares in the Money Market Fund for No Load Class shares of any other Fund offered by the Company. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the Prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.  So, your account may be subject to a redemption fee as described above. Furthermore, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Notwithstanding the above, Advisor Class A shares of the Company’s other Funds may exchange into and out of the No Load Class of the Money Market Fund because the Money Market Fund does not offer Advisor Class A shares. In all cases, shareholders will be required to pay a sales charge only once.

Call (800) 930-3828 to learn more about the other Funds or classes offered by the Company and about exercising your exchange privilege.

8

Distributions and Taxes

Distributions
Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund’s NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. Although the Fund does not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gains distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

Taxes
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents and is based on current tax law. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Distributions. The Fund has qualified and intends to continue to qualify for federal tax purposes as a regulated investment company and to distribute each year substantially all of its investment company taxable income. Except as otherwise noted below, you will generally be subject to federal income tax at ordinary rates on the Fund’s distributions to you, regardless whether they are paid in cash or reinvested in Fund shares.

The Fund invests all of its assets in a partnership master portfolio which, in turn, invests substantially all of its assets in debt instruments and not in shares of stock on which dividend income will be received. As a result, Fund distributions generally will not qualify for the favorable long-term capital gains treatment applicable to “qualifying dividends” for individual shareholders or for the dividends-received deduction for corporations.

IRAs and Other Tax-Qualified Plans. The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.

Backup Withholding. On the New Account Application Form, you will be asked to certify that your taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number or have failed to certify that you are an “exempt recipient,” the IRS requires the Fund to withhold a percentage of any dividend or distribution of gross proceeds from the redemption or exchange of shares. The Fund reserves the right to reject any application that does not include a certified taxpayer identification number. The withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders. A foreign shareholder generally will not be subject to U.S. withholding tax in respect of proceeds from, or gain on, the redemption of shares unless, in the case of a shareholder who is a nonresident alien individual, the shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. For distributions attributable to the Fund’s taxable year beginning before January 1, 2005 or after December 31, 2007, foreign shareholders generally will be subject to U.S. withholding tax at a rate of 30% (or a lower treaty rate, if applicable) on distributions by the Fund of net investment income unless the distributions are effectively connected with a U.S. trade or business of the shareholder. For distributions attributable to the Fund’s taxable year beginning after December 31, 2004 and before January 1, 2008, however, foreign shareholders will generally not be subject to withholding tax on distributions attributable to U.S.-source “portfolio interest.” Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of investing in the Fund.

9

State and Local Taxes. You may also be subject to state and local taxes on income and gain attributable to your ownership of Fund shares. State income taxes may not apply, however, to the portions of the Fund’s distributions that are attributable to interest earned by the Fund on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

More tax information relating to the Fund is also provided in the SAI.

Distribution of Shares

Distributor
Kinetics Funds Distributor, Inc. (“KFD”), an affiliate of the Investment Adviser, 16 New Broadway, Sleepy Hollow, New York, 10591, is the distributor for the shares of the Fund. KFD is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered on a continuous basis.

Shareholder Servicing Agents
The Investment Adviser is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with the Investment Adviser and perform these functions on behalf of their clients who own shares of the Fund. For this service, the Investment Adviser receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund’s average daily net assets.

Arrangements with Certain Financial Institutions
The Investment Adviser and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Fund and other funds managed by the Investment Adviser or its affiliates. These payments are made out of the Investment Adviser’s, and/or its affiliates’ own assets and are not an additional charge to the Fund. The payments are in addition to the shareholder servicing fees described in this Prospectus. The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Fund over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

Fund Administrator
U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Administrator to each Fund and Portfolio.

Custodian, Transfer Agent, Dividend Disbursing Agent and Fund Accountant
U.S. Bank, N.A. serves as Custodian for the Fund’s cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. USBFS also acts as the Fund’s Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

Unique Characteristics of Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in a corresponding Portfolio that is a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this Prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio’s expenses. However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

10

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio’s objective, policies or restrictions might require the Company to withdraw the Fund’s interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Company’s Board of Directors retains its right to withdraw the Fund’s investment from the Portfolio at any time if the Board of Directors determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

The SAI contains more information about the Fund and Portfolio, the Master/Feeder Fund Structure and the types of securities in which the Portfolio may invest.

Counsel and Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996. Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Fund.

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Financial Highlights

The financial highlights table set forth below is intended to help you understand the Fund’s financial performance for its period of operations. Most of the information reflects financial results with respect to a single Fund share. The total returns in the table represent the rates that an investor would have earned (or lost) on an investment in the Money Market Fund (assuming reinvestment of all dividends and distributions). The financial information provided for the fiscal years ended December 31, 2005 and 2004, was audited by Tait, Weller & Baker LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report and incorporated by reference into the SAI, both of which are available upon request. The financial information provided for prior periods was audited by the Fund’s former auditors.

The Kinetics Government Money Market Fund

	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Year Ended December 31, 2003	For the Year Ended December 31, 2002	For the Year Ended December 31, 2001

PER SHARE DATA(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.02	—	—	0.00(2)	0.02
Net realized and unrealized gain (loss) on investments	—	—	—	—	—
Total gain from investment operations	0.02	—	—	0.00(2)	0.02
Less Distributions:
From net investment income	(0.02)	—	—	(0.00)(2)	(0.02)
From net realized gains	—	—	—	—	—
Total distributions	(0.02)	—	—	(0.00)(2)	(0.02)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	1.88%	0.00%	0.00%	0.22%	2.36%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,052	$1,166	$3,048	$128,657	$94,886
Ratio of expenses to average net assets:
Before expense reimbursement	5.08%	2.11%	1.32%	1.29%	1.35%
After expense reimbursement	1.06%	0.98%	0.94%	1.23%	1.24%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.17)%	(1.13)%	0.38)%	0.13%	2.12%
After expense reimbursement	1.85%	0.00%	0.00%	0.19%	2.23%
Portfolio turnover rate	N/A	N/A	N/A	N/A	N/A

(1) Information presented relates to a share of capital stock outstanding for each period.
(2) The amount listed is less than $0.005 per share.

12

Kinetics Mutual Funds, Inc.
The Kinetics Government Money Market Fund

Investment Adviser	Kinetics Asset Management, Inc.
and Shareholder Servicing Agent	16 New Broadway
Sleepy Hollow, New York, 10591

Legal Counsel	Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

Independent Registered	Tait, Weller & Baker LLP
Public Accounting Firm	1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accountant,	U.S. Bancorp Fund Services, LLC
and Administrator	615 East Michigan Street
Milwaukee, WI 53202

Custodian	U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45201

You may obtain the following and other information on the Fund free of charge:

Statement of Additional Information (SAI) dated May 1, 2006
The SAI of the Fund provides more details about the Fund’s policies and management. The Fund’s SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report
The Fund’s annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

To receive any of these documents or the Fund’s Prospectus, free of charge, to request additional information about the Company or to make shareholder inquires, please contact us at:

By Telephone:	By Internet:
(800) 930-3828	http://www.kineticsfunds.com

By Mail:
Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Additionally the foregoing Fund documents are available on the Fund’s website listed above.

SEC:
Information about the Funds (including the SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.
1940 Act File No. 811-09303

13

No Load, Institutional, and Advisor Classes

KINETICS MUTUAL FUNDS, INC.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Kinetics Government Money Market Fund

Each of the series (individually, a “Fund” and collectively, the “Funds”) of Kinetics Mutual Funds, Inc. (the “Company”) is in a master/feeder fund structure. Each Fund is a feeder fund to a corresponding series (individually, a “Portfolio” and collectively, the “Portfolios”) of Kinetics Portfolios Trust (the “Trust”). Unlike many other investment companies that directly acquire and manage their own portfolios of securities, the Funds seek their investment objectives by investing all of their investable assets in their corresponding Portfolios. Each Portfolio (except the Kinetics Government Money Market Portfolio) is an open-end, non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of its respective feeder Fund. The Kinetics Government Money Market Portfolio is an open-end, diversified investment company with an investment objective and strategies identical to those of its feeder Fund.

This Statement of Additional Information (“SAI”) provides general information about each of the Funds and the Portfolios. This SAI is not a Prospectus and should be read in conjunction with the relevant Fund’s current No Load Prospectus, Institutional Class Prospectus, or Advisor Classes Prospectus, each dated May 1, 2006,  as supplemented and amended from time to time, which are incorporated herein by reference. To obtain a copy of the Funds’ Prospectuses, please write or call the Funds at the address or telephone number below. To obtain a copy of the Portfolios’ Prospectus and SAI dated May 1, 2006, that provide general information about the Portfolios and are incorporated herein by reference, please write or call the Portfolios at the address or telephone number shown below.

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Phone: (800) 930-3828

The most recent Annual Report to Shareholders of the Company, and the financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.

General Information about Kinetics Mutual Funds, Inc.	2
Description of the Funds	4
Investment Restrictions	5
Investment Policies and Associated Risks	7
Temporary Investments	14
Portfolio Turnover	14
Management of the Funds and the Portfolios	15
Control Persons and Principal Holders of Securities	23
Proxy Voting Policies	28
Investment Adviser	29
Shareholder Servicing	34
Administrative Services	34
Distributor	35
Distribution Plans	36
Custodian	37
Codes of Ethics	37
Valuation of Shares	37
Portfolio Holdings Information	40
Purchasing Shares	41
Redemption of Shares	45
Brokerage	46
Taxes	48
Performance Information	50
Independent Registered Public Accounting Firm	52
Financial Statements	52

General Information about Kinetics Mutual Funds, Inc.

The Company is a Maryland corporation, established on March 26, 1999. The Company is comprised of several series of mutual funds, all of which are open-end investment companies. The Trust is a Delaware statutory trust, established on March 14, 2000. The Trust is comprised of several series of mutual funds, all of which are open-end investment companies with investment objectives and strategies identical to those of the individual Funds of the Company. The Funds and Portfolios are set up in a master/feeder fund structure whereby each Fund is a “feeder” fund that invests all of its investable assets in a corresponding “master” Portfolio. The principal business office for the Company and the Trust is located at 16 New Broadway, Sleepy Hollow, New York 10591. Kinetics Asset Management, Inc. (“Kinetics” or the “Adviser”) is a New York corporation that serves as the investment adviser to the Portfolios.

Capitalization

The authorized capitalization of the Company consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Portfolios. All shares issued are fully paid and non-assessable. Each holder of shares of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

Title and Description of Share Classes

The Company and the Trust each currently consists of seven series. Under the Company’s Articles of Incorporation and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended (“1940 Act”), each Fund is permitted to offer several classes of shares as follows: No Load Class, Institutional Class, Advisor Class A, Advisor Class B and Advisor Class C. Advisor Class A shares are subject to a front-end sales load and a Rule 12b-1 fee as described in the applicable Prospectus. Advisor Class B shares are subject to a contingent deferred sales load and a Rule 12b-1 fee as described in the applicable Prospectus. Advisor Class C shares are subject to a Rule 12b-1 fee as described in the applicable Prospectus. The table below lists the Funds together with their share Classes and corresponding Portfolios. The Kinetics Government Money Market Fund is the only Fund that does not have the ability to offer shares of the Advisor Classes or the Institutional Class.

Feeder Funds with No Load, Institutional and Advisor Classes	Master Portfolios
The Internet Fund - No Load, Institutional, A, B, C	The Internet Portfolio
The Internet Emerging Growth Fund - No Load, Institutional, A, B, C	The Internet Emerging Growth Portfolio
The Paradigm Fund - No Load, Institutional, A, B, C	The Paradigm Portfolio
The Medical Fund - No Load, Institutional, A, B, C	The Medical Portfolio
The Small Cap Opportunities Fund - No Load, Institutional, A, B, C	The Small Cap Opportunities Portfolio
The Market Opportunities Fund - No Load, Institutional, A, B, C	The Market Opportunities Portfolio
The Kinetics Government Money Market Fund - No Load	The Kinetics Government Money Market Portfolio

All Classes are sold primarily to individuals who purchase shares through Kinetics Funds Distributor, Inc. (“KFDI” or the “Distributor”), the Company’s distributor. The expenses incurred pursuant to the Rule 12b-1 Plans will be borne solely by Advisor Class A, B and C shares of the applicable Funds and constitute the only expenses allocated on a Class by Class basis.

Please note that the only Advisor Class of the Funds currently available to shareholders are as follows:

Fund Name	Class
The Internet Fund	Advisor Class A shares
The Medical Fund	Advisor Class A shares
The Paradigm Fund	Advisor Classes A and C shares
The Small Cap Opportunities Fund	Advisor Class A shares
The Market Opportunities Fund	Advisor Class A shares

The Institutional Class is currently available only to the Small Cap Fund and the Paradigm Fund.

Rights of Each Share Class

Each share of common stock of a Fund is entitled to one vote in electing Directors and other matters that may be submitted to shareholders for a vote. All shares of all Classes of each Fund generally have equal voting rights. However, matters affecting only one particular Fund or Class, can be voted on only by shareholders in that Fund or Class. Only shareholders of Advisor Class A, B or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such Class. All shareholders are entitled to receive dividends when and as declared by the Board of Directors from time to time and as further discussed in the Prospectuses.

Master/Feeder Fund Structure

Unlike other mutual funds that directly acquire and manage their own portfolio securities, the Funds invest all of their investable assets in the corresponding Portfolios. Accordingly, a shareholder’s interest in a Portfolio’s underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in a Portfolio on the same terms and conditions and would pay a proportionate share of a Portfolio’s expenses. However, other mutual fund or institutional investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than a Fund. Shareholders of a Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of a Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. The Master/Feeder Fund Structure may also allow each Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Funds stabilizing their expenses or achieving greater operational efficiencies.

The Funds’ methods of operation and shareholder services are not materially affected by their investment in the Portfolios, except that the assets of the Funds may be managed as part of a larger pool of assets. Since the Funds invest all of their assets in the respective Portfolios, they hold only beneficial interests in the Portfolios; the Portfolios invest directly in individual securities of other issuers.

Certain changes in a Portfolio’s objective, policies and/or restrictions may require the Company to withdraw a Fund’s interest in the corresponding Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. The Company’s Board of Directors retains the right to withdraw the investments of any Fund from the corresponding Portfolio at any time if it determines that such withdrawal would be in the best interest of the Fund’s shareholders. The Fund would then resume investing directly in individual securities of other issuers or invest in another Portfolio of the Trust.

Smaller funds investing in the Portfolios may be materially affected by the actions of larger funds investing in the Portfolios. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolios may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds that have large or institutional investors.

Funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to a Portfolio, the Company will hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the Portfolio in the same proportion as the Fund’s shareholders. Shares of a Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

Description of the Funds

The investment objectives listed below are fundamental objectives and therefore cannot be changed without the approval of shareholders.

The Internet Fund

The Internet Fund and the Internet Emerging Growth Fund are non-diversified funds with the same primary investment objective of long-term growth of capital. The Funds are designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Funds seek to achieve their investment objectives by investing all of their investable assets in their corresponding Portfolios. Except during temporary defensive periods, each Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of companies engaged in the Internet and Internet-related activities. The Funds should not be used as a trading vehicle.

The Paradigm Fund

The Paradigm Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity, and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Fund should not be used as a trading vehicle.

The Medical Fund

The Medical Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary defensive periods, the Portfolio invests at least 80% of its net assets plus any borrowings for investment purposes in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Fund should not be used as a trading vehicle.

The Small Cap Opportunities Fund

The Small Cap Opportunities Fund is a non-diversified fund with a primary investment objective of long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. Except during temporary, defensive periods, at least 80% of the Portfolio’s net assets plus any borrowings for investment purposes will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments. The Fund should not be used as a trading vehicle.

The Market Opportunities Fund

The Market Opportunities Fund is a non-diversified fund with the objective of long-term capital growth. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its net assets in the equity securities of U.S. and foreign companies engaged in capital markets or related to the capital markets and in the gaming industry. The Fund should not be used as a trading vehicle.

The Kinetics Government Money Market Fund

The Kinetics Government Money Market Fund is a diversified fund with a primary investment objective of providing current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in its corresponding Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio seeks to achieve its investment objective in compliance with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Portfolio will comply with the various requirements of Rule 2a-7 under the 1940 Act, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (“NRSRO”) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

Investment Restrictions

Unless otherwise noted, the Funds and the Portfolios have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Funds may be changed only with the approval of the holders of a majority of the Funds’ outstanding voting securities. The investment restrictions of the Portfolios may be changed only with the approval of the holders of a majority of the Portfolios’ outstanding voting securities. As used in this SAI, “a majority of a Fund’s (or Portfolio’s) outstanding voting securities” means the lesser of (1) 67% of the shares of common stock/beneficial interest of the Fund/Portfolio represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of common stock/beneficial interest of the Fund/Portfolio.

1.	Each Fund/Portfolio will not act as underwriter for securities of other issuers.

2.	Each Fund/Portfolio will not make loans amounting to more than 33 1/3% of its total assets (including any collateral posted) or 50% of its total assets (excluding any collateral posted).

3.
With respect to 50% of its total assets, each Fund/Portfolio (other than the Kinetics Government Money Market Fund) will not invest in the securities of any issuer if as a result the Fund/Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios. With respect to 75% of the Kinetics Government Money Market Fund’s/Portfolio’s total assets, the Kinetics Government Money Market Fund/Portfolio will not invest more than 5% of its total assets in securities of any one issuer other than U.S. Government Securities.

4.
Each Fund/Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5.
Each Fund/Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in the respective Portfolios.

6.
The Internet Fund/Portfolio and the Internet Emerging Growth Fund/Portfolio will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Funds invest all of their investable assets in their respective Portfolios.

7.
The Paradigm Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result more than 20% of the Fund’s/Portfolio’s total net assets would be in the securities of such industries.

8.
The Medical Fund/Portfolio will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 80% of the Fund’s/Portfolio’s total net assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

9.
The Small Cap Opportunities Fund/Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 20% of the Fund’s/Portfolio’s total net assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 80% of the Fund’s/Portfolio’s net assets plus any borrowings for investment purposes will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

10.
The Market Opportunities Fund/Portfolio will not invest in the securities of any one industry, except in the securities of U.S. and foreign companies engaged in capital markets or related to capital markets and in the gaming industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, if, as a result, more than 20% of the Portfolio’s total net assets would be invested in the securities of such industry.

11.
The Kinetics Government Money Market Fund/Portfolio will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentalities, if as a result, more than 25% of the Portfolio’s total net assets would be invested in the securities of such industry.

12.
The Funds/Portfolios will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Funds/Portfolios may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

13.	The Funds/Portfolios will not issue senior securities.

With respect to Investment Limitations No. 7 and No. 9 above, utility companies will be divided according to their services; for example, gas, electric and telephone will each be considered a separate industry. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by a Portfolio will not constitute a violation of such limitation.

Adherence by the Kinetics Government Money Market Fund/Portfolio to the diversification requirements of Rule 2a-7 is deemed to constitute adherence to the diversification requirements of Investment Limitation No. 3 above.

Non-Fundamental Investment Limitations

The following are the Funds’ and Portfolios’ non-fundamental operating policies that may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

The Internet Fund/Portfolio, Internet Emerging Growth Fund/Portfolio, Medical Fund/Portfolio and the Small Cap Opportunities Fund/Portfolio will not make any changes in their respective investment policies of investing at least 80% of net assets in the investments suggested by a Fund’s/Portfolio’s name without first providing the Fund’s/Portfolio’s shareholders with at least 60 days’ prior notice.

Investment Policies and Associated Risks

The Funds’ and the corresponding Portfolios’ investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Funds’ and Portfolios’ investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI pertain to all of the Funds and the corresponding Portfolios, other than the Government Money Market Fund. Furthermore, unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively, without shareholder approval.

Common and Preferred Stock; Convertible Securities

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

Debt Securities

The Portfolios (other than the Kinetics Government Money Market Portfolio) may invest in convertible and non-convertible debt obligations without regard to rating, and as a result, the Portfolios may purchase or hold securities in the lowest rating categories. Debt securities in these lowest investment grade categories are considered to be below investment grade securities that may not have adequate capacity to pay principal or that otherwise generally lack the characteristics of desirable investments. As compared to debt securities with higher ratings, these “high risk” securities are vulnerable to nonpayment and depend to a larger degree upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. At no time will the Portfolios have more than 20% of their respective total assets invested in any debt securities that are rated below investment grade or if the security is unrated, of comparable quality as determined by a Portfolio’s Adviser, either at the time of purchase or as a result of a reduction in rating after purchase. Please see “Appendix A” to this SAI for a description of debt security ratings.

When-Issued and Delayed Delivery Transactions

The Portfolios (including the Kinetics Government Money Market Portfolio) may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolios purchase securities with payment and delivery scheduled for a future time. The seller’s failure to complete these transactions may cause the Portfolios to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

The Portfolios may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, each Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Portfolio may realize short-term profits or losses upon the sale of such commitments.

These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio’s records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Portfolios do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of their assets.

Repurchase Agreements - The Kinetics Government Money Market Portfolio

The Kinetics Government Money Market Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio’s assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio’s Adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Other Money Market Funds - The Kinetics Government Money Market Portfolio

As an efficient means of carrying out its investment policies, the Kinetics Government Money Market Portfolio may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

Restricted and Illiquid Securities

Each Portfolio may invest in a limited amount of restricted securities. Restricted securities are any securities in which the Portfolios may invest pursuant to their investment objective and policies but which are subject to restrictions on resale under federal securities laws. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment.

Fixed-Income Securities

The fixed-income securities in which the Portfolios may invest are generally subject to two kinds of risk: credit risk and market risk.

Credit risk relates to the ability of the issuer to meet interest and principal payments, as they become due. The ratings given a security by rating services such as Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Rating Service (“S&P”) provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

Market Risk. All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

Depositary Receipts. The Portfolios may invest in American Depositary Receipts (“ADRs”) and each Portfolio other than the Market Opportunities Portfolio may invest in other forms of depositary receipts, such as International Depositary Receipts (“IDRs”). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. In particular, ADRs represent the right to receive securities of foreign issuers deposited in a bank or other depositary. ADRs are traded in the United States and the prices of ADRs are quoted in U.S. dollars. Investments in depositary receipts involve certain inherent risks generally associated with investments in foreign securities, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR’s underlying portfolio securities denominated in that currency. Such changes will affect a Portfolio to the extent that the Portfolio is invested in ADRs comprised of foreign securities.

Taxes. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolios and that may ultimately be available for distribution to the Portfolios’ and Funds’ shareholders.

Derivatives

Buying Call and Put Options. The Portfolios, except the Kinetics Government Money Market Portfolio, may purchase call options. Such transaction may be entered into in order to limit the risk of a substantial increase in the market price of the security that each Portfolio intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction cost.

The Portfolios may purchase put options. By buying a put, each Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction cost. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing (Selling) Call and Put Options. Each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered options on equity and debt securities and indices. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, it will own the underlying security subject to the option and, in the case of put options, it will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

Covered call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price. A call option written by a Portfolio is “covered” if the Portfolio owns the underlying security that is subject to the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Portfolio holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high grade debt securities in a segregated account with its custodian bank. The Portfolios may purchase securities, which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolios. A Portfolio’s turnover may increase through the exercise of a call option; this will generally occur if the market value of a “covered” security increases and the Portfolio has not entered into a closing purchase transaction.

As a writer of an option, each Portfolio receives a premium less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price, the volatility of the underlying security, the remaining term of the option, the existing supply and demand, and the interest rates.

The writer of a call option may have no control over when the underlying securities must be sold because the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Exercise of a call option by the purchaser will cause a Portfolio to forego future appreciation of the securities covered by the option. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. Thus during the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of the loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to a Portfolio’s ability to close out the option it has written.

Each Portfolio may write exchange-traded call options on its securities. Call options may be written on portfolio securities indices, or foreign currencies. With respect to securities and foreign currencies, each Portfolio may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Portfolio will own the underlying securities. Call option on securities indices will be written only to hedge in an economically appropriate way portfolio securities that are not otherwise hedged with options or financial futures contracts and will be “covered” by identifying the specific portfolio securities being hedged. Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.

A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. When a Portfolio writes a secured put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls bellows the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash.

During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to a Portfolio’s ability to close out the option that it has written.

The writer of an option who wishes to terminate its obligation may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. There is also no guarantee that a Portfolio will be able to effect a closing purchase transaction for the options it has written.

Effecting a closing purchase transaction in the case of a written call option will permit a Portfolio to write another call option on the underlying security with a different exercise price, expiration date, or both. Effecting a closing purchase transaction will also permit a Portfolio to use cash or proceeds from the investments. If a Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing purchase transaction before or at the same time as the sale of the security.

A Portfolio will realize a profit from a closing purchase transaction if the price of the transaction is less than the premium received from writing the option. Likewise, a Portfolio will realize a loss from a closing purchase transaction if the price of the transaction is more than the premium received from writing the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Portfolio.

Writing Over-The-Counter (“OTC”) Options. Each Portfolio, except the Kinetics Government Money Market Portfolio, may engage in options transactions that trade on the OTC market to the same extent that it intends to engage in exchange-traded options. Just as with exchange-traded options, OTC options give the holder the right to buy an underlying security from, or sell an underlying security to, an option writer at a stated exercise price. However, OTC options differ from exchange-traded options in certain material respects.

OTC options are arranged directly with dealers and not, as is the case with exchange-traded options, through a clearing corporation. Thus, there is a risk of non-performance by the dealer. Because there is no exchange, pricing is typically done by reference to information obtained from market makers. Since OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, the writer of an OTC option is paid the premium in advance by the dealer.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. There can be no assurance that a continuously liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote to option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

The staff of the Securities and Exchange Commission (“SEC”) has often taken the position that purchased OTC options and the assets used to “cover” written OTC options are illiquid securities. The Portfolios will adopt procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions on the liquidity of the Portfolios.

Futures Contracts. Each Portfolio, except the Kinetics Government Money Market Portfolio, may buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases each Portfolio expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required.

Each Portfolio will incur brokerage fees when it purchases and sells stock index futures contracts, and at the time a Portfolio purchases or sells a stock index futures contract, it must make a good faith deposit known as the “initial margin”. Thereafter, a Portfolio may need to make subsequent deposits, known as “variation margin”, to reflect changes in the level of the stock index. Each Portfolio may buy or sell a stock index futures contract so long as the sum of the amount of margin deposits on open positions with respect to all stock index futures contracts does not exceed 5% of the Portfolio’s net assets.

To the extent a Portfolio enters into a stock index futures contract, it will maintain with its custodian bank (to the extent required by the rules of the SEC) assets in a segregated account to cover its obligations. Such assets may consist of cash, cash equivalents, or high quality debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contract and the aggregate value of the initial and variation margin payments.

Risks Associated With Options and Futures. Although each Portfolio, except the Kinetics Government Money Market Portfolio, may write covered call options and purchase and sell stock index futures contracts to hedge against declines in market value of their portfolio securities, the use of these instruments involves certain risks. As the writer of covered call options, a Portfolio receives a premium but loses any opportunity to profit from an increase in the market price of the underlying securities, though the premium received may partially offset such loss.

Although stock index futures contracts may be useful in hedging against adverse changes in the value of a Portfolio’s investment securities, they are derivative instruments that are subject to a number of risks. During certain market conditions, purchases and sales of stock index futures contracts may not completely offset a decline or rise in the value of a Portfolio’s investments. In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of a Portfolio’s investment securities may differ substantially from the changes anticipated by the Portfolio when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Portfolio’s initial investment in such a contract.

Successful use of futures contracts depends upon the Adviser’s ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market. No assurance can be given that the Adviser’s judgment in this respect will be correct.

The Commodity Futures Trading Commission (“CFTC”) and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person may hold or control in a particular futures contract. Trading limits are imposed on the number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions. These trading and positions limits will not have an adverse impact on a Portfolio’s strategies for hedging its securities.

Distressed Investments

Each Portfolio, other than the Kinetics Government Money Market Portfolio, may invest up to 5% of its assets in securities of companies that are in financial distress (i.e. involved in bankruptcy or reorganization proceedings). These securities may include, among other things, senior or subordinated fixed income securities, common stock, preferred stock, warrants and other kinds of indebtedness. There can be no assurance that the Adviser will correctly evaluate all the factors that could affect the outcome of an investment in these types of securities. Financially distressed securities involve considerable risk that can result in substantial or even total loss on a Portfolio’s investment.

It is often difficult to obtain information as to the true condition of financially distressed securities. These securities are often subject to litigation among the participants in the bankruptcy or reorganization proceedings. Such investments may also be adversely affected by federal and state laws relating to, among other things, fraudulent transfers and other voidable transfers or payments, lender liability and a bankruptcy court’s power to disallow, reduce, subordinate or disenfranchise particular claims. These and other factors contribute to above-average price volatility and abrupt and erratic movements of the market prices of these securities. In addition, the spread between the bid and asked prices of such securities may be greater than normally expected and it may take a number of years for the market price of such securities to reflect their intrinsic value.

Securities of financially troubled companies require active monitoring and may, at times, require participation in bankruptcy or reorganization proceedings by the Adviser. To the extent that the Adviser becomes involved in such proceedings, the Adviser may have a more active participation in the affairs of the issuer than that assumed generally by a shareholder, and such participation may generate higher legal fees and other transaction costs relating to the investment than would normally be the case.

In bankruptcy and other forms of corporate reorganization, there exists the risk that the reorganization will: (1) be unsuccessful (due to, for example, failure to obtain the necessary approvals); (2) be delayed (for example, until various liabilities, actual or contingent, have been satisfied); or (3) result in a distribution of cash or a new security the value of which will be less than the purchase price of the security in respect to which such distribution was made.

Temporary Investments

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Internet Fund and the Internet Emerging Growth Fund or the corresponding Portfolios may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Medical Fund or the corresponding Portfolio may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

To respond to adverse market, economic, political or other conditions, the Market Opportunities Portfolio may invest up to 100% of its assets in high quality, U.S. short-term debt securities and money market instruments. The Market Opportunities Portfolio may invest up to 35% of its assets in these securities to maintain liquidity.

In order to have funds available for redemption and investment opportunities, each Portfolio, except the Kinetics Government Money Market Portfolio, may also hold a portion of their assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolios will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers’ acceptances purchased by the Portfolios will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. Each Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Funds and the Portfolios must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolios may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolios do not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held. Portfolio turnover rates may vary depending on the volume of buying and selling activities. Rates over 100% are considered high. The Market Opportunities Portfolio expects to have a turnover rate of approximately 20% during the first year of operation. The table below shows the portfolio turnover rates for the past two fiscal years. Portfolio turnover is reported at the Portfolio level.

Portfolio turnover rate for:	Fiscal Year Ended December 31, 2005*	Fiscal Year Ended December 31, 2004
The Internet Portfolio	12%	42%
The Internet Emerging Growth Portfolio	2%	18%
The Paradigm Portfolio	5%	52%
The Medical Portfolio	2%	13%
The Small Cap Opportunities Portfolio	4%	96%
The Kinetics Government Money Market Portfolio	N/A	N/A
*The significant change in the portfolio turnover rates for fiscal year ended December 31, 2005 from the previous year is due to market conditions, shareholders’ increased purchases of Fund shares and a long-term investment strategy.

Management of the Funds and the Portfolios

Board of Directors/Board of Trustees

The management and affairs of the Funds and the Portfolios are supervised by the Board of Directors of the Company and the Board of Trustees of the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not “interested persons” of the Company or the Trust as that term is defined in the 1940 Act. The Directors are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolios’ shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Funds and the Portfolios and appoints the officers who conduct the daily business of the Funds and the Portfolios. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years. Each Director/Trustee may be contacted by writing to the Director/Trustee c/o Kinetics Mutual Funds, Inc., 16 New Broadway, Sleepy Hollow, New York, 10591.

Independent Directors/Trustees

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Steven T. Russell (42) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 6 years	Attorney and Counselor at Law, Partner Law firm of Russell and Fig (since September 2002); Steven Russell Law Firm (1994 to 2002); Professor of Business Law, Suffolk County Community College (1997 to Present).	14	N/A
Douglas Cohen C.P.A. (44) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 6 years	Sunrise Credit Services, Inc. (2005 to present); Wagner & Zwerman, LLP Certified Public Accountant (1997 to 2005); Leon D. Alpern & Co. (1985 to 1997).	14	Director, The Kinetics Funds (2003 to Present)
William J. Graham (44) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 6 years	Attorney, William J. Graham, PC (2001 to present); Braken & Margolin, LLP (1997 to 2001)	14	N/A

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Joseph E. Breslin (52) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 6 years	Chief Compliance Officer, Aladdin Capital Management (2005 to Present); Independent Consultant, Whitehall Asset Management (May 2003 to 2004); Consultant, Independence Community Bank (2003-2005); Senior Managing Director, Marketing & Sales, Whitehall Asset Management, a financial services company (1999 to May 2003).	14	Director of Andrx Corporation; Director, AIPAlternative Investment Fund
John J. Sullivan (74) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Independent Director/ Independent Trustee	Indefinite/ 6 years	Retired; Senior Advisor, Long Term Credit Bank of Japan, Ltd.; Executive Vice President, Long Term Credit Bank Trust Company (1987-1999).	14	Director, The Kinetics Funds (2003 to Present)

Interested Directors/Trustees & Officers

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Murray Stahl* (52) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, Secretary	Indefinite/ 6 years	Chairman, The FRMO Corp. (2001 to present) (provides consulting services to private investment funds and research services with respect to marketable securities.); Chairman Horizon Asset Management, Inc. (investment adviser) (1994 to present); Director of Research, Kinetics Asset Management and Kinetics Mutual Funds, Inc.	14	Chairman of Horizon Asset Management, Inc.; Chairman of FRMO Corporation
Peter B. Doyle* (43) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, New York, 10591	Director/Trustee, President & Chairman of the Board	Indefinite/ 4 years	President, Kinetics Asset Management, Inc. (2002 to present); Director, Kinetics Advisers, LLC (2000 to Present); Director and Officer, Horizon Asset Management, Inc. (1994 to Present); Chief Investment Strategist, Kinetics Asset Management, Inc. and Kinetics Mutual Funds, Inc. (1998 to Present).	14	Director, The Kinetics Funds (2001 to present); Director, FRMO Corporation

Name, Address and Age	Position(s) Held with Company/ Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Fund Complex** Overseen by Director/ Trustee	Other Directorships Held by Director/ Trustee
Leonid Polyakov* (47) c/o Kinetics Asset Management, Inc. 16 New Broadway Sleepy Hollow, NY 10591	Director/Trustee & Treasurer	Indefinite term/ 4 years	CFO, Kinetics Asset Management, Inc. (2000 to Present); President, Kinetics Funds Distributor, Inc. (2002 to Present); Director, Kinetics Advisers, LLC (2000 to Present); CFO, KBD Securities, LLC (2000 to Present); Vice President, JP Morgan (1997 to 2000).	14	Director, The Kinetics Fund (2001 to present)
*Directors/Trustees who are considered "interested persons" as defined in Section 2(a)(19) of the 1940 Act because of their association with the Adviser.
**The term “fund complex” refers to the Company and the Trust, which hold themselves out as related for investment purposes.

Board Committees

The Board has two standing committees as described below:

Audit Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Funds/Portfolios.	The Committee met three times during the year ended December 31, 2005.

Pricing Committee
Members	Description	# of Meetings during Past Fiscal Year
Joseph E. Breslin Douglas Cohen William J. Graham Steven T. Russell John J. Sullivan

Responsible for (1) monitoring the valuation of the Portfolios’
securities and other investments; and (2) as required by the
Portfolios’ valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.

The Committee met two times during the year ended December 31, 2005.

Board Interest in the Fund

As of December 31, 2005, the Directors/Trustees owned the following amounts in the Funds and in all of the Funds/Portfolios overseen by the Directors/Trustees:

Name of Director/Trustee	Dollar Range of Equity Securities in the Funds		Aggregate Dollar Range of Equity Securities in All Funds/Portfolios Overseen by Director/Trustee
INDEPENDENT DIRECTORS/TRUSTEES
Steven T. Russell	Internet Fund	None	None
	Internet Emerging Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
Douglas Cohen, C.P.A.	Internet Fund	None	$10,001-$50,000
	Internet Emerging Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None

William J. Graham	Internet Fund	None	None
	Internet Emerging Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
Joseph E. Breslin	Internet Fund	None	$50,001-$100,000
	Internet Emerging Fund	None
	Paradigm Fund	$50,001-$100,000
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
Kinetics Government Money Market Fund
John J. Sullivan	Internet Fund	None	None
	Internet Emerging Fund	None
	Paradigm Fund	None
	Medical Fund	None
	Small Cap Opportunities Fund	None
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
INTERESTED DIRECTORS/TRUSTEES
Murray Stahl	Internet Fund	None	$50,001-$100,000
	Internet Emerging Fund	None
	Paradigm Fund	$10,001-$50,000
	Medical Fund	None
	Small Cap Opportunities Fund	$10,001-$50,000
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
Leonid Polyakov	Internet Fund	$1-$10,000	Over $100,000
	Internet Emerging Fund	$10,001-$50,000
	Paradigm Fund	over $100,000
	Medical Fund	$10,001-$50,000
	Small Cap Opportunities Fund	$50,001-$100,000
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None
Peter B. Doyle	Internet Fund	$10,001-$50,000	Over $100,000
	Internet Emerging Fund	None
	Paradigm Fund	Over $100,000
	Medical Fund	None
	Small Cap Opportunities Fund	Over $100,000
	Market Opportunities Fund	None
	Kinetics Government Money Market Fund	None

Compensation

For their service as Directors of the Company and Trustees of the Trust, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended (including Pricing or Audit Committee Meetings), as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each Committee Chairman of the Company and the Trust (such as the Audit Committee or Pricing Committee) receives an additional fee of $5,000 per year for his service as chairman. The “interested persons” who serve as Directors of the Company or Trustees of the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Funds or the Portfolios except the Company’s/Trust’s Chief Compliance Officer. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 2005.

Compensation Table

Name and Position	Aggregate Compensation From Funds/Portfolio	Pension or Retirement Benefits Accrued as Part of Fund/Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors/ Trustees**
Interested Directors/Trustees

Murray Stahl* Director/Trustee	None	None	None	None
Peter B. Doyle* Director/Trustee	None	None	None	None
Leonid Polyakov* Director/Trustee	None	None	None	None
Independent Directors/Trustees
Steven T. Russell Independent Director/Trustee	$25,000	None	None	$25,000
Douglas Cohen, CPA Independent Director/Trustee	$30,000	None	None	$30,000
William J. Graham Independent Director/Trustee	$25,000	None	None	$25,000
Joseph E. Breslin Independent Director/Trustee	$30,000	None	None	$30,000
John J. Sullivan Independent Director/Trustee	$25,000	None	None	$25,000
* “Interested person” as defined under the 1940 Act.
** Includes compensation paid by Kinetics Portfolios Trust.

Control Persons and Principal Holders of Securities

The following table provides the name and address of any person who owned of record or beneficially 5% or more of the outstanding shares of a Fund as of March 31, 2006 (a “principal shareholder”). A control person is one who owns beneficially either directly or through controlled companies more than 25% of the voting securities of a company or who acknowledges or asserts the existence of control.

The Internet Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	1,681,360.740	30.11%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	751,788.322	13.46%	Record
National Investor Services 55 Water Street, 32nd Floor New York, NY 10041-3299	278,249.532	4.98%	Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	631.646	7.19%	Beneficial
Janney Montgomery Scott LLC Bonnie Buhler Smith 1801 Market Street Philadelphia, PA 19103-1628	621.954	7.10%	Beneficial
Adrien Lauguer-Werth C/O Mr. Richard Van Ham 74 Avenue Marceau Paris, France 75008	1044.268	11.89%	Beneficial
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	1800.495	20.50%	Beneficial
UBS Financial Services Inc. FBO UBS-FINSVC CDN FBO Wayne Waitman P.O. Box 321 1000 Harbor Blvd Weehawken, NJ 07066-6761	464.544	5.29%	Beneficial

The Internet Emerging Growth Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104	156,845.339	20.90%	Record
National Financial Services Corp. 200 Liberty Street New York, NY 10281	109,648.533	14.61%	Record
US Bank NA Customer Ernest E Erdman IRA 730 Northborough Ln Lincoln, NE 68505-2554	35,965.767	4.79%	Beneficial

The Paradigm Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104	10,558,996.206	34.61%	Record
National Investor Services 55 Water Street, 32nd Floor New York, NY 10041-3299	2,531,548.905	8.30%	Record

(Institutional Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co Inc. 101 Montgomery Street San Francisco, CA 94104	399,218.568	56.53%	Record
Allan Luks Big Brothers Big Sisters of New York City, Preference Account Paradigm 223 E 30th Street New York NY 10016-8203	58,252.427	8.25%	Beneficial
Pearl Total Return Fund P.O. Box 209 Muscatine, IA 52761-0069	238,909.905	33.83%	Record

The Medical Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
National Financial Services Corp. 200 Liberty Street New York, NY 10281	164,233.039	22.00%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	130,886.521	17.50%	Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
UBS Financial Services Inc. FBO Paul E. Jerrerson 51 Goldern Ave Deer Park NY 11729-7328	3,004.808	8.57%	Beneficial
First Clearing Corporation Samuel W. Pure 23 Bretton Ridge Road Mount Kisco, NY 10549-4701	2,532.863	7.22%	Beneficial

The Small Cap Opportunities Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	1,374,395.048	28.70%	Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
UBS Financial Services Inc. FBO William H. Mez Rev Trust DTD 9/14/89 3251 Floyd Blvd Sioux City, IA 51108-1422	16,451.869	5.13%	Beneficial

(Institutional Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Prudential Investment Management Service FBO Mutual Fund Clients Attn: Pruchoice Unit Mail Stop 194-201 194 Wood Ave S Iselin, NJ 08830-2710	2,766,111.760	85.98%	Record
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	438,806.203	13.64%	Record

The Market Opportunities Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway, Sleepy Hollow, NY 10591	50,000.000	22.00%	Record
National Financial Services Corp. 200 Liberty Street New York, NY 10281	158,948.688	69.93%	Record

(Advisor Class A Shares)

Name and Address	Shares	% Ownership	Type of Ownership
First Clearing Corporation Karen Doyle Lawrence P. Doyle JT Ten Freemont, NY 10591	19,940.179	12.40%	Beneficial
Janney Montgomery Scott LLC Samuel Ardito And Normal Ardito Ten-Com 1801 Market Street Philadelphia, PA 19103-1628	14,164.306	8.81%	Beneficial
Janney Montgomery Scott LLC Martin H. Kern 1801 Market Street Philadelphia, PA 19103-1628	9,484.296	5.90%	Beneficial

The Kinetics Government Money Market Fund
(No Load Shares)

Name and Address	Shares	% Ownership	Type of Ownership
Kinetics Asset Management, Inc. Attn. Leonid Polyakov 16 New Broadway, Sleepy Hollow, NY 10591	369,510.350	38.11%	Record
USBank NA Cust Floyd L Mahaffey IRA Rollover 241 Johnson Ave Inman, SC 29349-8081	51,200.980	5.28%	Beneficial
Management Ownership

As of March 31, 2006, the officers and/or Directors of the Funds as a group owned less than 1% of the outstanding shares of the Funds.

Proxy Voting Policies

The Portfolios have delegated their authority to vote proxies to the Adviser, subject to the supervision of the Board of Trustees. The Portfolios believe that the Adviser is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. The Adviser’s proxy voting policies are summarized below.

Policies of the Adviser

It is the Adviser’s policy to vote all proxies received by the Portfolios in a timely manner. Upon receiving each proxy, the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. One of the key factors the Adviser considers when determining the desirability of investing in a particular company is the quality and depth of its management. Therefore, the Adviser follows the recommendations of management and generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

The Adviser has designated a Proxy Administrator who will be responsible for ensuring that all proxy matters are communicated to the portfolio managers and Chief Investment Strategist for consideration. The Proxy Administrator will then vote the proxies consistent with the instructions by a portfolio manager or Chief Investment Strategist, and the guidelines adopted by the Adviser. In addition, the Proxy Administrator shall be responsible for establishing positions with respect to corporate governance and other proxy issues. The Proxy Administrator also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues and corporate responsibility.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Portfolios’ shareholders. In situations where the Adviser perceives a material conflict of interest, the Adviser may disclose the conflict to the relevant clients; defer to the voting recommendation of the clients or of an independent third party provider of proxy services; send the proxy directly to the clients for a voting decision; or take such other action in good faith, in consultation with counsel, to determine the appropriate method to resolve the conflict in the interest of clients, based upon the particular facts and circumstances. With respect to investment company clients, conflicts may arise as to votes involving the investment adviser, the underwriter, their affiliates or affiliates of the investment company. In such cases, the Adviser will follow the voting guidelines described herein, including the process for handling conflicts. Under normal circumstances, if a conflict is determined not to be material, the Adviser will vote the proxy in accordance with this policy. The method selected by the Adviser to vote proxies in the presence of a conflict may vary depending upon the facts and circumstances of each situation and the requirement of applicable law. In all such cases, the Adviser will take steps designed to ensure that the decision to vote the proxies was based on the client’s best interest and was not a product of the conflict.

More Information

The Portfolio’s actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free at (800) 930-3828 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Portfolios’ proxy voting policies and procedures are also available by calling toll-free at (800) 930-3828 and will be sent within three business days of receipt of a request.

Investment Adviser

Kinetics is a New York corporation that serves as the investment adviser to the Portfolios.

The Board of the Trustees of the Trust, on behalf of the Portfolios, approved management and advisory contracts (the “Agreements”) with Kinetics. These Agreements continue on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolios. In either event, it must also be approved by a majority of the Trustees of the Portfolios who are neither parties to the Agreement nor “interested persons” of the Trust as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser’s investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreements may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolios. Ultimate decisions as to a Portfolio’s investment policies are made by the Portfolio’s officer and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolios by continuously reviewing the securities portfolios and recommending to the Portfolios to what extent securities should be purchased or sold. Pursuant to the Agreement, the Adviser:

(1)	renders research, statistical and advisory services to the Portfolios;
(2)	makes specific recommendations based on the Portfolios’ investment requirements; and
(3)	pays the salaries of those of the Portfolios’ employees who may be officers or directors or employees of the Adviser.

At a meeting of the Board of Trustees held on December 9, 2005, the Board, including all of the Trustees who are not interested persons under the Investment Company Act of 1940 (the “Independent Trustees”), approved the Agreement with respect to the Market Opportunities Portfolio. In reaching a decision to approve the Agreement, the Board, including all of the Independent Trustees, considered, among other things: (1) the nature, extent and quality of the services to be provided by the Adviser; (2) the contractual and actual compensation to be paid under the Agreement; (3) the estimated expense rations of the Portfolio, with expense waivers, as compared to the expense ratios of other sector funds; (4) the qualifications of the Adviser’s personnel, portfolio management capabilities and investment methodologies; (5) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (6) the financial condition of the Adviser; (7) the cost of services to be provided by the Adviser and the Adviser’s estimated profitability from the Portfolio; (8) “fall-out” benefits to the Adviser and its affiliates from the relationship with the Portfolio; (9) the extent to which economies of scale may be relevant in the future given the Portfolio’s asset growth potential; and (10) that the Portfolio is designed for long-term investors.

After discussion, the Board of Trustees, including all of the Independent Trustees, concluded that (1) the Adviser had the capabilities, resources and personnel necessary to manage the Portfolio; (2) based on the services that the Adviser would provide to the Portfolio under the Agreement and the expenses to be incurred by the Adviser in the performance of such services, the compensation to be paid to the Adviser was fair and equitable with respect to the Portfolio; (3) the difference in management fees between the Portfolio and other so-called “sector” funds appeared reasonable in light of the differing portfolio management needs of the Portfolio and such other funds; (4) the Adviser’s direct and indirect expenses and resulting estimated profitability were reasonable; and (5) economies of scale were not relevant to the Portfolio at this time since it had not yet commenced operations.

A discussion regarding the basis for the Board of Directors/Trustees’ approval of the investment advisory agreement for the other Portfolios is available in the Funds’ semi-annual report to shareholders dated June 30, 2005.

Advisory Fees

For the above services, the Portfolios have each agreed to pay to Kinetics an annual fee of 1.25% (or 0.50% in the case of the Kinetics Government Money Market Portfolio) of each Portfolio’s average daily net assets. All fees are computed on the average daily closing net asset value (“NAV”) of the Portfolios and are payable monthly. During the fiscal years ended December 31, 2005, 2004, and 2003, the Adviser was paid the following amounts after waivers and reimbursements:

Advisory Fees[1]	2005	2004	2003
The Internet Fund	$2,089,645	$2,583,594	$3,143,264
The Internet Emerging Growth Fund	$28,915	$54,196	$50,010
The Paradigm Fund	$2,951,403	$995,982	$353,672
The Medical Fund	$201,523	$282,481	$324,205
The Small Cap Opportunities Fund	$772,210	$287,854	$222,828
The Market Opportunities Fund[2]	N/A	N/A	N/A
The Kinetics Government Money Market Fund	$5,746	$10,117	$246,264
1Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.
2The Market Opportunities Fund commenced operations on January 31, 2006.

During the fiscal years ended December 31, 2005, 2004 and 2003, Kinetics waived advisory fees and reimbursed other expenses in the following amounts:

Waiver and Reimbursement	2005	2004	2003
The Internet Fund	$-	$-	$-
The Internet Emerging Growth Fund	$21,647	$32,794	$36,201
The Paradigm Fund	$694,269	$290,017	$143,087
The Medical Fund	$6,175	$33,541	$-
The Small Cap Opportunities Fund	$188,379	$67,248	$-
The Market Opportunities Fund[1]	N/A	N/A	N/A
The Kinetics Government Money Market Fund	$45,848	$22,973	$188,162
1The Market Opportunities Fund commenced operations on January 31, 2006.

Kinetics has also entered into a Research Agreement with Horizon Asset Management, Inc. (“Horizon”) and is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Funds or by the Portfolios or by the Funds and the Portfolios jointly, as more fully described below. The Funds and/or Portfolios pay all other expenses, including:

•	fees and expenses of directors not affiliated with the Adviser;
•	legal and accounting fees;
•	interest, taxes, and brokerage commissions; and
•	record keeping and the expense of operating its offices.

Portfolio Managers

Mr. Peter Doyle
Mr. Peter Doyle serves as the primary Portfolio Manager of the Internet Fund, the Co-Portfolio Manager of the Paradigm Portfolio and the Small Cap Opportunities Portfolio. The following provides information regarding other accounts managed by Mr. Doyle as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$804 Million	0	$0
Other Pooled Investment Vehicles	3	$1.8 Billion	3	$1.8 Billion
Other Accounts	382	$1.512 Billion	0	$0

Mr. Steven Tuen
Mr. Steven Tuen is the lead Portfolio Manager for the Emerging Growth Portfolio, and a member of the investment team for all other Portfolios. The following provides information regarding other accounts managed by Mr. Tuen as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	4	$808 Million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Murray Stahl
Mr. Murray Stahl serves as the Co-Portfolio Manager for the Paradigm Portfolio, the Small Cap Opportunities Portfolio and the Market Opportunities Portfolio. The following provides information regarding other accounts managed by Mr. Stahl as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$656 Million	0	$0
Other Pooled Investment Vehicles	4	$246 Billion	4	$1.8 Billion
Other Accounts	4,671	$5 billion	0	$0

Ms. Tina Larsson
Ms. Tina Larsson is a member of the investment team for each Portfolio. The following provides information regarding other accounts managed by Ms. Larsson as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	2	$656 Million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	3,600	$3.4 Billion	0	$0

Mr. B. Paul Abel
Mr. B. Paul Abel is the lead Portfolio Manager for the Medical Portfolio. The following provides information regarding other accounts managed by Mr. Abel as of December 31, 2005:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$804 Million	0	$0
Other Pooled Investment Vehicles	2	$1.8 Billion	2	$1.8 Billion
Other Accounts	382	$1,512 Billion	0	$0

As of the date of this SAI, the Portfolio Managers beneficially owned shares of the Funds as follows:

Dollar Range of Equity Securities in the Funds Beneficially Owned
A. None
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,000
E. $100,001-$500,000
F. $500,001-$1,000,000
G. Over $1,000,000

Name of Fund	Name of Portfolio Manager
	Peter Doyle	Steven Tuen	Murray Stahl	B. Paul Abel	Tina Larsson
Internet Fund	B	B	A	A	A
Internet Emerging Fund	A	B	A	A	A
Paradigm Fund	F	C	C	A	C
Medical Fund	A	A		A	A
Small Cap Opportunities Fund	E	A	C	A	C
Market Opportunities Fund	A	A	A	A	A

Compensation

As of December 31, 2005, Portfolio Managers are compensated with a base salary and bonus. The base salary is a fixed amount. Bonuses are subjective and are not tied to performance of the Funds, but instead are based on amount and quality of work. The Portfolio Managers also have access to a 401(k) retirement plan (which the Adviser does not contribute to). Additionally, certain Portfolio Managers are also equity owners of the Adviser, however, none are entitled to any deferred benefits.

Material Conflicts of Interest.

The Adviser’s portfolio managers are responsible for managing one or more of the Portfolios, as well as other accounts, including separate accounts and other pooled investment vehicles. A portfolio manager may manage a separate account or other pooled investment vehicle that may have a materially higher or lower fee arrangement than the Portfolio or that may have a performance fee arrangement. The side-by-side management of these accounts may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades. In addition, while portfolio managers generally only manage accounts with similar investment strategies, it is possible that due to varying investment restrictions among accounts that certain investments could be made for some accounts and not others or conflicting investment positions could be taken among accounts and for other reasons. The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

Shareholder Servicing

The Adviser has entered into shareholder servicing agreements with the Funds’ under which the Adviser may perform, or arrange for others to perform, certain shareholder servicing functions. The Adviser has entered into written agreements with shareholder servicing agents that perform shareholder services on behalf of their clients who own shares of the Funds. For these shareholder servicing functions, the Adviser and/or shareholder servicing agents are entitled to receive an annual shareholder servicing fee in the amount of 0.25% of the average daily net assets for each of the No-Load Class and Advisor Classes of the Fund and 0.20% of the average daily net assets of the Institutional Class of the Fund. The Adviser has contractually agreed to waive and/or reimburse a portion of the shareholder servicing fee with respect to the Institutional Class in excess of 0.05% of the average daily net assets of the Institutional Class until at least May 1, 2007. The Adviser and/or its affiliates may pay additional compensation from time to time, out of their assets and not as an additional charge to the Funds, to selected shareholder servicing agents and other persons in connection with providing services to shareholders of the Funds. During the fiscal year ended December 31, 2005, 2004, and 2003, the Funds paid shareholder servicing fees as follows:

Shareholder Servicing Fees	2005	2004	2003
The Internet Fund	$416,939	$515,598	$629,244
The Internet Emerging Growth Fund	$10,111	$10,872	$10,076
The Paradigm Fund	$725,544	$200,006	$71,430
The Medical Fund	$41,436	$56,339	$64,830
The Small Cap Opportunities Fund	$141,869	$57,918	$45,329
The Market Opportunities Fund[1]	N/A	N/A	N/A
The Kinetics Government Money Market Fund	$2,853	$5,110	$123,244
1The Market Opportunities Fund commenced operations on January 31, 2006.

Administrative Services

U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202,serves as Administrator of the Funds and the Portfolios. The Administrator is entitled to receive annual fees, which are payable monthly, based on each Fund’s and each Portfolio’s average net assets. During the fiscal years ended December 31, 2005, 2004, and 2003 the Funds and the Portfolios paid the Adviser and/or U.S. Bancorp the following aggregate amounts for administrative services:

Administrative Services Fees[1]	2005	2004	2003
The Internet Fund/Portfolio	$251,595	$403,583	$457,333
The Internet Emerging Growth Fund/Portfolio	$5,961	$8,429	$7,733
The Paradigm Fund/Portfolio	$433,235	$139,387	$61,757
The Medical Fund/Portfolio	$24,477	$45,175	$48,145
The Small Cap Opportunities Fund/Portfolio	$115,461	$40,845	$34,593
The Market Opportunities Fund/Portfolio[2]	N/A	N/A	N/A
The Kinetics Government Money Market Fund/Portfolio	$1,710	$1,377	$90,505
1Fees reflect Feeder Fund level expenses as well as Master Portfolio level expenses allocated to the Feeder Funds.
2The Market Opportunities Fund commenced operations on January 31, 2006.

U.S. Bancorp also serves as the Funds’ accountant and transfer agent. As such, U.S. Bancorp provides certain shareholder services and record management services and acts as the Portfolios’ dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

•	establish and maintain shareholders’ accounts and records,
•	process purchase and redemption transactions,
•	process automatic investments of client account cash balances,
•	answer routine client inquiries regarding the Portfolios,
•	assist clients in changing dividend options,
•	account designations, and addresses, and
•	providing such other services as the Portfolios may reasonably request.

Distributor

KFDI, 16 New Broadway, Sleepy Hollow, New York 10597, is the distributor of the Funds’ shares. KFDI is a registered broker-dealer and member of the National Association of Securities Dealers, Inc., and an affiliate of the Adviser.

The Distributor was paid the following commissions on sales of Advisor Class A shares during the last three fiscal years.

Fund	2005	2004	2003
The Internet Fund	$6,841	$4,343	$317,460
The Paradigm Fund	$1,335,084	$533,210	$290,728
The Medical Fund	$4,411	$7,862	$17,006
The Small Cap Fund	$94,923	$58,983	$53,180

The Distributor retained approximately the following commissions on sales of Advisor Class A shares during the last three fiscal years:

Fund	2005	2004	2003
The Internet Fund	$669	$376	$46,577
The Paradigm Fund	$129,461	$52,049	$27,454
The Medical Fund	$562	$709	$1,792
The Small Cap Fund	$9,915	$5,861	$5,419

The following table shows all sales charges, commissions and other compensation received by KFDI directly or indirectly from the Funds during the fiscal year ended December 31, 2005.

Fund	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption and Repurchase	Brokerage Commissions in Connection with Fund Transactions	Other Compensation(2)
The Internet Fund	$669	$0	$0	$49
The Paradigm Fund	$129,461	$0	$0	$1,718
The Medical Fund	$562	$0	$0	$62
The Small Cap Fund	$9,915	$0	$0	$19
(1)	Represents amounts received from front-end sales charges on Advisor Class A shares.
(2)	Represents payments made under Distribution Plans (see “Distribution Plans” below.)

Distribution Plans

The Company, on behalf of the Funds, has adopted three Distribution Plans pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “Plans”) for each of the Advisor Class A, Advisor Class B, and Advisor C shares. Under the Advisor Class A Plan, Advisor Class A shares may pay up to an annual rate of 0.50% (currently limited to 0.25%) of the average daily NAV of such shares to the Distributor or other qualified recipient under the Plan. Under the Advisor Class B and Advisor Class C Plans, Advisor Class B shares and Advisor Class C shares may pay an annual rate of 0.75% of the average daily NAV of Advisor Class B shares and Advisor Class C shares to the Distributor. The Plans were adopted to facilitate the sale of a sufficient number of shares to allow the Funds to achieve economic viability.

The Plan for the Advisor Class A shares is a “reimbursement” Plan that provides the Company the ability to use assets of the Funds to reimburse KFDI and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) for any expenses incurred in connection with any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan up to 0.50% of average daily net assets.

The Plans for Advisor Class B and Advisor Class C shares is a “compensation” type Plan that provides the Company with the ability to use assets of the Funds to pay KFDI and other qualified recipients (e.g., securities dealers, financial institutions and other industry professionals) fees in the amount of 0.75% of average daily net assets to finance any activity that is principally intended to result in the sale of the Funds’ shares subject to the Plan.

Activities covered by the Plans include:

•	the advertising and marketing of shares of the Funds covered by the Plans;
•	preparing, printing, and distributing Prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the Plans.

The Plans must be renewed annually by the Board of Directors, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plans (“Independent Directors”), cast in person at a meeting called for that purpose. As long as the Plans are in effect, the Independent Directors must select and nominate other Independent Directors.

The Plans and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval by a majority of the Funds' outstanding shares covered by the Plans. All material amendments to the Plans or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

KFDI is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payments made under the Plans. KFDI is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plans should be continued.

Pursuant to the Plans, during the fiscal year ending December 31, 2005, the Advisor Class A and Advisor Class C shares accrued the following fees ( Advisor Class B shares had not commenced operations as of the date of this SAI):

Advisor Class A shares

12b-1 Fees		2005
The Internet Fund		$745
The Internet Emerging Growth Fund		N/A
The Paradigm Fund		$99,367
The Medical Fund		$1,449
The Small Cap Opportunities Fund		$8,583
The Market Opportunities Fund[1]	$	N/A
1The Advisor Class A shares of the Market Opportunities Fund commenced operations on January 31, 2006.

Class C

12b-1 Fees	2005
The Paradigm Fund	$161,371

These amounts were accrued as compensation for distribution services. No payments pursuant to the Plans were made by the Funds for advertising, printing or mailing Prospectuses, or interest or other carrying or finance charges.

Custodian

U.S. Bank, N.A. (“U.S. Bank”), with principal offices at 425 Walnut Street, Cincinnati, OH 45201, is custodian for the securities and cash of the Portfolios. Under a Custody Agreement, U.S. Bank holds the Portfolios’ assets in safekeeping and keeps all necessary records and documents relating to its duties. U.S. Bank receives an annual fee equal to 0.010% of the Portfolios’ average daily net assets with a minimum annual fee of $3,000.

U.S. Bank also serves as custodian of the shares of beneficial interest of the Portfolios held by the Funds pursuant to a Custody Agreement under which U.S. Bank is responsible for the safekeeping of such shares of beneficial interest and all necessary records and documents relating to such shares.

Codes of Ethics

The Company, Kinetics and KFDI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel subject to the particular Code of Ethics to invest in securities, including securities that may be purchased or held by the Portfolios, for their own accounts.

Valuation of Shares

Shares of the Funds are sold on a continual basis at the NAV per share next computed, plus any applicable sales charge, following acceptance of an order by the Funds. The Funds’ NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. Eastern Time, 12:00 p.m. for the Kinetics Government Money Market Fund) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all Portfolios except the Kinetics Government Money Market Portfolio, the Portfolios’ investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolios may use independent pricing services to assist in calculating the NAV of the Portfolio’s shares.

The Portfolios’ investment securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Trading in foreign securities may be completed at times when the NYSE is closed. In computing the NAV of each Fund and each corresponding Portfolio, the value of a foreign security is determined as of the close of trading on the foreign exchange on which it is principally traded or as of the scheduled close of trading on the NYSE, whichever is earlier, at the closing sales prices provided by approved pricing services or other alternate sources. In the absence of sales, the last available mean price between the closing bid and asked prices will be used. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Values of foreign securities are translated from the local currency into U.S. dollars on the basis of the foreign currency exchange rates, as provided by an independent pricing service or reporting agency, generally prior to the close of the NYSE. Occasionally, events affecting the value of foreign securities and such exchange rates occur between the time at which they are determined and the close of the NYSE, which events would not be reflected in the computation of a Portfolio’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time period, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees.

The NAV per share of each Class of shares of a Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets attributable to that Class (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses attributable to that Class) by the total number of shares of that Class outstanding at such time, as shown below:

(Value of Assets of the Class) - (Liabilities of the Class)	=	NAV per share
Shares Outstanding of the Class

Because the Market Opportunities Fund recently commenced operations, there is no NAV of shares as of the fiscal year ended December 31, 2005. An example of how the rest of the Funds calculated the NAV per share as of December 31, 2005 is as follows:

The Internet Fund (No Load Class)

$148,260,435	=	$24.66
6,011,696

The Internet Fund (Advisor Class A)

$300,162	=	$24.40
12,301

The Internet Emerging Growth Fund (No Load Class)

$3,895,632	=	$4.43
880,080

The Paradigm Fund (No Load Class)

$418,913,556	=	$20.33
20,600,641

The Paradigm Fund (Advisor Class A)

$60,420,852	=	$20.08
3,009,704

The Paradigm Fund (Advisor Class C)

$38,739,845	=	$19.76
1,960,156

The Paradigm Fund (Institutional Class)

$10,895,137	=	$20.31
536,477

The Medical Fund (No Load Class)

$13,942,611	=	$16.64
837,717

The Medical Fund (Advisor Class A)

$558,873	=	$16.34
34,205

The Small Cap Opportunities Fund (No Load Class)

$55,979,002	=	$21.02
2,663,043

The Small Cap Opportunities Fund (Advisor Class A)

$5,204,742	=	$20.89
249,096

The Small Cap Opportunities Fund (Institutional Class)

$67,586,238	=	$21.00
3,218,641

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolios.

The Kinetics Government Money Market Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 NAV per share will be maintained.

Portfolio Holdings Information

The Company, on behalf of the Fund, and the Trust, on behalf of the Fund, maintain policies and procedures relating to selective disclosure of portfolio holdings (“Portfolio Holdings Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund and the Portfolio. These Portfolio Holdings Policies have been approved by the Board of Directors of the Company on behalf of the Fund and the Board of Trustees of the Trust on behalf of the Portfolio. Disclosure of the Fund’s/Portfolio’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s web-site at www.sec.gov. Under the Portfolio Holdings Policies, neither the Company/Trust nor any representative of the Company/Trust may solicit or accept any compensation or other consideration in connection with Portfolio Holdings.

The Adviser only discloses information concerning securities held by the Fund and the Portfolio under the following circumstances:

•
twenty calendar days after the end of each calendar month, the Adviser posts (a) the top fifteen (15) securities held by each Fund/Portfolio and their respective percentage of the Portfolio on the Company’s website and (b) the top five (5) performing and the bottom five (5) performing securities held by each of the Trust’s portfolios; and

•
as required by the federal securities laws, the Fund/Portfolio will disclose portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

Portfolio holdings information that is not filed with the SEC or posted on the Company’s website may be provided to third parties only if the third party recipients are required to keep all portfolio holdings information confidential and are prohibited from trading on the information they receive. Disclosure to such third parties must be approved in advance by the Company’/Trust’s or Adviser’s President. The Administrator is responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other similar services for the Fund/Portfolio, as well as rating and ranking organizations, which will generally be permitted; however, information may be disclosed to other third parties (including, without limitation, individuals, institutional investors, and intermediaries that sell shares of the Fund/Portfolio,) only upon approval by the Company’s/Trust’s or Adviser’s President, who must first determine that the Fund/Portfolio has a legitimate business purpose for doing so. In general, each recipient of non-public portfolio holdings information must sign a confidentiality and non-trading agreement, although this requirement will not apply when the recipient is otherwise subject to a duty of confidentiality. In accordance with the policy, the identity of those recipients who receive non-public portfolio holdings information on an ongoing basis is as follows: the Company’s/Trust’s Adviser, the Company’s/Trust’s transfer agent and Administrator - U.S. Bancorp Fund Services, LLC, the Company’s/Trust’s independent registered public accounting firm, the Company’s/Trust’s custodian, the Company’s/Trust’s legal counsel and the Company’s/Trust’s proxy voting service. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g. attorney-client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions). Portfolio holdings may also be provided earlier to shareholders and their agents who receive redemptions in kind that reflect a pro rata allocation of all securities held in the portfolio. Third party providers of custodial or accounting services to the Fund may release non-public portfolio holdings information of the Fund/Portfolio only with the permission of the Administrator. From time to time portfolio holdings information may be provided to broker-dealers solely in connection with the Fund/Portfolio seeking portfolio securities trading suggestions. In providing this information reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Company’s/Trust’s Portfolio Holdings Policies set forth the third parties who receive portfolio holdings information pursuant to ongoing arrangements. Furthermore, the Policies can only be revised by Board approval. The Board will be notified by the Adviser and the Administrator if disclosures are made concerning the Company’s/Trust’s portfolio holdings in contravention of the Company’s/Trust’s Portfolio Holdings Policies.

In determining the existence of a legitimate business purpose, and in order to ensure that the disclosure of the Company’s/Trust’s portfolio holdings is in the best interests of the Company’s/Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Company/Trust or its service providers when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Company’s/Trust’s shareholders and the service providers.

Purchasing Shares

Shares of the Funds are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Funds. Shares of the Funds are sold at their NAV plus any applicable sales charge. Except for the Funds themselves (through KFDI), only investment dealers that have an effective selling agreement with the Funds are authorized to sell shares of the Funds.

Anti-Money Laundering Program

The Funds have established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all New Account Application Forms. The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Offering Price of Advisor Class A Shares

Advisor Class A Shares of the Funds are sold with a maximum front-end sales charge of 5.75%. Using the initial NAV per share, the maximum offering price of each Fund’s Advisor Class A Shares would be as follows:

Fund	Net Asset Value	Maximum Sales Charge	Offering Price to Public
The Internet Fund	$23.50	5.75%	$24.93
The Paradigm Fund	$10.42	5.75%	$11.06
The Medical Fund	$18.24	5.75%	$19.35
The Market Opportunities Fund	$10.00	5.75%	$10.61
The Small Cap Fund	$14.50	5.75%	$15.38

The Advisor Class A shares of the Emerging Growth Fund have not yet commenced operations.

The actual sales charge that is paid by an investor on the purchase of Advisor Class A Shares may differ slightly from the sales charge listed above or in the applicable Prospectus due to rounding in the calculations. Contact your broker or dealer for further information.

Advisor Class A Shares - Sales Load Waivers

You will not have to pay a sales charge on purchases of Advisor Class A shares if:

•	You are an employee of a broker-dealer or agent that has a selling agreement with the Distributor;
•	You buy Advisor Class A shares under a wrap program or other all-inclusive program offered by your broker-dealer or agent; or

•	The sales charge is voluntarily waived under certain circumstances by your broker-dealer or agent at their discretion.

Please consult your broker-dealer or agent to determine whether you may be eligible for these waivers.

Employees, directors or trustees of the Adviser, KFDI, the Company, the Trust or any of their affiliates, and members of the families (including parents, grandparents, siblings, spouses, children, and in-laws) of such entities, employees, directors or trustees will also not have to pay a sales charge on Advisor Class A shares.

Advisor Class A Shares - Reducing the Sales Charge

Advisor Class A shares of the Funds are sold at their NAV plus a sales charge as described in the Prospectus. Shareholders can reduce the sales charge on purchases of Advisor Class A shares by:

•	purchasing larger quantities of shares or putting a number of purchases together to obtain the discounts
•	signing a 13-month letter of intent
•	using the reinvestment privilege
•	making concurrent purchases

Certain broker-dealers may reduce sales charges under certain circumstances. Consult your broker-dealer.

Large Purchases and Quantity Discounts As indicated in the applicable Prospectus, the more Advisor Class A shares a shareholder purchases, the smaller the sales charge per share. If a shareholder purchases Advisor Class A shares on the same day as his or her spouse or children under 21, all such purchases will be combined in calculating the sales charges.

Also, if shareholders later purchase additional shares of a Fund, the purchases will be added together with the amount already invested in the Fund. For example, if a shareholder already owns shares of the Internet Fund with a value at the current NAV of $40,000 and subsequently purchases $10,000 more at the current NAV, the sales charge on the additional purchase would be 4.75%, not 5.75% as shown in the Prospectus. At the time of purchasing additional purchases, shareholders should inform the Funds in writing that they already own Advisor Class A shares of the Fund.

Signing a Letter of Intent If investors intend to purchase at least $50,000 of Advisor Class A shares over the next 13 months, they should consider signing a letter of intent (“LOI”) to reduce the sales charge. A letter of intent includes a provision providing for the assessment of the sales charge for each purchase based on the amount you intend to purchase within the 13-month period. It also allows the custodian to hold the maximum sales charge (i.e., 5.75%) in shares in escrow until the purchases are completed. The shares held in escrow in the investor’s account will be released when the 13-month period is over. If the investor does not purchase the amount stated in the letter of intent, the Fund will redeem the appropriate number of escrowed shares to cover the difference between the sales charge paid and the sales charge applicable to the individual purchases had the LOI not been in effect. Any remaining escrow shares will be released from escrow.

The letter of intent does not obligate the investor to purchase shares, but simply allows the investor to take advantage of the lower sales charge applicable to the total amount intended to be purchased. Any shares (except money market shares) purchased within 90 days of the date you establish a letter of intent may be used as credit toward fulfillment of the letter of intent, but the reduced sales charge will only apply to new purchases made on or after that date. The investor’s prior trade prices will not be adjusted, however.

Reinvestment Privilege If Advisor Class A shares of any of the Funds have been redeemed, the investor has a one-time right, within 60 days, to reinvest the redemption proceeds at the next-determined NAV without any sales charge. Shareholders should inform the Funds, in writing, that they are reinvesting so that they will not be overcharged.

Concurrent Purchases Another way to reduce the sales charge is to combine purchases made at the same time in a Fund and one or more other Funds that apply sales charges. For example, if an investor invests $30,000 in Advisor Class A shares of one of the Funds, and $70,000 in Advisor Class A shares of another Fund, the sales charge would be lower. Investors should inform the Funds in writing about the concurrent purchases so that they will not be overcharged.

Broker-Dealer Purchases Purchases of Advisor Class A shares may be made with no initial sales charge (i) by an investment adviser, broker or financial planner, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Advisor Class B Shares - Eliminating the Contingent Deferred Sales Charge

Advisor Class B shares of the Funds are sold at their NAV but are subject to a contingent deferred sales charge (“CDSC”) if such shares are sold within six years of purchase as described in the applicable Prospectus. No CDSC will be charged for redemptions made under the following circumstances:

•	redemptions made following death or disability (as defined by the IRS)
•	redemptions made as minimum required distributions under an IRA or other retirement plan to a shareholder who is 70½ years old or older
•	involuntary redemptions made in shareholder accounts that do not have the required minimum balance

Death or Disability To receive the CDSC exemption with respect to death or disability, the Adviser or KFDI must be notified in writing at the time of the redemption that the shareholder, or his or her executor, requests the exemption.

IRA or other Retirement Plan The exemption from the CDSC for IRAs or other retirement plans does not extend to account transfers, rollovers, and other redemptions made for purposes of reinvestment.

Involuntary Redemptions The Funds reserve the right to redeem shares of accounts where the account balance is less than $1,000 with respect to the No Load, Advisor Class A, Advisor Class B and Advisor Class C shares and less than $100,000 with respect to the Institutional Class. Shareholders of Advisor Class B shares will not be charged a CDSC for this type of involuntary redemption. See the applicable Prospectus for more information on accounts with low balances.

Exchange Privilege

Shareholders may exchange shares of a Fund for shares of any other Fund offered by the Company. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long-term capital gains or losses on the exchange. An exchange of Fund shares, other than the Government Money Market Fund, held for less than 30 days may be subject to a 2.00% redemption fee.

Shareholders may exchange shares by telephone or in writing as follows:

•	By Telephone

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

•	In Writing

Generally, you may send your exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

You may only exchange No Load shares for No Load shares, Institutional Class shares for Institutional Class shares, Advisor Class A shares for Advisor Class A shares, Advisor Class B shares for Advisor Class B shares, Advisor Class C shares for Advisor Class C shares and Institutional Shares for Institutional Shares. However, any Share Class of the Company’s Funds may exchange into and out of the No Load Class of the Company’s Government Money Market Fund.

NOTE: The Funds may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Stock Certificates and Confirmations

The Funds do not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Funds to the shareholder’s address of record.

Special Incentive Programs

At various times the Funds may implement programs under which a dealer’s sales force may be eligible to (a) win nominal awards for certain sales efforts or as part of recognition programs conforming to criteria established by the Funds, or (b) participate in sales programs sponsored by the Funds. In addition, the Adviser, in its discretion, may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Funds. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

Investing Through Authorized Brokers or Dealers

The Funds may authorize one or more brokers to accept purchase orders on a shareholder’s behalf. Brokers are authorized to designate intermediaries to accept orders on the Funds’ behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Funds’ NAV next computed after they are accepted by an authorized broker or agent.

For all classes other than the Institutional Class, if any authorized dealer receives an order of at least $1,000, the dealer may contact the Funds directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Funds by 4:00 p.m. Eastern Time on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer’s responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. Eastern Time.

Redemption of Shares

To redeem shares, shareholders may send a written request in “good order” to:

Kinetics Mutual Funds, Inc.
c/o U.S. Bancorp Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 930-3828

A written request in “good order” to redeem shares must include:

•	the shareholder’s name,
•	the name of the Fund;
•	the account number;
•	the share or dollar amount to be redeemed; and
•	signatures by all shareholders on the account.

The proceeds will be wired to the bank account of record or sent to the address of record within seven days. Note that redemptions of Advisor Class B shares may be subject to a CDSC.

If shareholders request redemption proceeds be sent to an address other than that on record with the Funds or proceeds be made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

•	a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;
•	a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;
•	a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or
•	any other ‘‘eligible guarantor institution’’ as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Funds and their transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Funds and their transfer agent reserve the right to amend these standards at any time without notice.

Redemption Fees

The Funds, with the exception of the Kinetics Government Money Market Fund, are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders.

For these reasons, the Funds, with the exception of the Kinetics Government Money Market Fund, assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Funds to help offset transaction costs. The redemption fee will not be assessed on Advisor Class B shares until the earlier of (i) the effective date of any rules promulgated by the Securities and Exchange Commission requiring the imposition of a redemption fee on such shares or (ii) the development and implementation of the systems necessary to support the imposition of a redemption fee on such shares. Each Fund reserves the right to waive the redemption fee, subject to its sole discretion in instances it deems not to be disadvantageous to the Fund.

The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is less than 30 days, the redemption fee will be assessed using the current NAV of those shares. The redemption fee will be applied on redemptions and exchanges of each investment made by a shareholder that does not remain in the Funds for a 30 day period from the date of purchase.

The redemption fee will not apply to any shares purchased through reinvested distributions (dividends and capital gains), or to redemptions made under the Funds’ Systematic Withdrawal Plan, as these transactions are typically de minimis. This fee will also not be assessed to the participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans, and Money Purchase Pension Plans) or to accounts held under trust agreements at a trust institution held at the Funds in an omnibus account. The redemption fee will also not be assessed to accounts of the Adviser or its affiliates used to capitalize the Funds as such accounts will be used specifically to control the volatility of shareholder subscriptions and redemptions to avoid adverse effects to the Funds.

Brokerage

Each Portfolio’s assets are invested by the Adviser in a manner consistent with the Portfolio’s investment objective, strategies, policies and restrictions and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of each Portfolio.

Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions may involve the payment by the Adviser on behalf of the Portfolios of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Adviser usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Adviser on behalf of the Portfolios includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

U.S. Government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

In placing orders for the purchase and sale of portfolio securities for the Portfolios, the Adviser seeks to obtain the best price and execution, taking into account such factors as price, size of order, difficulty and risk of execution and operational facilities of the firm involved. For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere. The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Portfolios do not necessarily pay the lowest commissions available. The Board of Trustees periodically reviews the commission rates and allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser. Such research or services include advice, both orally and in writing, as to the value of securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. To the extent portfolio transactions are effected with broker-dealers who furnish research services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Portfolios from these transactions. The Adviser believes that most research services obtained by it generally benefit several or all of the investment companies and private accounts that it manages, as opposed to solely benefiting one specific managed fund or account.

The Trust, on behalf of a Portfolio, may also enter into arrangements, commonly referred to as “broker/service arrangements” with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Portfolios in exchange for fund brokerage. Under a typical brokerage/service arrangement, a broker agrees to pay a portion the Portfolio’s custodian, administrative or transfer agency fees, etc., and, in exchange, the Portfolio agrees to direct a minimum amount of brokerage to the broker. The Adviser, on behalf of the Trust, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The Portfolios may direct certain portfolio trades to unaffiliated brokers who pay a portion of the commissions for those trades in cash to the applicable Portfolio that generated the commission. Prior to April 1, 2005, the Portfolios also had such an agreement with a broker/dealer affiliated with the Adviser. For the year ended December 31, 2005, the total expenses of the Portfolios were reduced by $6,529, $606, $146,440, $2,958 and $82,370, for the Internet Portfolio, Internet Emerging Growth Portfolio, Paradigm Portfolio, Medical Portfolio and Small Cap Opportunities Portfolio, respectively, by using directed brokerage credits.

From time-to-time, the Adviser may effect transactions in portfolio securities with executing brokers that may also promote or sell shares of the Funds/Portfolios (“selling brokers”) pursuant to policies adopted by the Company’s/Trust’s Board of Directors/Trustees. These policies provide that the Adviser shall not (i) take into consideration the promotion or sale of the Funds’/Portfolios’ shares as a factor in selecting executing brokers for the Funds/Portfolios, (ii) enter into an arrangement or understanding (whether oral or written) pursuant to which the Adviser directs, or is expected to direct, portfolio securities transactions or any other remuneration (as described below) to any broker or dealer in consideration for the promotion or sale of the Funds/Portfolios, and (iii) enter into a “step out” or any other type of arrangement under which a portion of the Funds’/Portfolios’ commission is directed to the selling brokers for the purpose of compensating such brokers for promoting or selling shares of the Funds/Portfolios. This prohibition applies to all transactions whether such transaction involves a commission, mark-up, mark down, other fee or portion of another fee paid or to be paid from a transaction effected through an executing broker.

The same security may be suitable for a Portfolio, another Portfolio of the Trust or other private accounts managed by the Adviser. If and when a Portfolio and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Portfolio and the accounts. The simultaneous purchase or sale of the same securities by the Portfolio and other accounts may have a detrimental effect on the Portfolio, as this may affect the price paid or received by the Portfolio or the size of the position obtainable or able to be sold by the Portfolio.

All brokerage commissions are reflected at the Portfolio level. The following table represents the total brokerage commissions paid by the Portfolios for the years ended December 31, 2005, 2004, and 2003 respectively:

Total Brokerage Commissions Paid	2005	2004	2003
The Internet Portfolio	$73,480	440,708	$426,013
The Internet Emerging Growth Portfolio	$1,639	4,394	$1,011
The Paradigm Portfolio	$608,662	213,096	$169,475
The Medical Portfolio	$8,712	13,661	$25,642
The Small Cap Opportunities Portfolio	$290,668	154,877	$252,244
The Market Opportunities Portfolio[1]	N/A	N/A	N/A
The Kinetics Government Money Market Portfolio	N/A	N/A	N/A
1The Market Opportunities Portfolio commenced operations on January 31, 2006.

The significant changes between the aggregate dollar amounts of brokerage commissions paid in 2005 and 2004 by the Internet Portfolio, the Paradigm Portfolio and the Small Cap Opportunities Portfolio are due to the capital flows to each Portfolio.

During the fiscal years ended December 31, 2005, 2004, and 2003, certain Portfolios effected a portion of their portfolio transactions through KBD Securities, LLC, which is an affiliate of the Adviser and the Distributor. The table below discloses (1) the aggregate amount of commissions paid to KBD Securities, LLC by the Portfolios during the fiscal years ended December 31, 2005, 2004 and 2003, (2) the percentage of each Portfolio’s aggregate brokerage commissions for the fiscal year ended December 31, 2005 that was paid to KBD Securities, LLC, and (3) the percentage of each Portfolio’s aggregate dollar amount of transactions that involved payment of commissions that was effected through KBD Securities, LLC during the fiscal year ended December 31, 2005.

Total Affiliated Brokerage Commissions Paid[1]
Portfolio	2005 Aggregate Amount	2005 % of Aggregate Commissions	2005 % of Aggregate Commissions Transactions	2004 Aggregate Amount	2003 Aggregate Amount
The Internet Portfolio	$19,320	26%	35%	$324,320	$224,320
The Internet Emerging Growth Portfolio	$855	52%	63%	$3,850	$234
The Paradigm Portfolio	$210,699	35%	37%	$52,578	$54,146
The Medical Portfolio	$2,492	27%	40%	$7,372	$3,676
The Small Cap Opportunities Portfolio	$105,783	45%	40%	$43,042	$130,092
The Market Opportunities Portfolio[2]	N/A	N/A	N/A	N/A	N/A
The Kinetics Government Money Market Portfolio	N/A	N/A	N/A	N/A	N/A
1 The commissions listed do not reflect brokerage credits issued to the Funds by KBD Securities, LLC.
2The Market Opportunities Portfolio commenced operations on January 31, 2006.

Taxes

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectuses are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Statement of Additional Information are based on the Internal Revenue Code (the “Code”) and the laws and regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Fund Taxation
Each Fund has elected to be treated and intends to qualify for each taxable year as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year (the “Distribution Requirement”) and satisfies certain other requirements of the Code that are described herein. Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

In addition to the Distribution Requirement, the Code requires that (1) a Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies (the “Income Requirement”); and (2) a Fund diversify its holdings so that in general, at the close of each quarter of its taxable year, (a) at least 50% of the fair market value of the Fund’s total (gross) assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total (gross) assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), two or more issuers controlled by the Fund and engaged in the same, similar or related trades or businesses, or certain publicly traded partnerships (the “Diversification Requirement”).

Each of the Funds invests all of its assets in and derives all of its income from a corresponding master portfolio, each of which is treated as a partnership for federal tax purposes, and each Fund will be treated as recognizing an allocable share of the income, gain, loss, deduction and credit of the master portfolio in which it invests. For purposes of the Income and Diversification Requirements, a Fund will be treated as receiving its allocable share of items of income and gain of the master portfolio and as owning its allocable share of the master portfolio’s assets. Thus, a Fund’s ability to satisfy the Income and Diversification Requirements depends upon the character of the master portfolio’s income and assets. Each master portfolio intends to invest its assets so that its Fund investors will satisfy the Income and Diversification Requirements.

If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, the shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

State and Local Taxes
Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

Taxation of Certain Financial Instruments
The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a master portfolio, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain. The tax consequences of such transactions and investments will pass through to each Fund and may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which any master portfolio invests, the corresponding Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the master portfolio fails to make an election to recognize income annually during the period of its ownership of the shares of the PFIC.

Performance Information

Average Annual Total Returns

The average annual total return of each Class of shares of the Funds is calculated according to the following formula:

P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Returns (after taxes on distributions)

The average annual total return (after taxes on distributions) of each Class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVD

where “P” equals a hypothetical initial payment of $1000; “T” equals average annual total return (after taxes on distributions; “n” equals the number of years; and “ATVD” equals the ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions but not after taxes on redemptions.

Average Annual Total Returns (after taxes on distributions and redemptions)

The average annual total return (after taxes on distributions and sale of Fund shares) of each Class of shares is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending value, according to the following formula:

P(1+T)n=ATVDR

where “P” equals a hypothetical initial payment of $1,000; “T” equals average annual total return (after taxes on distributions; “n” equals the number of years; and “ATVDR” equals ending value of a hypothetical $1,000 investment made at the beginning of the stated periods at the end of the stated periods, after taxes on Fund distributions and redemptions.

The Fund’s after-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases the figure representing “Return After Taxes on Distributions and Sales of Fund Shares” may be higher than the other return figures of the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Your actual after-tax returns depend on you tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an IRA, this information may not apply to your investment.

Cumulative Total Returns

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

Yield

Annualized yield quotations for each Class of shares are calculated by dividing the interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD = 2[(a-b + 1)6 - 1]
cd

where “a” equals dividends and interest earned during the period; “b” equals expenses accrued for the period, net of reimbursements; “c” equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and “d” equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

For the Kinetics Government Money Market Fund, yield is calculated daily based upon the seven days ending on the day of the calculation, called the “base period.” This yield is computed by:

•
determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;

•	dividing the net change in the account’s value by the value of the account at the beginning of the base period to determine the base period return; and
•	multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Kinetics Government Money Market Fund, the performance will be reduced for those shareholders paying those fees. The yield for the seven day period ended December 31, 2005 was 3.07%.

Effective Yield

The effective yield for the Kinetics Government Money Market Fund is computed by compounding the unannualized base period return by:

•	adding 1 to the base period return;
•	raising the sum to the 365/7th power; and
•	subtracting 1 from the result.

The effective yield for the seven day period ended December 31, 2005 was 3.07%.

Other Information

The Funds’ performance data represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Funds will fluctuate, and an investor’s redemption proceeds may be more or less than the original investment amount.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103 serves as the Funds’ independent registered public accounting firm. Their services include examination of the Funds’ financial statements and the performance of other related audit and tax services.

Financial Statements

The Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2005 has been filed with the Securities and Exchange Commission. The financial statements, notes thereto and Report of Independent Registered Public Accounting Firm included in the Annual Report are incorporated by reference into this SAI.

Because the Market Opportunities Fund recently commenced operations on January 31, 2006, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Market Opportunities Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” - Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” - The obligor’s capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the highest rating category.

“A-3” - Obligator has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” - An obligation is more vulnerable to nonpayment than obligations rated “B”. The obligor currently has the capacity to meet its financial commitment on the obligation; however, adverse business, financial or economic conditions will likely impair the obligor’s capacity to meet its financial commitment on the obligation.

“C” - Obligations are currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar actions taken but payments on this obligation are being continued.

“R” - An obligor rated “R” is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“D” - Obligor has failed to pay one or more of its financial obligations (rated or unrated) when it came due. The “D” rating category is used when the default will be a general default and the obligor will fail to pay all or substantially all of its obligations as they come due. An “SD” rating is assigned when the obligor has selectively defaulted on a specific issue class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“N.R.” - An issuer designated N.R. is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following:

“P-1” - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. (“Fitch”) short-term ratings scale applies to foreign currency and local currency. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

“B” - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“RD” - Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

“D” - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

“NR” - This designation indicates that Fitch does not publicly rate the issuer or issue in question.

“Withdrawn” - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch deems sufficient.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” - Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

“R-1 (low)” - Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” - Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” - Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. Relative to the “R-2 (high)” category, entities rated “R-2 (middle)” typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” - Short-term debt rated “R-2 (low)” is considered to be of only adequate credit quality, one step up from being speculative. While not yet defined as speculative, the “R-2 (low)” category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-3 (high),” “R-3 (middle),” “R-3 (low)” - Short-term debt rated “R-3” is speculative, and within the three sub-set grades, the capacity for timely repayment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“D” - A security rated “D” implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” - An obligation rated “AA” differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” - An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” - An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“N.R.” - Not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” - Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” - Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” - Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” - Securities considered to be investment grade and of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” - Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” - Securities considered to be investment grade and of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” - Securities considered to be investment grade and of good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

“BB” - Securities considered to be speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” - Securities considered to be highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

“RD” - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

“D” - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

“NR” indicates that Fitch does not rate the issuer or issue in question.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” - Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definition DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

“A” - Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” - Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” - Long-term debt rated “BB” is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

“B” - Long-term debt rated “B” is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC”, CC” and “C” -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated “B.” Long-term debt rated below “B” often has characteristics which, if not remedied, may lead to default. In practice, there is little difference between these categories, with “CC” and “C” normally used for lower ranking debt of companies for which the senior debt is rated in the “CCC” to “B” range.

“D” - A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) - Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels - “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issuer credit rating is a current opinion of an obligor’s overall capacity (its creditworthiness) to pay its financial obligations. This opinion focuses on the obligor’s capacity and willingness to meet its financial commitments as they come due. It does not apply to any specific financial obligation, as it does take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. In addition, it does not take into account the creditworthiness of the guarantors, insurers, or other forms of credit enhancement on the obligation. The issuer’s rating is not a recommendation to purchase, sell, or hold a financial obligation issued by an obligor, as it does not comment on market price or suitability for a particular investor.

Moody’s credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the relative ability of an entity’s financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.